File

Nos. 333-85111

811-09545

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 13	☒

SELIGMAN ASSET ALLOCATION SERIES, INC.

(Formerly, Seligman Time Horizon/Harvester Series, Inc.)

(Exact name of registrant as specified in charter)

100 PARK AVENUE

NEW YORK, NEW YORK 10017

(Address of principal executive offices)

Registrant's Telephone Number: 212-850-1864 or

Toll Free: 800-221-2450

LAWARENCE P. VOGEL, Treasurer,

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (a)(1)
☒	on May 1, 2008 pursuant to paragraph (b)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐This	post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

May 1, 2008

Seligman

Asset Allocation Series, Inc.

(formerly Seligman Time Horizon/Harvester Series, Inc.)

Asset Allocation Strategies Seeking to Manage Risk Over Time

•	Seligman Asset Allocation Aggressive Growth Fund (formerly Seligman Time Horizon 30 Fund)

•	Seligman Asset Allocation Growth Fund (formerly Seligman Time Horizon 20 Fund)

•	Seligman Asset Allocation Moderate Growth Fund (formerly Seligman Time Horizon 10 Fund)

•	Seligman Asset Allocation Balanced Fund (formerly Seligman Harvester Fund)

The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if any of these Funds are suitable for you.

Seligman Asset Allocation Series, Inc. is based on two processes developed by J. & W. Seligman & Co. Incorporated: Seligman Time Horizon Matrix®, an asset allocation strategy, and Seligman Harvester®, a combined income-withdrawal and asset-allocation strategy. Seligman Time Horizon Matrix and Seligman Harvester are proprietary service marks of Seligman Advisors, Inc.

THF1 5/2008

For More Information	back cover

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

The Funds

Overview

J. & W. Seligman & Co. Incorporated (the “Manager”) serves as the investment manager to Seligman Asset Allocation Aggressive Growth Fund (the “Aggressive Growth Fund”), Seligman Asset Allocation Growth Fund (the “Growth Fund”), Seligman Asset Allocation Moderate Growth Fund (the “Moderate Growth Fund”) and Seligman Asset Allocation Balanced Fund (the “Balanced Fund”) (collectively the “Funds”). Each Fund is a separate Fund of Seligman Asset Allocation Series, Inc. (the “Series”). The Funds are designed for investors who are seeking to have their asset allocation decisions made by a professional investment manager. Each Fund (other than Balanced Fund) is designed in accordance with an investor’s “time-horizon” for seeking to achieve one or more investment goals. The Balanced Fund is designed for investors who are seeking capital appreciation and preservation of capital with current income and growth of income. An investor may choose to invest in one or more of the Funds based on individual investment goals, investment time horizons, risk tolerance, and financial circumstances.

Each Fund is a “fund of funds,” which means that each seeks to achieve its investment objectives(s) by investing in other funds, in particular, a combination of other Seligman mutual funds (the “Underlying Funds”). In pursuing its investment objective(s), each Fund may also invest directly in U.S. government securities and high-quality, short-term debt instruments.

Investment Objectives and Asset Allocation Strategies of the Funds

The table below provides an overview of each Fund’s investment objective(s) and asset allocation strategy. A more complete description of each Fund’s asset allocation strategy is provided under “Principal Strategies of the Funds.”

Under normal market conditions, each Fund invests in Underlying Funds to produce a portfolio with the following investment objective(s) and asset allocation strategy:

FUND	INVESTMENT OBJECTIVE(S)	ASSET ALLOCATION STRATEGY
Seligman Asset Allocation Aggressive Growth Fund— Intended for investors with long-term financial goals (i.e., approximately 30 years away).	Long-term capital appreciation	Aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.
Seligman Asset Allocation Growth Fund— Intended for investors with long-term financial goals (i.e., approximately 20 years away).	Long-term capital appreciation	Growth-oriented domestic and international equity securities, with a more even weighting among small-, medium-, and large-capitalization companies than the Aggressive Growth Fund.
Seligman Asset Allocation Moderate Growth Fund— Intended for investors with intermediate-term financial goals (i.e., approximately 10 years away).	Capital appreciation	Small-, medium-, and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

Seligman Asset Allocation Balanced Fund—
Intended for investors who seek current income from their capital, growth of income and growth of capital over time. The Fund is also intended for those seeking a diversified, balanced portfolio with exposure to equity securities (including real estate securities) and fixed-income securities.

	Capital appreciation and preservation of capital with current income and growth of income	Medium- and large-capitalization and dividend-producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securities and cash and cash equivalents than the Moderate Growth Fund.

Principal Strategies of the Funds

Each Fund seeks to achieve its investment objective(s) primarily by investing its assets in the Class A shares of certain Underlying Funds (which are described under the section of this Prospectus entitled “The Underlying Funds”). Each Fund is managed as an asset allocation-type mutual fund with target allocations and ranges for its investments in the Underlying Funds. These target allocations and ranges are based on two asset allocation strategies developed by the Manager: Seligman Time Horizon Matrix and Seligman Harvester. A series of questions and answers explaining more about Seligman Time Horizon Matrix and Seligman Harvester, as well as how an investor may invest in the Funds to take advantage of these strategies, appears later in this Prospectus under “Questions and Answers About the Funds.”

The table on page 3 illustrates the current allocation targets and ranges for each Fund under normal market conditions. The Underlying Funds are grouped into four broad asset class categories: Domestic Equity Funds, Global Equity Funds, Real Estate Funds and Fixed Income Funds. Within each asset class category, the listing of the Underlying Funds begins with the more aggressively managed and concludes with the more conservatively managed. For information about the investment objectives, strategies and risks of each Underlying Fund, see “The Underlying Funds.”

Under normal market conditions, the Manager will allocate each Fund’s assets according to the allocation targets described in the table. The Manager will attempt to use cash in-flows and out-flows from the purchase and sale, respectively, of each Fund’s shares to approximately remain within the allocation ranges. On a semi-annual basis, the Manager will re-allocate each Fund’s assets to its current targets if the allocations on the semi-annual re-allocation date are outside the allocation ranges. (Each Fund may hold a portion of its assets in cash or cash equivalents for various reasons, including, in order to meet redemptions, because it has not yet invested the proceeds from the sale of Fund shares or for other cash management purposes. These cash and cash equivalents are not included in a Fund’s assets for purposes of determining the allocations among the Underlying Funds.)

Each Fund may change the allocation targets and ranges for each Underlying Fund at any time if the Manager believes that doing so will better enable the Fund to pursue its investment objective(s). Each Fund may also change the Underlying Funds to which it will allocate its assets depending on the Manager’s outlook on the economy, financial markets in general and factors related to the asset classes corresponding to the Underlying Funds.

UNDERLYING FUND		AGGRESSIVE GROWTH FUND	GROWTH FUND	MODERATE GROWTH FUND	BALANCED FUND
DOMESTIC EQUITY FUNDS Seligman Frontier Fund	Target:	3%	3%
	Range:	2%-4%	2%-4%

Seligman Smaller-Cap Value Fund	Target:	13%	12%	7%
	Range:	10%-16%	10%-14%	5%-9%

Seligman Communications and Information Fund	Target:	16%	10%	10%
	Range:	13%-19%	8%-12%	8%-12%

Seligman Capital Fund	Target:	22%	15%	20%	10%
	Range:	18%-26%	12%-18%	16%-24%	8%-12%

Seligman Growth Fund	Target:	3%	9%	9%	12%
	Range:	2%-4%	7%-11%	7%-11%	10%-14%

Seligman Large-Cap Value Fund	Target:	3%	9%	9%	12%
	Range:	2%-4%	7%-11%	7%-11%	10%-14%

Seligman Common Stock Fund	Target:				11%
	Range:				9%-13%

GLOBAL EQUITY FUNDS Seligman Emerging Markets Fund	Target:	10%	10%	5%
	Range:	8%-12%	8%-12%	4%-6%

Seligman Global Smaller Companies Fund	Target:	20%	17%	10%
	Range:	16%-24%	14%-20%	8%-12%

Seligman International Growth Fund	Target:	5%	5%	10%	10%
	Range:	4%-6%	4%-6%	8%-12%	8%-12%

REAL ESTATE FUNDS Seligman LaSalle Global Real Estate Fund	Target:	5%	10%	10%
	Range:	4%-6%	8%-12%	8%-12%

Seligman LaSalle Monthly Dividend Real Estate Fund	Target:				15%
	Range:				12%-18%

FIXED-INCOME FUNDS Seligman High-Yield Fund	Target:			10%	10%
	Range:			8%-12%	8%-12%

Seligman Core Fixed Income Fund	Target:				10%
	Range:				8%-12%

Seligman U.S. Government Securities Fund/Seligman Cash Management Fund	Target:				10%
	Range:				8%-12%

Principal Risks of an Investment in the Funds

An investment in any of the Funds, like an investment in any mutual fund, involves risks. An investment in a “fund of funds” involves other risks as well. The principal risks of an investment in the Funds follow, and you should consider them carefully before investing in any of the Funds.

The value of each Fund will fluctuate with changes in the value of its Underlying Funds or other securities in which it invests, and you could lose money if you sell your shares at a price lower than you paid for them.

Because the assets of each Fund will be invested primarily in the Underlying Funds, each Fund’s investment performance is directly related to the investment performance of the Underlying Funds in which it invests. The ability of a Fund to realize its investment objective(s) will depend, in part, on the extent to which the Underlying Funds realize their investment objectives.

Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks, summarized below, are described more fully under “Principal Risks of the Underlying Funds”. The Principal risks of investing in the Funds are as follows:

■

Large-Capitalization Companies—Investments in stocks of large-capitalization companies by Underlying Funds are subject to market risk. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of large-capitalization stocks may decline.

■

Small-Capitalization Companies—Investments in these companies are subject to increased risk compared with an investment in large-capitalization companies. For example, such companies typically have less financial and managerial resources and more limited product lines than large-capitalization companies. In addition, such companies may be thinly traded and therefore subject to greater price volatility.

■

Mid-Capitalization Companies—Mid-capitalization companies are subject, to a certain degree, to the risks associated with investments in large-capitalization and small-capitalization companies, each as described above.

■

Foreign Investments and Emerging Markets Securities—Investments in foreign issuers expose investors to currency fluctuations, foreign taxation, settlement and custody risks, and changes in political conditions. Foreign investments may also include securities of issuers located in emerging countries. These countries may have relatively unstable governments and less diversified industrial bases.

■

“Junk Bonds”— Investments by Underlying Funds that invest in non-investment-grade, fixed-income securities are subject to a greater risk of loss than higher-rated, fixed-income securities and are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

■

Real Estate Companies—Investments in real estate companies (i.e., companies that at the time of initial purchase, derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate or have at least 50% of their assets in such real estate) such as real estate investment trusts (“REITs”) or similar entities outside the US are subject to additional risks. None of the Underlying Funds will generally invest in real estate directly, but certain Underlying Funds will invest in securities issued by real estate companies. As a result, these Underlying Funds are subject to the risks associated with the direct ownership of real estate. These risks include various economic, regulatory and property specific risks, such as competition, property value fluctuations, taxes, zoning laws and property casualty. The risks are magnified when an Underlying Fund invests in non-US real estate companies.

■

Sector Volatility and Concentrated Portfolios—Certain Underlying Funds are subject to sector volatility or hold a relatively small number of securities in their portfolios, thus creating additional risks.

■

Additional Risks—In addition, certain Underlying Funds may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into options transactions; purchase zero-coupon bonds and payment-in-kind bonds; purchase restricted and illiquid securities; purchase securities on a when-issued or forward commitment basis; enter into repurchase agreements; borrow money; and engage in various other investment practices that involve substantial risk of loss. Investment practices of certain of the Underlying Funds may involve some interest-rate risk, credit risk, prepayment risk or market risk.

In addition to a Fund’s operating expenses, you will indirectly bear the operating expenses of the Underlying Funds. Thus, the expenses you bear as an investor in a Fund will be higher than if you invested directly in the Underlying Funds.

An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The US government does not guarantee the market value or the current yield of government securities.

Temporary Defensive Positions of the Funds

The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent a Fund from achieving its objective.

Portfolio Holdings

A description of the Series’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Series’ Statement of Additional Information.

Past Performance of the Funds

The following performance information provides some indication of the risks of investing in the Funds by showing how the performance of Class A shares has varied from year to year, as well as how the performance of each Class compares with certain measures of performance.

The following performance information is designed to assist you in comparing the returns of each Fund with the returns of other mutual funds. How the Funds have performed in the past (before and after taxes), however, is not necessarily an indication of how the Funds will perform in the future. Total returns will vary between each Class of shares of a Fund due to differing fees and expenses.

The Class A annual total returns of each Fund presented in their respective bar chart do not reflect the effect of any sales charges. If sales charges were included, the returns would be lower. The average annual total returns of each Fund presented in their respective table do reflect the effect of the applicable sales charges. Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented in the tables the Funds’ Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Each Fund’s bar chart and table assume that all dividends and capital gains distributions, if any, were reinvested.

Effective at the close of business on May 16, 2008, the Funds will no longer offer Class D shares. For additional information, see “Deciding Which Class of Shares to Buy—Class C or Class D.”

After-tax returns presented in the tables are for Class A shares only. After-tax returns for Class B, Class C and Class D shares will vary due to differing fees and expenses. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The returns after taxes on distributions and sale of Fund shares may be greater than other returns presented for the same periods due to tax benefits from losses realized on the sale of Fund shares.

From May 1, 2008 through April 30, 2009, with respect to each Fund, the Manager has contractually agreed to waive its investment management fee and/or reimburse Fund expenses to the extent that the sum of the “management fees” plus “other expenses” (but not including any 12b-1 fees) exceeds 0.40% per annum for the Aggressive Growth Fund and the Growth Fund and 0.25% per annum for the Moderate Growth Fund and the Balanced Fund of that Fund’s average daily net assets. From May 1, 2009 through December 31, 2010, this expense limit is 0.75% per annum for each Fund. This expense limit also excludes a Fund’s share of the expenses of the Underlying Funds in which it invests. Other fee waiver/expense reimbursement arrangements were in effect since the Funds commenced investment operations. Absent such fee waivers/expense reimbursements each of the Fund’s returns would have been lower.

Aggressive Growth Fund – Calendar Years

Class A Annual Total Returns

Best quarter return: 21.05% – quarter ended 12/31/01.

Worst quarter return: (22.44)% – quarter ended 9/30/01.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Since Inception*
Class A
Return before taxes	6.43%	17.12%	3.60%
Return after taxes on distributions	5.25	16.78	3.26
Return after taxes on distributions and sale of Fund shares	5.15	15.06	2.99
Class B	7.01	17.49	3.65
Class C	11.01	17.70	3.44
Class D	11.01	17.70	3.61
Dow Jones Aggressive Portfolio Index (Global Series)**	8.66	19.20	6.34	***
Lipper Fund of Funds (Affiliated) Average**	6.47	10.90	4.40
Lipper Multi-Cap Core Funds Average**	6.43	13.33	4.21

*	Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B, C and D shares were offered to the public on 1/10/00, but were first issued at various later dates. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations for Class A shares and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates might be different, and may be lower, than those shown above. Initial issuance dates were as follows: Class B—4/24/00; Class C—2/8/00; and Class D—2/14/00.
**	The Dow Jones Aggressive Portfolio Index (Global Series) was designed to measure balanced and multi-asset-class portfolios with a risk profile that is set monthly at 100% of the current risk of an all-equity stock portfolio. Dow Jones equity indices make up the stock component and Lehman Brothers indices make up the bond and cash components. The Lipper Multi-Cap Core Funds Average includes funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($16.0 billion as of December 31, 2007). Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Funds of Funds (Affiliated) Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are managed by an affiliated investment manager. Lipper currently classifies the Fund as multi-cap core fund. The index and averages are unmanaged benchmarks that assume reinvestment of all distributions, if any, and exclude the effect of fees, taxes and sales charges. The index also excludes the effect of expenses. Investors cannot invest directly in an index or an average.
***	From December 31, 1999.

The Manager waived management fees and reimbursed certain expenses of the Fund for the periods presented. Absent such waivers and reimbursements, returns would have been lower.

Growth Fund

Class A Annual Total Returns – Calendar Years

Best quarter return: 19.18% – quarter ended 6/30/03.

Worst quarter return: (21.37)% – quarter ended 9/30/01.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Since Inception*
Class A
Return before taxes	5.38%	16.45%	3.32%
Return after taxes on distributions	3.83	16.04	2.95
Return after taxes on distributions and sale of Fund shares	4.97	14.47	2.75
Class B	6.00	16.78	3.32
Class C	10.00	16.99	3.29
Class D	10.00	16.99	3.29
Dow Jones Aggressive Portfolio Index (Global Series)**	8.66	19.20	6.34	***
Lipper Fund of Funds (Affiliated) Average**	6.47	10.90	4.40
Lipper Multi-Cap Core Funds Average**	6.43	13.33	4.21

*	Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B, C and D shares were offered to the public on 1/10/00, but were first issued at various later dates. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations for Class A shares and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates might be different, and may be lower, than those shown above. Initial issuance dates were as follows: Class B—3/21/00; Class C—1/18/00; and Class D—1/21/00.
**	The Dow Jones Aggressive Portfolio Index (Global Series) was designed to measure balanced and multi-asset-class portfolios with a risk profile that is set monthly at 100% of the current risk of an all-equity stock portfolio. Dow Jones equity indices make up the stock component and Lehman Brothers indices make up the bond and cash components. The Lipper Multi-Cap Core Funds Average includes funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($16.0 billion as of December 31, 2007). Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Funds of Funds (Affiliated) Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are managed by an affiliated investment manager. Lipper currently classifies the Fund as multi-cap core fund. The index and averages are unmanaged benchmarks that assume reinvestment of all distributions, if any, and exclude the effect of fees, taxes and sales charges. The index also excludes the effect of expenses. Investors cannot invest directly in an index or an average.
***	From December 31, 1999.

The Manager waived management fees and reimbursed certain expenses of the Fund for the periods presented. Absent such waivers and reimbursements, returns would have been lower.

Moderate Growth Fund

Class A Annual Total Returns – Calendar Years

Best quarter return: 15.69% – quarter ended 6/30/03.

Worst quarter return: (19.09)% – quarter ended 9/30/01.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Since Inception*
Class A
Return before taxes	3.90%	14.35%	2.77%
Return after taxes on distributions	2.95	13.87	2.25
Return after taxes on distributions and sale of Fund shares	2.87	12.36	2.09
Class B	4.23	14.57	2.74
Class C	8.23	14.80	2.75
Class D	8.23	14.80	2.72
Dow Jones Moderately Aggressive Portfolio Index (Global Series)**	8.33	16.23	6.40	***
Lipper Fund of Funds (Affiliated) Average**	6.47	10.90	4.40
Lipper Multi-Cap Core Funds Average**	6.43	13.33	4.21

*	Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B, C and D shares were offered to the public on 1/10/00, but were first issued at various later dates. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations for Class A shares and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates might be different, and may be lower, than those shown above. Initial issuance dates were as follows: Class B—2/18/00; Class C—3/6/00; and Class D—2/15/00.
**	The Dow Jones Moderately Aggressive Portfolio Index (Global Series) was designed to measure balanced and multi-asset-class portfolios with a risk profile that is set monthly at 80% of the current risk of an all-equity stock portfolio. Dow Jones equity indices make up the stock component, and Lehman Brothers indices make up the bond and cash components. As of December 31, 2007, the subindex allocation of the Dow Jones Moderately Aggressive Portfolio Index was: 89.9% equity, 10.0% fixed income, and 0.1% cash. The Lipper Multi-Cap Core Funds Average includes funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index ($16.0 billion as of December 31, 2007). Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Funds of Funds (Affiliated) Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are managed by an affiliated investment manager. Lipper currently classifies the Fund as multi-cap core fund. The index and averages are unmanaged benchmarks that assume reinvestment of all distributions, if any, and exclude the effect of fees, taxes and sales charges. The index also excludes the effect of expenses. Investors cannot invest directly in an index or an average.
***	From December 31, 1999.

The Manager waived management fees and reimbursed certain expenses of the Fund for the periods presented. Absent such waivers and reimbursements, returns would have been lower.

Balanced Fund

Class A Annual Total Returns – Calendar Years

Best quarter: 10.66% – quarter ended 6/30/03.

Worst quarter return: (14.13)% – quarter ended 9/30/01.

Average Annual Total Returns – Periods Ended 12/31/07

	One Year	Five Years	Since Inception*
Class A
Return before taxes	(2.37)%	9.01%	0.52%
Return after taxes on distributions	(3.52)	8.25	(0.46)
Return after taxes on distributions and sale of Fund shares	(1.47)	7.37	(0.16)
Class B	(2.25)	9.21	0.50
Class C	1.75	9.49	0.49
Class D	1.75	9.49	0.49
Dow Jones Moderate Portfolio Index (Global Series)**	8.02	13.28	6.49 ***
Lipper Fund of Funds (Affiliated) Average**	6.47	10.90	4.40
Lipper Mixed-Asset Target Allocation Moderate Funds Average**	5.34	9.56	4.36

*	Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B, C and D shares were offered to the public on 1/10/00, but were first issued at various later dates. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations for Class A shares and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates might be different, and may be lower, than those shown above. Initial issuance dates were as follows: Class B—2/17/00; Class C—1/18/00; and Class D—2/29/00.

**	The Dow Jones Moderate Portfolio Index (Global Series) was designed to measure balanced and multi-asset-class portfolios with a risk profile that is set monthly at 60% of the current risk of an all-equity stock portfolio. Dow Jones equity indices make up the stock component, and Lehman Brothers indices make up the bond and cash components. As of December 31, 2007, the subindex allocation of the Dow Jones Moderate Portfolio Index was: 69.9% equity, 29.8% fixed income, and 0.3% cash. The Lipper Mixed-Asset Target Allocation Moderate Funds Average includes funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Funds of Funds (Affiliated) Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are managed by an affiliated investment manager. Lipper currently classifies the Fund as a mixed-asset target allocation moderate fund. The index and averages are unmanaged benchmarks that assume reinvestment of all distributions, if any, and exclude the effect of fees, taxes and sales charges. The index also excludes the effect of expenses. Investors cannot invest directly in an index or an average.

***	From December 31, 1999.

The Manager waived management fees and reimbursed certain expenses of the Fund for the periods presented. Absent such waivers and reimbursements, returns would have been lower.

Fees and Expenses of the Funds

The tables below summarize the fees and expenses that you may pay as a shareholder of each Fund. Each class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from a Fund’s assets and are therefore paid indirectly by you and other investors in such Fund.

Shareholder Fees for Each Fund:

Shareholder Fees (fees paid directly from your investment)	Class A		Class B	Class C	Class D*
Total Maximum Sales Charge (Load)	5.75%		5%	1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	5.75%	(1)	none	none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none	(1)	5%	1%	1%

(1)	Certain investors who do not pay an initial sales charge (e.g., purchases of $1,000,000 or more, and purchases through certain retirement plans) may be subject to a 1% CDSC if shares are sold within 18 months of purchase.
*	Effective at the close of business on May 16, 2008, Class D shares will no longer be available. For more details, please see “Deciding which Class of Shares to Buy—Class C or Class D”.

With respect to the 12b-1 fees, under each Fund’s 12b-1 plan, each Fund is authorized to pay 12b-1 fees equal to 0.25% for Class A shares and 1.00% for Class B shares, Class C shares and Class D shares. In addition, the Class A shares of the Underlying Funds in which each Fund will invest impose a 12b-1 fee of up to 0.25%. To avoid any duplication of the 12b-1 fees, the 12b-1 fees payable by each class of shares of a Fund will be reduced by an amount equal to the 12b-1 fees paid by the Class A shares of the Underlying Funds. The net amount is shown in the tables below.

Aggressive Growth Fund Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses	Class A	Class B	Class C	Class D
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	—	0.75	0.75	0.75
Other expenses(2)	0.50	0.50	0.50	0.50
Acquired fund (Underlying Fund) fees and expenses(3)	1.70	1.70	1.70	1.70
Total gross operating expenses(1)(4)	2.30	3.05	3.05	3.05
(1) Less: Fee waiver and/or expense reimbursement	(0.20)	(0.20)	(0.20)	(0.20)
Total net operating expenses(4) (after fee waiver and/or reimbursement)	2.10	2.85	2.85	2.85
(2)	From May 1, 2008 through April 30, 2009, the Manager has contractually undertaken to waive its management fee and/or reimburse the Fund’s expenses to the extent that the sum of the “management fee” plus “other expenses” (but not including any 12b-1 fees) exceeds 0.40% per annum of the Fund’s average daily net assets. This fee waiver and/or expense reimbursement is reflected above in footnote (1). From May 1, 2009 through December 31, 2010, the expense limit described in this footnote is changed to 0.75% per annum of the Fund’s average daily net assets.
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying Funds. Certain expenses, including custodian expenses, registrar and transfer agent expenses, management fees, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying Funds. An investor can avoid these expenses at the Fund level by investing directly in Underlying Funds.
(4)	Total gross and net operating expenses reported here are different from the ratios of expenses to average net assets provided in the Financial Highlights section of this Prospectus because they include acquired fund (Underlying Fund) fees and expenses.

Growth Fund Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses	Class A	Class B	Class C	Class D
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	—	0.75	0.75	0.75
Other expenses(2)	0.39	0.39	0.39	0.39
Acquired fund (Underlying Fund) fees and expenses(3)	1.70	1.70	1.70	1.70
Total gross operating expenses(1)(4)	2.19	2.94	2.94	2.94
(1) Less: Fee waiver and/or expense reimbursement	(0.09)	(0.09)	(0.09)	(0.09)
Total net operating expenses(4) (after fee waiver and/or reimbursement)	2.10	2.85	2.85	2.85
(2)	From May 1, 2008 through April 30, 2009, the Manager has contractually undertaken to waive its management fee and/or reimburse the Fund’s expenses to the extent that the sum of the “management fee” plus “other expenses” (but not including any 12b-1 fees) exceeds 0.40% per annum of the Fund’s average daily net assets. This fee waiver and/or expense reimbursement is reflected above in footnote (1). From May 1, 2009 through December 31, 2010, the expense limit described in this footnote is changed to 0.75% per annum of the Fund’s average daily net assets.
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying Funds. Certain expenses, including custodian expenses, registrar and transfer agent expenses, management fees, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying Funds. An investor can avoid these expenses at the Fund level by investing directly in Underlying Funds.
(4)	Total gross and net operating expenses reported here are different from the ratios of expenses to average net assets provided in the Financial Highlights section of this Prospectus because they include acquired fund (Underlying Fund) fees and expenses.

Moderate Growth Fund Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses	Class A	Class B	Class C	Class D
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	—	0.75	0.75	0.75
Other expenses(2)	0.35	0.35	0.35	0.35
Acquired fund (Underlying Fund) fees and expenses(3)	1.63	1.63	1.63	1.63
Total gross operating expenses(1)(4)	2.08	2.83	2.83	2.83
(1) Less: Fee waiver and/or expense reimbursement	(0.20)	(0.20)	(0.20)	(0.20)
Total net operating expenses(4) (after fee waiver and/or reimbursement)	1.88	2.63	2.63	2.63
(2)	From May 1, 2008 through April 30, 2009, the Manager has contractually undertaken to waive its management fee and/or reimburse the Fund’s expenses to the extent that the sum of the “management fee” plus “other expenses” (but not including any 12b-1 fees) exceeds 0.25% per annum of the Fund’s average daily net assets. This fee waiver and/or expense reimbursement is reflected above in footnote (1). From May 1, 2009 through December 31, 2010, the expense limit described in this footnote is changed to 0.75% per annum of the Fund’s average daily net assets.
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying Funds. Certain expenses, including custodian expenses, registrar and transfer agent expenses, management fees, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying Funds. An investor can avoid these expenses at the Fund level by investing directly in Underlying Funds.
(4)	Total gross and net operating expenses reported here are different from the ratios of expenses to average net assets provided in the Financial Highlights section of this Prospectus because they include acquired fund (Underlying Fund) fees and expenses.

Balanced Fund Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses	Class A	Class B	Class C	Class D
Management fees	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	—	0.75	0.75	0.75
Other expenses(2)	0.61	0.61	0.61	0.61
Acquired fund (Underlying Fund) fees and expenses(3)	1.48	1.48	1.48	1.48
Total gross operating expenses(1)(4)	2.19	2.94	2.94	2.94
(1) Less: Fee waiver and/or expense reimbursement.	(0.46)	(0.46)	(0.46)	(0.46)
Total net operating expenses(4) (after fee waiver and/or reimbursement)	1.73	2.48	2.48	2.48
(2)	From May 1, 2008 through April 30, 2009, the Manager has contractually undertaken to waive its management fee and/or reimburse the Fund’s expenses to the extent that the sum of the “management fee” plus “other expenses” (but not including any 12b-1 fees) exceeds 0.25% per annum of the Fund’s average daily net assets. This fee waiver and/or expense reimbursement is reflected above in footnote (1). From May 1, 2009 through December 31, 2010, the expense limit described in this footnote is changed to 0.75% per annum of the Fund’s average daily net assets.
(3)	These are the fees and expenses incurred indirectly by Fund shareholders as a result of the Fund’s investment in Underlying Funds. Certain expenses, including custodian expenses, registrar and transfer agent expenses, management fees, directors’ fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying Funds. An investor can avoid these expenses at the Fund level by investing directly in Underlying Funds.
(4)	Total gross and net operating expenses reported here are different from the ratios of expenses to average net assets provided in the Financial Highlights section of this Prospectus because they include acquired fund (Underlying Fund) fees and expenses.

Examples of Each Fund’s Expenses

These examples are intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds. They assume that (1) you invest $10,000 in each Fund at the beginning of each period shown (and pay any applicable sales charge), (2) your investment in each Fund has a 5% return each year, and (3) each Fund’s operating expenses (including the management fee and acquired fund (Underlying Fund) fees and expenses) are (1) the net operating expenses through December 31, 2010 (which reflect the applicable contractual expense reimbursement/fee waiver arrangement described above) and (ii) after December 31, 2010, the total gross operating expenses shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Aggressive Growth Fund

If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges):

	1 Year	3 Years	5 Years	10 Years
Class A	$776	$1,240	$1,736	$3,094
Class B	788	1,230	1,802	3,225	†
Class C	388	930	1,602	3,399
Class D	388	930	1,602	3,399

Aggressive Growth Fund

If you do not sell your shares at the end of each period, your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$776	$1,240	$1,736	$3,094
Class B	288	930	1,602	3,225	†
Class C	288	930	1,602	3,399
Class D	288	930	1,602	3,399

Growth Fund

If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges):

	1 Year	3 Years	5 Years	10 Years
Class A	$776	$1,221	$1,704	$3,030
Class B	788	1,210	1,770	3,161	†
Class C	388	910	1,570	3,336
Class D	388	910	1,570	3,336

Growth Fund

If you do not sell your shares at the end of each period, your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$776	$1,221	$1,704	$3,030
Class B	288	910	1,570	3,161	†
Class C	288	910	1,570	3,336
Class D	288	910	1,570	3,336

Moderate Growth Fund

If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges):

	1 Year	3 Years	5 Years	10 Years
Class A	$755	$1,178	$1,638	$2,904
Class B	766	1,165	1,702	3,036	†
Class C	366	865	1,502	3,213
Class D	366	865	1,502	3,213

Moderate Growth Fund

If you do not sell your shares at the end of each period, your cost would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$755	$1,178	$1,638	$2,904
Class B	266	865	1,502	3,036	†
Class C	266	865	1,502	3,213
Class D	266	865	1,502	3,213

Balanced Fund

If you sell your shares at the end of each period, your costs would be (including any applicable contingent deferred sales charges):

	1 Year	3 Years	5 Years	10 Years
Class A	$741	$1,186	$1,667	$2,990
Class B	751	1,173	1,732	3,122	†
Class C	351	873	1,532	3,297
Class D	351	873	1,532	3,297

Balanced Fund

If you do not sell your shares at the end of each period, your cost would be :

	1 Year	3 Years	5 Years	10 Years
Class A	$741	$1,186	$1,667	$2,990
Class B	251	873	1,532	3,122	†
Class C	251	873	1,532	3,297
Class D	251	873	1,532	3,297

†	Class B shares will automatically convert to Class A shares approximately eight years after purchase.

Questions and Answers About the Funds

Each Fund invests a percentage of its assets in the Underlying Funds based on two asset allocation strategies developed by the Manager: Seligman Time Horizon Matrix and Seligman Harvester. The following series of questions and answers is designed to explain these strategies, as well as how an investor may invest in the Funds to take advantage of them.

Q:	What is Seligman Time Horizon Matrix?

A:	Seligman Time Horizon Matrix is a multi-discipline strategy designed for investors seeking to manage market risk and build wealth over time. Each Fund invests in various combinations of the Underlying Funds. The allocation among the Underlying Funds is based on historical performance of various asset classes since 1950 and may be updated as the Manager deems appropriate. The foundation for this strategy is the historical observation that the relative risk of various asset classes changes over time. Based on this observation, the Manager believes that time, as well as asset allocation, can be used to diversify risk. Through its systematic investment approach that seeks to meet financial goals, Seligman Time Horizon Matrix seeks to manage the impact of market fluctuations. A basic premise of Seligman Time Horizon Matrix is to stay invested throughout market fluctuations rather than trying to time general market movements and avoid volatility by jumping in and out of various investments. As investment history has shown, it has been nearly impossible to time general market movements successfully on a consistent basis.

Q:	What is Seligman Harvester?

A:	Seligman Harvester (which is incorporated in Seligman Time Horizon Matrix) is an income-withdrawal and asset allocation strategy. This strategy is designed for investors who need to withdraw income from accumulated assets, and who, therefore, may be more sensitive to the volatility of their investments. For example, if you withdraw a fixed amount of an investment in a down market, you deplete more capital than you would in an up market because you have to sell more of your investment to produce the desired withdrawal. Further, if the market rebounds, fewer assets will be left to take part in the upswing. The Seligman Harvester strategy seeks to reduce such risks through what the Manager believes is an appropriate allocation to historically less volatile asset classes. If you purchase the Balanced Fund and are seeking to withdraw income from this Fund, the Manager recommends that you consult a financial and/or tax advisor to develop an appropriate withdrawal strategy that includes, for example, such factors as your liquidity needs, other sources of income, and tax considerations.

Q:	How was Seligman Time Horizon Matrix developed?

A:	Seligman Time Horizon Matrix is the result of extensive proprietary research by the Manager that examines the performance of different asset classes over various time periods. Although past performance of asset classes is not a guarantee of future results, the Manager believes that an analysis of historical performance can provide guidelines that help make prudent long-term investment decisions. The Manager’s research shows that, historically, as time frames lengthen, market volatility and the relative risk among various asset classes have change.

For example, small-capitalization stocks have been relatively volatile when compared with Treasury bills over a number of different one-year holding periods. However, when holding periods have been extended, the relative risk between small-capitalization stocks and Treasury bills has been more closely aligned. In fact, this research demonstrates that in any 20-year holding period since 1950 the worst performance of small-capitalization stocks surpassed the best performance of Treasury bills. Seligman Time Horizon Matrix is the result of similar comparisons among all the asset classes described in Appendix A over one-, five-, 10- and 20-year holding periods. Of course, past performance is not a guarantee of future results. Appendix B includes a chart that illustrates how the relative risk of the major asset classes historically has changed over different holding periods since 1950.

Q:	How was Seligman Harvester developed?

A:	Seligman Harvester also was developed through proprietary research conducted by the Manager. Using a sophisticated statistical technique to analyze asset class returns since 1950, this research tested different combinations of withdrawal strategies and asset allocations to assess the probability of conserving capital in down markets while realizing current income. Like Seligman Time Horizon Matrix, Seligman Harvester may be updated. One of the key design parameters for a Harvester portfolio was to develop an allocation that would have had no negative investment results over any five-year period since 1950. The Manager’s research demonstrated that an asset allocation comprising equities (including real estate securities), fixed-income securities and US government securities was particularly effective in conserving capital over long time periods when used with certain withdrawal strategies. Under normal market conditions, the Balanced Fund intends to maintain an asset allocation that includes such asset classes.

Q:	How does Seligman Time Horizon Matrix work?

A:	Seligman Time Horizon Matrix provides specific portfolio recommendations for investors seeking to achieve investment goals over time frames ranging from 30 years to one year. Each portfolio represents investments in a different combination of certain Underlying Funds, which the Manager believes should correlate with the asset classes studied in its research. Annual research updates provide additional data that the Manager factors into its analysis, which is aimed solely at determining a prudent asset allocation, given the latest historical performance of asset classes, for seeking a specific investment goal over a specific time frame. Based on an analysis of its research, the Manager may make changes to the specific portfolio recommendations of Seligman Time Horizon Matrix and also to the allocation targets and ranges for each Fund’s investments in the Underlying Funds. Because this continual analysis creates an ever-increasing collection of historical data, the Manager expects annual adjustments to the portfolio recommendations to be modest. However, the possibility does exist that extreme market volatility in any single year could significantly change the implications of long-term historical performance patterns in one or more asset classes. This could cause the Manager, in its judgment, to significantly revise at any time, including annually, a Fund’s allocations among the Underlying Funds.

The Balanced Fund serves as the end point of the Seligman Time Horizon/Harvester Series Matrix. As a result, the Matrix recommends 31 distinct portfolios—one for each year starting at Year 30 plus the Harvester portfolio. For a complete description of these annual portfolio recommendations, please see Appendix C.

Seligman Time Horizon Matrix seeks to reduce an investor’s portfolio volatility on an annual basis through “migration.” Migration involves reallocating portfolio investments each year as you get closer to your investment goal from a more volatile to less volatile portfolio. The assets invested in the Funds will not migrate. Accordingly, an investment made in the Aggressive Growth Fund will remain in that Fund indefinitely until redeemed. Investors with investment time horizons other than 30, 20 or 10 years in the future, or those with less than 10 years to their investment goal but who are not ready to invest in the Balanced Fund, may consider investing in a combination of the Funds to seek to achieve their investment goal. For example, if your investment goal is 20 years away, you could allocate your investment among the ten individual Seligman mutual funds in the Seligman Time Horizon Matrix for the recommended 20-year portfolio. After one year, the Matrix suggests that you “migrate” the portfolio by shifting the relative weighting of each Underlying Fund to the recommended allocation of the Seligman Time Horizon Matrix 19-year portfolio. This process would continue each year in accordance with the recommendations in Seligman Time Horizon Matrix, until your portfolio matches the asset allocation recommended by Seligman Harvester. Using Seligman Time Horizon Matrix, an investor would not buy and hold the same portfolio from year to year. As discussed below, the Funds offer a simplified way to implement this strategy.

Q:	How does each Fund benefit from the Manager’s research?

A:	The Aggressive Growth Fund, the Growth Fund and the Moderate Growth Fund each seek to implement an investment strategy based on Seligman Time Horizon Matrix by investing a specified percentage of their respective assets in various Underlying Funds. The Balanced Fund seeks to implement the Seligman Harvester asset allocation strategy also by investing a specified percentage of its assets in various Underlying Funds.

■

Aggressive Growth Fund:    Under normal market conditions, this Fund invests in Underlying Funds to produce a portfolio that invests primarily in equity securities issued by both domestic and international companies, including those companies in emerging markets. The 100% weighting to equities is based on the Manager’s research findings that show equities have been essential to overcome the effects of inflation and to benefit from compounding returns over long time frames, such as 30 years to investment goal. The specific equity allocations are weighted toward small- and medium- capitalization stocks because these asset classes have historically provided higher returns over longer time frames than large-capitalization stocks. The Manager includes international equity securities (including emerging market stocks) because it believes that the international equity asset class has the potential to provide competitive returns as well as diversification.

■

Growth Fund:    Like the Aggressive Growth Fund, under normal market conditions, this Fund invests in Underlying Funds to produce a portfolio that invests primarily in domestic and international equities, including emerging market stocks. However, the allocations are more evenly weighted among small-, medium- and large-capitalization stocks to reflect the need for somewhat less volatility as compared with an investment in the Aggressive Growth Fund. Also, as compared with the Aggressive Growth Fund, the Manager has increased its allocation to real estate securities (e.g., REITs and non-US real estate companies). The Manager believes that an allocation to these securities can provide relative diversification, and reduce volatility in yield and market values. The proportion of the overall portfolio invested in any one of these asset classes is based on the Manager’s research findings that show such asset classes have been essential to overcome the effects of inflation and to benefit from compounding returns over long time frames, such as 20 years to investment goal. The shift in favor of large-capitalization stocks includes established international companies that operate in developed markets. An investment in the equity securities of such companies offers the opportunity for growth of capital and diversification of risk without the volatility experienced by smaller companies in less-developed regions. The Manager believes that international equities, including emerging market stocks, have the potential to provide competitive returns as well as diversification.

■

Moderate Growth Fund:    Under normal market conditions, this Fund invests 80% of its assets in Underlying Funds that invest primarily in domestic and international equities, 10% of its assets in one Underlying Fund that invests primarily in REITs and non-US real estate companies, and 10% of its assets in one Underlying Fund that invests primarily in high-yield fixed-income securities. The change in allocations as compared with an investment in the Growth Fund results from reducing the Moderate Growth Fund’s exposure to small-capitalization and emerging market securities, and introducing high-yield securities. The Manager’s research demonstrates that the reduction in small-capitalization and emerging markets securities has historically reduced volatility over 10-year holding periods. The allocation to high-yield securities is introduced because, in the Manager’s opinion, a prudently managed high-yield securities fund—not individual high-yield securities—can provide relative diversification, stability and protection against significant loss of principal due to a single default.

■

Balanced Fund:    Under normal market conditions, this Fund invests 55% of its assets in Underlying Funds that invest primarily in domestic and international equities, 15% of its assets in one Underlying Fund that invests primarily in equity REITs, 20% of its assets in Underlying Funds that invest primarily in fixed- income securities (high-yield securities and investment grade fixed income securities) and 10% of its assets in an Underlying Fund that invest primarily in cash, cash equivalents or US government securities. Key differences between the Balanced Fund and the Moderate Growth Fund include the elimination of domestic and international small-capitalization stocks and emerging markets securities (other than domestic REITs). This change reflects the Manager’s opinion that these asset classes are too volatile and speculative for investors who wish to conserve their capital and generate an income stream. A second key difference between the Balanced Fund and the Moderate Growth Fund is an increase in the allocation to real estate securities, as well as a shift to domestic real estate companies. This change reflects the Manager’s belief that real estate securities such as equity REITs can provide relative diversification and reduce volatility in yield and market values. In addition, the Manager believes that an investment in real estate securities is appropriate for the Balanced Fund because such an investment allows the Balanced Fund to benefit from a potential stream of income and because such an allocation has the potential for capital appreciation. A third difference is a 10% allocation to one Underlying Fund that invests primarily in investment grade fixed income securities. The Manager believes that investment grade fixed income securities can provide relative diversification, stability and current income. A fourth difference is a 10% allocation to Underlying Funds that invest in cash, cash equivalents or US government securities. The Manager believes that such an allocation can help protect against sudden market downturns that could erode capital, especially if they occur when income is withdrawn.

Q:	Can I take full advantage of Seligman Time Horizon Matrix by simply investing in the Funds?

A:	You may implement a Seligman Time Horizon Matrix asset allocation strategy by investing directly in the Funds rather than investing separately in each of the Underlying Funds. However, the Funds will not automatically “migrate” their investments under the process described above. Nevertheless, the Series is flexibly designed so that each Fund may be combined with another Fund to take full advantage of Seligman Time Horizon Matrix. You can begin at any point in Seligman Time Horizon Matrix by buying a combination of two Funds. For example, if your investment goal is 15 years away, you could invest 50% of your total investment in the Growth Fund and the other 50% of your total investment in the Moderate Growth Fund (subject to the required minimum account balance in each Fund).

Similarly, migration can be accomplished by exchanging between each Fund within the Series or making additional investments in one or more of the Funds (subject to the required minimum account balance in each Fund). In the year following your initial investment described in the previous example, you could, through an exchange, allocate 40% of your investment to the Growth Fund and 60% to the Moderate Growth Fund. If you implemented on your own this reallocation process each year for five years, 100% of your assets would be invested in the Moderate Growth Fund. You could use a similar process to migrate from each of the other Funds (or combinations of the Funds) until you reach the Balanced Fund. You should be aware, however, that following a migration strategy by making exchanges between or among the Funds could result in short-term or long-term capital gains for federal income tax purposes that may not result if you did not implement this strategy.

Q:	Can I hold each Fund within the Series for as long as I want?

A:	Yes. You may hold a Fund for an extended period of time. To illustrate, an investor with an investment goal 20 years away may choose to invest in the Growth Fund and hold the Fund for 20 years. A “buy and hold” use of the Funds would provide an investor with a simple way to own one or more strategically diversified portfolios designed to seek to achieve specific investment objectives. For example, the Aggressive Growth Fund and the Growth Fund each can serve as a diversified growth portfolio for an investor seeking long-term capital appreciation. Similarly, the Moderate Growth Fund can be used by an investor seeking capital appreciation with less volatility than the Aggressive Growth Fund and the Growth Fund. Based on the Manager’s research, buying and holding the Funds (other than the Balanced Fund) would subject your investment to greater portfolio volatility on an annual basis than if a migration strategy were implemented by you. For example, the volatility of the asset allocation in the Growth Fund historically has been far greater than the volatility of the asset allocation in the Balanced Fund, especially over holding periods of five years or less. Such a potential exposure to increased portfolio volatility may be particularly detrimental for an investor who is close to, or ready to realize, an investment goal.

Q:	Why shouldn’t I just invest in the Underlying Funds directly?

A:	Investing in the Funds offers you the choice of turnkey convenience, simplicity and the benefits of the Manager’s on-going research. For example, your statements will detail only the Fund or Funds you invest in, rather than all of the individual Underlying Funds. Moreover, by using cash flows and periodic adjustments, the Manager will seek to maintain an investment in each of the Underlying Funds that is within the range of targeted allocations. By contrast, if you choose to invest directly in the Underlying Funds and do not elect to have the Manager automatically rebalance or migrate your investment, you would have to make these adjustments yourself or risk having your actual allocations among the Underlying Funds deviate from the recommended allocation due to the different investment results over time of the Underlying Funds. Again, the assets you invest in the Funds will not automatically migrate. You should note, however, that certain retirement programs sponsored by the Manager offer automatic migration for investors who directly purchase shares of the Underlying Funds.

Additional Information About the Funds’ Investment Strategies and Risks

As mentioned above, each Fund pursues its investment objective by investing a certain percentage of its assets in the Underlying Funds. Each Fund may also invest a portion of its net assets in US government securities or high-quality, short-term debt instruments. However, in order to maintain liquidity, to meet shareholder redemptions, or to respond to adverse market, economic, political or other conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents. When a Fund’s assets are invested in such investments, the Fund may not be achieving its investment objective(s).

A Fund may purchase or sell shares of the Underlying Funds, US government securities and high-quality, short-term debt instruments to: (a) accommodate purchases and sales of its shares; (b) adjust the percentages of its assets invested in each of the Underlying Funds, US government securities and high-quality, short-term debt instruments in response to economic, market or other conditions, as well as changes in Seligman Time Horizon Matrix; and (c) modify the allocation of its assets among the Underlying Funds, US government securities and high-quality, short-term debt instruments toward the asset allocation ranges and targets specified above.

As described above, under normal conditions, the Manager intends periodically to reallocate each Fund’s investments in the Underlying Funds if a Fund’s actual allocation is outside its current asset allocation ranges on the reallocation date. This process may generate net capital gains (including short-term capital gains that are generally taxed to investors at ordinary income tax rates) to investors in the Funds. The Manager will seek to minimize the realization of net capital gains by allocating both positive and negative cash flows (realized from purchases and sales of Fund shares) in a manner that periodically moves the actual positions in the Underlying Funds toward the asset allocation ranges and targets described above. However, the reallocation process may generate net capital gains for investors that are higher than the net capital gains ordinarily incurred by an investor through an asset allocation strategy that has broader investment ranges or an asset allocation strategy designed by the investor.

The Funds will indirectly bear the expenses associated with portfolio turnover of the Underlying Funds, a number of which have fairly high portfolio turnover rates (i.e., in excess of 100%). High portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Investors in the Funds may also bear expenses directly or indirectly through sales of securities held by the Funds and the Underlying Funds that result in realization of ordinary income or taxable gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates).

Except for its fundamental policy, each Fund may change its principal strategies if the Series’ Board of Directors believes doing so is consistent with that Fund’s objective(s). In addition, the Underlying Funds, US government securities and short-term debt instruments in which each Fund may invest, the target allocations and ranges, and the investments in each Underlying Fund may be changed from time to time without shareholder approval. However, each Fund’s objective(s) and its fundamental policy may be changed only with shareholder approval.

Each Fund is subject to the risk that the asset allocation strategy used by the Manager may fail to produce the intended results. The historical data on which Seligman Time Horizon Matrix and Seligman Harvester are based involve performance of various asset classes. (See Appendix A.) Past performance, however, is not a guarantee of future performance. Moreover, the investments of the

Underlying Funds may differ significantly from the securities that comprise those asset classes, and there is a risk that the performance of the Underlying Funds will not be the same as the performance of those asset classes. Additionally, the allocation of each Fund’s assets among the Underlying Funds is based on model portfolios recommended by Seligman Time Horizon Matrix and Seligman Harvester at a specific point in time. The Funds will not migrate their investments among the Underlying Funds in accordance with Seligman Time Horizon Matrix. As a result, an investment in one or more of the Funds may not produce the same results as an investment directly in the Underlying Funds according to Seligman Time Horizon Matrix and the migration process described above. An attempt by an investor to replicate Seligman Time Horizon Matrix may be unsuccessful and may result in expenses and taxes greater than other types of investments, including investments in other mutual funds.

A Fund may not be able to pay redemption proceeds within the period stated in the Prospectus because of unusual market or other conditions or an unusually high volume of redemption requests.

There is no guarantee that investors will realize their investment goals by investing in one or more of the Funds. Investors should carefully consider the risks and tax consequences involved with an investment in one or more of the Funds.

A more complete description of the risks associated with the investment practices of the Underlying Funds is provided under “Principal Risks of the Underlying Funds” in this Prospectus, “Investment Strategies and Risks” in the Statement of Additional Information to this Prospectus and “Principal Risks” in each Underlying Fund’s Prospectus. The SAI and the Prospectuses for the Underlying Funds are incorporated by reference into this Prospectus and are available free of charge by telephoning 1-800-221-2450.

Management

The Board of Directors of the Series provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated, 100 Park Avenue, New York, New York 10017, is the manager of each Fund. The Manager is responsible for each Fund’s investments and administers each Fund’s business and other affairs.

Established in 1864, the Manager currently serves as manager to 22 US registered investment companies, which offer 59 investment portfolios with approximately $10.1 billion in assets as of March 31, 2008. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2008 of approximately $7.8 billion.

In managing the Funds, the Manager will have the authority to select and substitute Underlying Funds, subject to each Fund’s investment objectives and policies. This will subject the Manager to conflicts of interest in allocating each Fund’s assets among the various Underlying Funds because the fees payable to the Manager and/or its affiliates by some Underlying Funds are higher than those payable by other Underlying Funds and because the Manager and its affiliates are also responsible for managing, and receiving fees from, the Underlying Funds. The Manager is also subject to a conflict because it will not receive a fee for assets of the Funds invested directly in US government securities and short-term debt instruments.

Each Fund pays the Manager a management fee for its advisory services. This fee is equal to an annual rate of 0.10% of each Fund’s average daily net assets. In addition to the management fees assessed by each of the Funds, investors will indirectly bear the management fees charged by the Underlying Funds. However, no management fees, other than the management fee paid by the Funds, will be charged on each Fund’s investment directly in individual US government securities and short-term debt instruments. This will result in an investor paying higher overall fees than if the investor purchased the Underlying Funds directly. For a description of the management fees charged by each of the Underlying Funds, please see the information contained under the caption “Management” in each Underlying Fund’s prospectus, each of which is incorporated by reference into this Prospectus and is available free of charge by telephoning 1-800-221-2450. The Manager is waiving its investment management fee and reimbursing certain expenses in order to limit such expenses. See “Past Performance of Funds” and “Fees and Expenses of the Funds.”

A discussion regarding the basis for the Series’ Board of Directors’ approval of the continuance of the investment management agreement between the Series (on behalf of the Funds) and the Manager is available in the Series’ Annual Report, dated December 31, 2007.

Portfolio Management

Mr. Charles W. Kadlec is Vice President and Portfolio Manager of the Fund since its inception. Mr. Kadlec is a Managing Director and Director of the Manager. He is also President and a Director of Seligman Advisors, Inc. and Seligman Services, Inc., and is responsible for overseeing the business operations of each. Mr. Kadlec is the architect of several investment strategies, chief among them Seligman Time Horizon Matrix and Seligman Harvester. He is also Vice President of Tri-Continental Corporation and Vice President and Co-Portfolio Manager of Seligman TargetHorizon ETF Portfolios, Inc.

Mr. Kadlec joined the Manager in December 1985 and has since held various positions. In 1997, he became Chief Investment Strategist for Seligman Advisors, Inc. and in 2002 assumed additional responsibilities as the Director of High NetWorth Marketing. In 2004, he became Executive Vice President of Seligman Advisors, Inc. and assumed his current position with Seligman Advisors, Inc. in January 2005.

Mr. Gary Terpening provides assistance in managing the Funds through his research and contributions to investment decisions with respect to the design of the overall asset allocations. Mr. Terpening is Senior Vice President of the Manager and Seligman Advisors, Inc.

The Series’ Statement of Additional Information provides additional information about the compensation of the individuals named above (the “Portfolio Managers”), other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities of the Funds.

Affiliates of the Manager:

Seligman Advisors, Inc. (“Seligman Advisors”):

Each Fund’s distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (“SDC”):

Each Fund’s shareholder service agent; provides shareholder account services to the Fund at cost.

Regulatory Matters

In late 2003, J. & W. Seligman & Co. Incorporated (Seligman) conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the “SEC”) and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, Seligman and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies.

Seligman does not believe that the foregoing legal action or other possible actions will have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

The Underlying Funds

Investment Objectives and Principal Strategies of the Underlying Funds

Each Fund invests a substantial portion of its assets in the Underlying Funds. Accordingly, each Fund’s performance depends upon a favorable allocation among the Underlying Funds as well as the ability of the Underlying Funds to meet their objective(s). There can be no assurance that the investment objective(s) of any Underlying Fund will be achieved. Shares of the Underlying Funds are not offered by this Prospectus.

Each Underlying Fund has its own investment objective(s) and principal strategies. In addition, each Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, political, or other conditions. This could prevent a Fund from achieving its objective(s).

Except for each Underlying Fund’s fundamental policies, each Underlying Fund may change its principal strategies if that Underlying Fund’s Board of Directors or Trustees believes doing so is consistent with the Underlying Fund’s objective(s). Other than the Global Real Estate Fund (which requires only its Board’s approval), each Underlying Fund’s investment objective(s) and its fundamental policies may be changed only with approval of that Underlying Fund’s shareholders.

Each Underlying Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase each Underlying Fund’s expenses and, therefore, each Fund’s expenses. There may also be adverse tax consequences for investors (such as the Funds) in each Underlying Fund due to an increase in net short-term capital gains.

The table below summarizes the investment objective(s) and primary investments of the Underlying Funds. For a description of the principal strategies of the Underlying Funds, please see “Investment Objectives/Principal Strategies” in each Underlying Fund’s Prospectus, each of which is incorporated by reference into this Prospectus and is available free of charge by telephoning 1-800-221-2450.

UNDERLYING FUND	INVESTMENT OBJECTIVE(S)	PRIMARY INVESTMENTS
Seligman Capital Fund	Capital appreciation	Common stock of medium-sized US companies
Seligman Cash Management Fund	Preservation of capital and maximization of liquidity and current income	US dollar-denominated high-quality money market instruments, including obligations of the US Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper and short-term corporate debt securities, and repurchase agreements with respect to these types of instruments
Seligman Common Stock Fund	Total return through a combination of capital appreciation and current income	Common stock of larger companies diversified among a number of industries
Seligman Communications and Information Fund	Capital gain	Common stock of companies operating in the communications, information and related industries

UNDERLYING FUND	INVESTMENT OBJECTIVE(S)	PRIMARY INVESTMENTS
Seligman Core Fixed Income Fund	High current income consistent with prudent exposure to risk and, secondly, capital appreciation	Investment grade fixed-income securities of any duration
Seligman Frontier Fund	Growth of capital. Income may be considered but is incidental to the Fund’s investment objective	Common stock of small US companies
Seligman Growth Fund	Long-term capital appreciation	Common stock of large US companies, selected for their growth prospects
Seligman Emerging Markets Fund	Long-term capital appreciation	Common stock of companies that conduct their principal business activities in emerging markets
Seligman Global Smaller Companies Fund	Long-term capital appreciation	Common stock of smaller US and non-US companies
Seligman High-Yield Fund	High level of current income and may also consider the potential for capital appreciation consistent with prudent investment management	Non-investment grade, high-yield securities (many of which are commonly known as “junk bonds”)
Seligman International Growth Fund	Long-term capital appreciation	Common stock of medium to large companies in the principal international markets
Seligman Large-Cap Value Fund	Long-term capital appreciation	Common stock of “value” companies (i.e., those companies believed by the Manager to be undervalued either historically, by the market, or by their peers) with large market capitalization at the time of purchase
Seligman LaSalle Global Real Estate Fund	Total return through a combination of current income and long-term capital appreciation

Concentrates its investments in the real estate industry, investing under normal market conditions at least 80% of its net assets in equity and equity-related securities issued by global real estate companies such as US real estate investment trusts (REITs) and similar

entities outside the US

Seligman LaSalle Monthly Dividend Real Estate Fund	High current income. Capital appreciation is a secondary objective	Concentrates its investments in the real estate industry, investing under normal circumstances at least 80% of its net assets in equity and equity-related securities issued by real estate companies, such as real estate investment trusts
Seligman Smaller-Cap Value Fund	Long-term capital appreciation	Common stock of “value” companies with smaller market capitalization at the time of purchase
Seligman U.S. Government Securities Fund	High level of current income consistent with prudent investment risk	US government securities which are debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government sponsored enterprises. These securities may or may not be backed by the full faith and credit of the US government

Principal Risks of the Underlying Funds

The following summarizes the principal risks associated with investments in the Underlying Funds. The summary is not intended to be exhaustive.

There can be no assurance that the investment objective(s) of any of the Underlying Funds will be achieved. Each Underlying Fund’s investments (both equity and fixed-income) may be affected by the broad investment environment in the US or international securities markets, which is influenced by, among other things, interest rates, inflation, politics, fiscal policy, and current events. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them.

An investment in the Underlying Funds (including the Seligman Cash Management Fund) is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The US government does not guarantee the market value or the current yield of government securities. Each Underlying Fund’s net asset value, yield (if applicable) and total return will fluctuate and are not guaranteed by the US government. Although the Seligman Cash Management Fund seeks to preserve the value of an investment at $1.00 per share, it is possible that a Fund will lose money by investing in this Underlying Fund.

Certain of the Underlying Funds may actively and frequently trade securities in their respective portfolios to carry out their respective strategies. A high portfolio turnover rate increases transaction costs which may increase each such Fund’s expenses and lower yield. Frequent and active trading may cause adverse tax consequences for investors (such as the Funds) in the Underlying Funds due to an increase in short-term capital gains.

Equity-Related Risks

The following risks relate to investments in equity securities, including common stocks, securities convertible into common stocks, options and warrants. The Aggressive Growth Fund and the Growth Fund will invest most or all of their assets in Underlying Funds investing primarily in equity securities. The Moderate Growth Fund and the Balanced Fund will invest a substantial portion of their assets in Underlying Funds investing primarily in equity securities.

Securities of Larger-Capitalization Companies—Certain of the Underlying Funds invest in the stocks of large-capitalization companies. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of large-capitalization stocks may decline. This could adversely affect these Underlying Funds’ performance.

Securities of Smaller-Capitalization Companies—Certain of the Underlying Funds invest in the stocks of smaller-capitalization companies. Investments in smaller-capitalization companies typically involve greater risks than investments in larger-capitalization companies. Small-capitalization companies, as a whole, may have shorter operating histories, less experienced management and limited product lines, markets and financial and managerial resources. In addition, such companies may be thinly traded and therefore subject to greater price volatility. Also, such companies may be more vulnerable than larger-capitalization companies to adverse business or economic developments.

Securities of Mid-Capitalization Companies—Certain Underlying Funds invest in the stocks of mid-capitalization companies. These companies, to certain degrees, are subject to the risks associated with investments in large-capitalization companies and small-capitalization companies, each as described above.

Sector Volatility—Certain Underlying Funds may invest more heavily in certain industries or sectors believed to offer good investment opportunities. If any of these industries or sectors fall out of favor, performance may be negatively affected.

Seligman Communications and Information Fund concentrates its investments in companies in the communications, information and related industries. Therefore, it may be susceptible to factors affecting these industries and its net assets may fluctuate more than a fund that invests in a wider range of industries. In addition, the rapid pace of change within many of these industries tends to create a more volatile operating environment than in other industries.

Foreign Securities—Certain Underlying Funds invest in securities of foreign issuers. These securities involve risks not associated with US investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

Emerging Markets Securities—Certain Underlying Funds invest in securities of issuers located in emerging countries. Emerging countries may have relatively unstable governments, economies based on less diversified industrial bases and securities markets that trade a smaller number of securities. Companies in emerging markets are often smaller, less seasoned and more recently organized than many US companies.

Real Estate-Related Risks

Risks of Real Estate Investments and REITs—Certain Underlying Funds invest in securities issued by real estate companies (including REITs and non-US entities tax and/or structured similar to REITs) and these may be subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other capital; overbuilding; lack of completion of developments or delays in completion; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws or other government regulations; costs resulting from the clean-up of, and legal liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; limitations on, or unavailability of, insurance on favorable economic terms; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; tenant bankruptcies and other credit problems; changes in valuation due to the impact of terrorist incidents on a particular property or area, or on a segment of the economy; uninsured damages, including those arising from floods, earthquakes or other natural disasters or from acts of war or terrorism; changes in interest rates; and legal, cultural or technological developments.

These risks, including the perception that these risks may materialize, could contribute to a decline in dividends received and paid by an Underlying Fund and a decline in the value of its investments and, consequently, its share price. To the extent that an Underlying Fund’s investments are concentrated in particular geographical regions or types of real estate companies, it may be subject to certain of these risks to a greater degree.

The above factors may also adversely affect a borrower’s or a lessee’s ability or willingness to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may suffer losses, experience delays in enforcing its rights as a mortgagee or lessor and incur substantial costs associated with protecting its investments.

Equity REITs (those REITs that invest a majority of their assets in real property and derive their income primarily from rents) may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs (those

REITs that invest a majority of their assets in real estate mortgages and derive their income primarily from interest payments) may be affected by the quality of any credit extended, interest rates and refinancings. Further, REITs are dependent upon management skills and generally may not be diversified. As a result, performance of any REIT holdings ultimately depends on the types of real property in which the REITs invest and how well the property is managed. REITs are also subject to heavy cash flow dependency. REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended. Any such failure by a REIT held by an Underlying Fund could adversely affect the value of an investment in such Underlying Fund.

REITs have ongoing operating fees and expenses, which may include management, advisory and administration fees or expenses. These fees and expenses are borne by REIT shareholders, including an Underlying Fund.

Interest Rate Risk—Because investors generally look to real estate companies for a stream of income, the prices of real estate company shares may be more sensitive to changes in interest rates than are other equity securities.

Fixed-Income-Related Risks

The following risks relate to investments in fixed-income securities, including bonds, notes and mortgage-backed securities. The Moderate Growth Fund and the Balanced Fund will invest a significant portion of their assets in Underlying Funds that invest primarily in fixed-income securities.

Credit risk—The fixed-income securities of Underlying Funds may deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of fixed-income securities would not be able to make interest and/or principal payments. If the Under-lying Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Ratings by Fitch Ratings, Moody’s Investors Services and Standard & Poor’s Ratings Services are generally accepted measures of credit risk. However, these ratings have limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future condition. Frequently there is a lag between the time the rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

Market risk—Fixed-income securities in which the relevant Underlying Funds invest are traded principally by dealers in the over-the-counter market. Each Underlying Fund’s ability to sell securities it holds depends on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could reduce the number of ready buyers.

Interest-Rate Risk—Generally, as interest rates rise, the value of fixed-income securities will decline. Conversely, if interest rates decline, the value of these securities will increase. This effect of interest rates is usually greater for longer-term securities. Longer-term securities generally tend to produce higher yields but are subject to greater market fluctuations as a result of changes in interest rates than fixed-income securities with shorter maturities.

Additionally, when interest rates are falling, the inflow of new money into the relevant Underlying Funds from their sale of shares will likely be invested in securities producing lower yields than the balance of the Underlying Fund’s assets, reducing the current yield of the Underlying Fund. In periods of rising interest rates, the opposite may be true. Certain Underlying Funds may invest in securities that are not guaranteed by the US government. These securities may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. Certain

Underlying Funds may invest in securities backed by the full faith and credit of the US government. These securities are considered among the safest of fixed-income investments. However, the market value of such securities (and the market value of those securities not guaranteed by the US government), like those of other debt securities, will fluctuate with changes, real or anticipated, in the level of interest rates. Additionally, its yield will vary based on the yield of its portfolio securities.

High-Yield Securities—Certain Underlying Funds invest in higher-yielding, higher-risk, medium- and lower-quality securities (“High-Yield Securities”) that are subject to greater risk of loss of principal and income than higher-rated bonds and notes and are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. High-Yield Securities can be and have been subject to higher volatility in yield and market value than securities of higher quality. The net asset value, yield and total return of Underlying Funds that invest in High-Yield Securities will fluctuate with fluctuations in these individual securities.

An economic downturn or a general fall in the price level (deflation) could adversely impact issuers’ ability to pay interest and repay principal and could result in issuers defaulting on such payments. The value of High-Yield Securities will be affected by market conditions relating to changes in prevailing interest rates. However, the value of these securities is also affected by investors’ perceptions. When economic conditions appear to be deteriorating, these securities may decline in market value due to investors’ heightened concerns and perceptions over credit quality.

Certain High-Yield Securities are traded principally by dealers in the over-the-counter market. The market for these securities may be less active and less liquid than for higher-rated securities. Under adverse market, economic or other conditions, the secondary market for these securities could contract further, causing Underlying Funds that invest in these securities difficulties in valuing and selling their securities.

Mortgage-Backed Securities—Certain Underlying Funds invest in mortgage-backed securities. These securities may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment. Mortgage prepayments generally increase during a period of declining interest rates. Prepayments increase the cash amounts available to these Underlying Funds for investment and these amounts would have to be reinvested at lower interest rates. In addition, prepayments on underlying mortgages result in a loss of anticipated interest, and, therefore, the actual yield to these Underlying Funds may be different from the quoted yield on the securities. As a result, when interest rates are declining, mortgage-backed securities may not increase as much as other fixed-income securities of comparable maturities, although they may have a similar risk of decline when interest rates rise.

Shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Portfolio. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Foreign Securities—Certain Underlying Funds invest in fixed-income securities of foreign issuers. These securities involve risks not associated with US investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

“Zero-Coupon” and “Pay-in-Kind” Securities— Certain Underlying Funds may purchase “zero- coupon” and “pay-in-kind” securities. These securities may be subject to greater fluctuations in value because they tend to be more speculative than income-bearing securities. Fluctuations in the market prices of these securities will result in corresponding fluctuations and volatility in the net asset value of the shares of these Underlying Funds.

When-Issued or Forward Commitment Securities— Certain Underlying Funds may invest in securities on a when-issued or forward commitment basis, in which case delivery and payment take place after the date of the commitment to purchase the securities. Because the price to be paid and the interest rate that will be received on the securities are each fixed at the time these Underlying Funds enter into the commitment, there is a risk that yields available in the market when delivery takes place may be higher than the yields obtained on the securities. This would tend to reduce the value of these securities. In addition, the market value of these securities may fluctuate between the time these Underlying Funds commit to purchase the securities and the time of delivery of the securities.

Other Risks

Concentrated Portfolios—Certain Underlying Funds (e.g., Seligman Smaller-Cap Value Fund and Seligman Large-Cap Value Fund) hold securities of a small number of issuers. Consequently, if one or more of the securities held in each of their portfolios declines in value or underperforms relative to the market, it may have a greater impact on that Underlying Fund’s performance than if the Underlying Fund held securities of a greater number of issuers. Each of these Underlying Funds may experience more volatility, especially over the short-term, than a fund with a greater number of holdings.

Exchange-Traded Funds—Certain of the Underlying Funds invest in exchange-traded funds (“ETFs”). If an Underlying Fund invests in ETFs, shareholders would bear not only the Underlying Fund’s expenses (including operating expenses and advisory fees), but also similar expenses of the ETFs, and the Underlying Fund’s return will therefore be lower.

Illiquid Securities and Derivatives—Certain Underlying Funds invest in illiquid securities. Certain Underlying Funds may invest in derivatives, including, but not limited to, options, equity-linked securities, futures, swap agreements, options on futures and currencies, and currency forwards. These investments involve higher risk and subject the Underlying Funds to higher price volatility.

Non-Diversified Risk—Certain Underlying Funds are classified as “non-diversified”. This means that such an Underlying Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, such an Underlying Fund may be more susceptible to risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Repurchase Agreements—The Underlying Funds may invest in repurchase agreements. Repurchase agreements could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Portfolio Turnover Risk—The Underlying Funds may actively and frequently trade securities in their respective portfolios to carry out their principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Underlying Fund’s expenses, and lower their return/yield, which would indirectly impact the Funds. Frequent and active trading may cause adverse tax consequences for investors in an Underlying Fund (such as the Funds) due to an increase in short-term capital gains.

For a more complete description of such risks, please refer to the Series’ SAI and “Principal Risks” section in each Underlying Fund’s Prospectus, each of which is incorporated herein by reference and is available free of charge by telephoning 1-800-221-2450.

Shareholder Information

Deciding Which Class of Shares to Buy

Each of the Funds’ Classes represent an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

■	The amount you plan to invest.

■	How long you intend to remain invested in each Fund, or another Seligman mutual fund.

■	If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC (i.e., a contingent deferred sales charge) and pay higher ongoing 12b-1 fees.

■	Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

An authorized dealer or your financial advisor will be able to help you decide which Class of shares best meets your needs.

Class A

■	Initial sales charge on Fund purchases, as set forth below:

Amount of your Investment	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Discount as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50	4.71	4.00
$100,000 – $249,999	3.50	3.63	3.00
$250,000 – $499,999	2.50	2.56	2.25
$500,000 – $999,999	2.00	2.04	1.75
$1,000,000 and over(2)	0.00	0.00	0.00

(1)	“Offering Price” is the amount that you actually pay for each Fund’s shares; it includes the initial sales charge.
(2)	You will not pay an initial sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

■	Annual 12b-1 fee (for shareholder services) of up to 0.25%, paid directly as an investor in a Fund or indirectly through the Fund’s investment in the Underlying Funds.

■	No initial sales charge on reinvested dividends or capital gain distributions.

Please consult your financial advisor for assistance in selecting the appropriate class of shares.

Information Regarding Breakpoint Discounts for Class A Shares

Purchases of Class A shares by a “single person” may be eligible for the reduced initial sales charges (“Breakpoint Discounts”) that are described above. For the purpose of the Breakpoint Discount thresholds, “single persons” includes individuals and immediate family members (i.e., husband, wife, and minor child), as well as designated fiduciaries, certain employee benefit plans and certain tax-exempt organizations. For more information about what constitutes a “single person”, please consult the Series’ Statement of

Additional Information. “Single persons” may be eligible for Breakpoint Discounts under the following circumstances:

Discounts and Rights of Accumulation.  Breakpoint Discounts contemplated above are also available under a Seligman Group of Funds program referred to as “Rights of Accumulation.” Under this program, reduced sales charges will apply if the sum of (i) the current amount being invested by a “single person” in Class A shares of a Fund and in Class A shares of other Seligman mutual funds (excluding Seligman Cash Management Fund), (ii) the current net asset value of the Class A shares and Class B shares of other Seligman mutual funds already owned by the “single person” other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a “single person” through an exchange of Class A shares of another Seligman mutual fund, exceeds the Breakpoint Discount thresholds described for Class A shares above.

The value of the shares contemplated by items (ii) and (iii) above (collectively, the “Prior Owned Shares”) will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group if those investments are held in your accounts with a different intermediary or with SDC.

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent.  A letter of intent allows you to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed above, based on the total amount of Class A shares of a Fund that the letter states that you intend to purchase plus the current net asset value of the Prior Owned Shares. Reduced sales charges may be applied to purchases made within a 13-month period starting from the date of receipt from you of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the letter of intent assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent.

Eligible Employee Benefit Plans.  Eligible employee benefit plans which have at least $2 million in plan assets at the time of investment in the Fund may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Ascensus (formerly, BISYS) Plans.  Plans that (i) own Class B shares of any Seligman mutual fund and (ii) participate in Seligman Growth 401(k) through Ascensus’ third-party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

CDSCs.  Purchases of Class A shares of $1 million or more under any of the programs discussed above are subject to a CDSC of 1% on redemptions made within 18 months of purchase, subject to certain limited exceptions set forth in the Series’ Statement of Additional Information.

Additional Information.  For more information regarding Breakpoint Discounts, please consult the Series’ Statement of Additional Information. This information can also be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

Information Regarding Sales of Class A Shares at Net Asset Value

Class A shares of a Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of such Fund, the other investment companies in the Seligman Group of mutual funds, Seligman, SDC and Seligman’s affiliates.

Class A shares may also be issued without an initial sales charge to the following entities as further described in the Series’ Statement of Additional Information: certain registered unit investment trusts; separate accounts established and maintained by certain insurance companies; registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with the Funds’ distributor; financial institution trust departments; certain registered investment advisers; accounts of certain financial institutions, authorized dealers or investment advisors that charge account management fees; pursuant to certain sponsored arrangements with organizations that make recommendations or permit solicitations of its employees, members or participants; other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside Directors, or pursuant to a “fund of funds” arrangement; certain “eligible employee benefit plans”; those partners and employees of outside counsel to the Funds or its directors or trustees who regularly provide advice and services to the Funds, to other funds managed by Seligman, or to their directors or trustees; in connection with sales pursuant to retirement plan alliance programs that have a written agreement with the Funds’ distributor; and to participants in certain retirement and deferred compensation plans and trusts for which certain entities act as broker-dealer, trustee, or recordkeeper.

For more information about those who can purchase shares of the Funds without a sales charge, and other relevant information, please consult the Series’ Statement of Additional Information. In addition, this information can be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

If you are eligible to purchase Class A shares without a sales charge, you should inform your financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

Class B

■	No initial sales charge on purchases.

■	A declining CDSC on shares sold within 6 years of purchase:

Years Since Purchase	CDSC
Less than 1 year	5%
1 year or more but less than 2 years	4
2 years or more but less than 3 years	3
3 years or more but less than 4 years	3
4 years or more but less than 5 years	2
5 years or more but less than 6 years	1
6 years or more	0

Your purchase of Class B shares must be for less than $250,000, because if you invest $250,000 or more, you will pay less in fees and charges if you buy another Class of shares. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

■	Annual 12b-1 fee (for distribution and shareholder services) of up to 1.00%, paid directly as an investor in a Fund or indirectly through the Fund’s investment in the Underlying Funds.

■

Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees. If you intend to hold your Class B shares for less than six years, you should consider purchasing Class C or Class D shares due to the shorter CDSC typically applicable to Class C and Class D shares.

■	No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

Class C or Class D*

Effective at the close of business (4:00 p.m. EST) on May 16, 2008, the Funds’ Class D shares will be combined with Class C shares. This will be effected by the automatic conversion of Class D shares into Class C shares. Class D shares will no longer be available. Purchase orders for Class D shares to be effective on or after May 9, 2008 through May 16, 2008 may, in the Funds’ discretion, be rejected due to operational reasons relating to the combination; if you are considering purchasing Class D shares during such period, you should consider Class C shares instead (consult your financial advisor as necessary).

Any orders for exchange or redemption of a Fund’s Class D shares to be effective through May 16, 2008 will continue to be accepted in accordance with this Prospectus. All orders (i.e., purchases, exchanges and redemptions) for Class D shares to be effective after the close of business on May 16, 2008 cannot be processed because no Class D shares will be outstanding or offered.

Class D shares are identical in their terms to Class C shares (which are described below), and the value of your investment in a Fund will not change as a result of a Class D shareholder becoming a Class C shareholder. After Class D shares are combined with Class C shares, former Class D shareholders of the Funds will receive a confirmation detailing the change. The change described above will take place automatically. Shareholders need not take any action.

■	No initial sales charge on purchases.

■	A 1% CDSC on shares sold within one year of purchase.

■	Annual 12b-1 fee (for distribution and shareholder services) of up to 1.00%, paid directly as an

Your purchase of Class C or Class D shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

investor in a Fund or indirectly through the Fund’s investment in the Underlying Funds.

■	No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

■	No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

*	Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of another Seligman mutual fund; (2) if your financial advisor of record maintains an omnibus account at SDC; or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.

The Manager (as well as the Funds’ distributor) may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or otherwise provide services to the Funds. For more details regarding such payments, please consult the Series’ Statement of Additional Information.

The Series has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 in respect of each Fund that allows each Class of a Fund to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because each Fund’s 12b-1 fees are paid out of each Class’s assets on an ongoing basis, or are borne indirectly by shareholders of each Class as a result of the Fund’s ownership of Class A shares of the Underlying Funds, over time these fees will increase your investment expenses and may cost you more than other types of charges.

The Series’ Board of Directors believes that no conflict of interest currently exists between the Funds’ various classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares’ original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of a Fund to buy the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman mutual fund to buy the same class of shares of a Fund. For the purpose of calculating the CDSC, when you exchange shares of a Fund for the same class of another Seligman mutual fund, it will be assumed that you held the shares of the other Seligman mutual fund since the date you originally purchased the shares of a Fund. Similarly, when you exchange shares of another Seligman mutual fund for shares of a Fund, it will be assumed that you held the shares of a Fund since the date you originally purchased shares of the other Seligman mutual fund.

The CDSC on Class A, Class B, Class C and Class D shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement plans, 403(b) plans, 401(k) plans and IRAs; in connection with shares sold to current and retired Directors of the Series; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) and retirement programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. The CDSC may also be waived on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of the Manager at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund. For more information, please consult the Series’ Statement of Additional Information or www.seligman.com.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class’s net asset value (“NAV”) next calculated after Seligman Advisors or SDC, as the case may be, accepts your request. However, in some cases, each Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of each Fund. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to be purchase price for Class A shares. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus under the captions “Important Policies That May Affect Your Account” and “ Frequent Trading of Fund Shares.” Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

NAV: Computed separately for each Class by dividing that Class’s share of the net assets of a Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange (“NYSE”), the order will be executed at the Class’s NAV calculated as of the close of regular trading on the next NYSE trading day, subject to any applicable sales charge. When you sell shares, you receive the Class’s per share NAV, less any applicable CDSC.

The NAV of each Fund’s shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because certain of the Funds invest in Underlying Funds holding portfolio securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Underlying Funds do not price their shares, the value of a Fund’s portfolio securities (i.e., Underlying Funds that invest in securities that are primarily listed on foreign exchanges) may change on days when you may not be able to buy or sell Fund shares. Because of their higher 12b-1 fees, the NAV of Class B, Class C and Class D shares will generally be lower than the NAV of Class A shares of the Fund.

The Underlying Funds owned by the Funds are valued at their respective net asset values. For information on the valuation of the securities held in each Underlying Fund’s portfolio, including the valuation of individual US government securities and short-term debt instruments held by the Funds, as well as circumstances under which fair value pricing will be utilized, please see “Pricing of Fund Shares” in each Underlying Fund’s Prospectus (Seligman US Government Securities Fund Prospectus and Seligman Cash Management Fund’s Prospectus for individual US government securities and short-term debt instruments), each of which is incorporated by reference into this Prospectus and is available free of charge by telephoning 1-800-221-2450.

Opening Your Account

The Funds’ shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class D (not available after May 16, 2008) shares are not available to all investors. For more information, see “Deciding Which Class of Shares to Buy—Class C or Class D.”

To make your initial investment in a Fund, contact an authorized dealer or your financial advisor or complete an account application and send it with your check made payable to the Fund directly to SDC at the address provided on the account application. Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment.

The required minimum initial investments per Fund are:

■	Regular (non-retirement) accounts: None (but certain Fund accounts are subject to a $1,000 minimum Fund account balance; for details, see “Important Policies That May Affect Your Account” below).

■	For accounts opened concurrently with Invest-A-Check®:
•	$100 to open if you will be making monthly investments
•	$250 to open if you will be making quarterly investments

You may buy shares of any Fund for all types of tax-deferred retirement plans. Contact Retirement Plan Services at the address or phone number listed on the inside back cover of this Prospectus for information and to receive the proper forms.

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund(s) and the other Seligman mutual funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC at:

Seligman Data Corp.

P.O. Box 9759

Providence, RI 02940-9759

If you want to be able to buy, sell, or exchange shares by telephone, you should elect telephone services on the account application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.

P.O. Box 9766

Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-a-Check®.  You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (“ACH”) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. For accounts opened concurrently with Invest-A-Check®, you must buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check®, you must continue to make automatic investments until a Fund’s minimum account balance of $1,000 is met or your account may be closed. For accounts opened with $1,000 or more, Invest-A-Check® investments may be made for any amount.

Automatic Dollar-Cost-Averaging.   If you have at least $5,000 in Seligman Cash Management Fund, you may exchange shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares, you may pay an initial sales charge to buy Fund shares.

Automatic CD Transfer.  You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of a Fund. If you wish to use this service, contact SDC, an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments.  You may have your dividends from other companies invested in the Funds. (Dividend checks must include your name, account number, Fund name and class of shares.)

Direct Deposit.  You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.

Automatic Migration.  As discussed elsewhere in this Prospectus, you may wish to migrate your investments over time from a longer-term Fund to a shorter-term Fund in an effort to seek to reduce the volatility of your portfolio. You and an authorized dealer or your financial advisor may implement migration by making annual exchanges between Funds. Alternatively, you may elect to have the annual exchanges performed automatically by SDC. There is no fee for this service. If you elect automatic migration, a reminder notice will be sent to an authorized dealer or your financial advisor each year approximately 30 days before the automatic exchange date. Please note that you will need to have a minimum aggregate investment in the Funds (calculated at the time the service is commenced) of no less than $10,000 to participate in automatic migration. You should check with your financial and/or tax advisor about the possible tax consequences of migration. Of course, you can withdraw from automatic migration at any time.

To enroll in the automatic migration feature, please call 1-800-221-2450.

How to Exchange Shares Among the Seligman Mutual Funds

You may sell a Fund’s shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy shares of a Fund. Exchanges will be made at each fund’s respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund. If you are exchanging shares subject to a CDSC, for purposes of determining CDSC holding periods, such shares will be exchanged pro rata based on the different times of purchase.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund. If you wish to carry over any other account options (for example, Invest-A-Check® or Systematic Withdrawals) to a new fund, you must specifically request so at the time of your exchange.

See “The Seligman Mutual Funds” for a list of the funds available for exchange. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund’s prospectus before investing. Some funds may not offer all classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able to use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see “Important Policies That May Affect Your Account.”

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically within 2 business days after your shares are sold).

You may sell shares to the Funds through an authorized dealer or your financial advisor. The Funds do not charge any fees or expenses, other than any applicable CDSC, for this transaction; however the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

To protect you and the Funds, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Funds will require:

■	A signed, written redemption request;
■	Telephone confirmation; and
■	A medallion signature guarantee.

Telephone confirmations will not affect the date on which your shares are redeemed, but may delay the payment of proceeds.

Medallion Signature Guarantee:

Protects you and each Seligman mutual fund from fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program or The Stock Exchanges Medallion Program are acceptable. These guarantees are the leading signature guarantee programs recognized by most major financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

You may need to provide additional documents to sell Fund shares if you are:

■	a corporation;
■	an executor or administrator;
■	a trustee or custodian; or
■	in a retirement plan.

Contact an authorized dealer, your financial advisor or SDC’s Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account service to sell Fund shares:

Systematic Withdrawal Plan.  If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, typically within 2 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B, Class C or Class D shares and reinvest your dividends and capital gain distributions, you may annually withdraw 12%, 10% or 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

Check Redemption Service.  If you have at least $25,000 in the Balanced Fund, you may ask SDC to provide checks which may be drawn against your account. This service is available only for accounts in the Balanced Fund and not the other Funds in the Series. You can elect this service on your initial application, or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, or if you own Class B, C, or D shares, check redemptions may be subject to CDSC.

Important Policies That May Affect Your Account

To protect you and other shareholders, each Fund reserves the right to:

■	Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of the Fund’s net assets;

■	Refuse any request to buy Fund shares;

■	Reject any request received by telephone;

■	Suspend or terminate telephone services;

■	Reject a medallion signature guarantee that SDC believes may be fraudulent;

■

Close your Fund account if its value is below $1,000, provided, however, that this policy does not apply to direct accounts held at SDC that are retirement accounts (i.e., IRAs), unclaimed property accounts and Fund shareholder accounts in the process of automatic conversion from the Fund’s Class B shares to Class A shares that aggregate to more than $1,000. The Fund will notify you in writing at least 30 days before closing your Fund account and anticipates permitting shareholders owning Fund shares directly with SDC a period of one year to reach the $1,000 Fund minimum balance. If you hold your shares through a financial intermediary, you should contact that financial intermediary for their policies relating to minimum investment requirements (which could be different from the Fund’s requirements);

■	Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals); and

■	Request additional information or close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

Telephone Services

You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

■

Sell shares (up to $50,000 per day, payable to account owner(s) and mailed to the address of record or if you have current ACH bank information on file you may have your redemption proceeds directly deposited to your bank account);

■	Exchange shares between Seligman mutual funds;

■	Change dividend and/or capital gain distribution options;

■	Change your address; and

■	Establish systematic withdrawals to address of record.

If you do not elect telephone services on your account application when you open your account, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

■	Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

■	Corporations may not sell Fund shares by phone;

■	IRAs may only exchange Fund shares or request address changes by phone; and

■

Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within 30 days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed. A Fund’s NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Funds and SDC will adopt reasonable procedures to determine whether a request appears to be genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege

If you sell Fund shares, you may elect, within 120 calendar days, to use part or all of the proceeds to buy shares of the same Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, you may receive a credit for the applicable CDSC paid. This privilege may be exercised only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

Frequent Trading of Fund Shares

As a matter of policy, each Fund discourages frequent trading of Fund shares. In this regard, the Board of Directors of the Series has adopted written policies and procedures that, subject to the limitations set forth below, are designed to deter frequent trading that may be disruptive to the management of a Fund’s portfolio. If any Fund, Seligman Advisors (the Funds’ distributor) or SDC (the Funds’ shareholder servicing agent) (referred to collectively below as the “Seligman Entities”) determine that you have exchanged more than twice to and from the same Fund in any three-month period, you will not be permitted to engage in further exchange activity in such Fund for 90 days. The Seligman Entities may under certain circumstances also refuse initial or additional purchases of a Fund’s shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in trading of fund shares in excess of the guidelines noted above (excluding purchases via a direct deposit through an automatic payroll deduction program or purchases by the funds of the Series in the ordinary course of implementing their asset allocation strategies). In addition, the Seligman Entities may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern (even if involving a different fund in the Seligman Group) of trading in excess of the guidelines noted above.

Furthermore, if you purchase shares of a Fund through a financial intermediary, your ability to purchase or exchange shares of a Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Entities as engaging in trading activity in excess of the guidelines noted above. The Funds’ policies do not permit exceptions to be granted, and the policies are, to the extent possible, applied uniformly to all accounts where beneficial ownership has been ascertained.

Shareholders and their financial intermediaries seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Seligman Entities to prevent excessive trading, there is no guarantee that the Seligman Entities will be able to identify such shareholders or curtail their trading practices. The ability of the Seligman Entities to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations and hindered by financial intermediaries purposefully or unwittingly facilitating these practices. In addition, each Fund receives purchase, exchange and redemption orders through financial intermediaries, some of whom hold shares through omnibus accounts, and the Seligman Entities will not, under most circumstances, know of or be able to reasonably detect excessive trading which may occur through these financial intermediaries. Omnibus account arrangements and their equivalents (e.g., bank trust accounts and retirement plans) are a common form of holding shares of funds by many brokers, banks and retirement plan administrators. These arrangements often permit the financial intermediary to aggregate many client transactions and ownership positions and provide each Fund with combined purchase and redemption orders. In these circumstances, the Seligman Entities may not know the identity of particular shareholders or beneficial owners or whether particular purchase or sale orders were placed by the same shareholder or beneficial owner. A substantial percentage of shares of each Fund may be held through omnibus accounts and their equivalents.

To the extent that the efforts of the Seligman Entities are unable to eliminate excessive trading practices in a Fund, these practices may interfere with the efficient management of such Fund’s portfolio, hinder such Fund’s ability to pursue its investment objective and may reduce the returns of long-term shareholders. Additionally, these practices may result in a Fund engaging in certain activities to a greater extent then it otherwise would, such as maintaining higher cash balances, using its line of credit to a greater extent and engaging in additional portfolio transactions. Increased portfolio transactions and use of the line of credit could correspondingly increase a Fund’s operating costs and decrease a Fund’s investment performance. Maintenance of a higher level of cash balances necessary to meet frequent redemptions could likewise result in lower Fund investment performance during periods of rising markets.

Investors who purchase shares of an Underlying Fund that invests in non-US securities, high yield debt securities and/or small-cap securities may be more likely to seek to use frequent trading strategies to take advantage of potential arbitrage opportunities. Such activity could adversely impact certain of the Underlying Funds and, correspondingly, the Funds that invest in them.

Dividends and Capital Gain Distributions

Each Fund generally will pay any dividends from its net investment income and distribute any net capital gains realized on investments at least annually (the Balanced Fund generally will pay dividends from its net investment income on a monthly basis). Because each Fund may purchase or sell the Underlying Funds, US government securities and short-term debt instruments to: (a) accommodate sales of its shares; (b) adjust the percentages of its assets invested in each of the Underlying Funds, US government securities and short-term debt instruments in response to economic, market or other conditions, as well as changes in Seligman Time Horizon Matrix; and

(c) modify the allocation of its assets among the Underlying Funds, US government securities and short-term debt instruments toward the asset allocation ranges and targets specified herein, each Fund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Fund may not fully realize capital losses (to offset capital gains) from the sale of the Underlying Funds at a loss.

(The Moderate Growth Fund and the Balanced Fund have net capital loss carryforwards that are available for offset against future taxable net capital gains, expiring in various amounts through 2012.) Accordingly, no capital gains distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards.

Dividend:

A payment by a mutual fund, usually derived from the fund’s net investment income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders which represents profits realized on the sale of securities in a fund’s portfolio.

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund’s assets before it calculates its NAV.

You may elect to:

(1)	reinvest both dividends and capital gain distributions;

(2)	receive dividends in cash and reinvest capital gain distributions; or

(3)	receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions, if any, will be reinvested if you do not instruct otherwise or if you own Fund shares in a Seligman tax-deferred retirement plan.

If you want to change your election, you may send written instructions to SDC at P.O. Box 9759, Providence, RI 02940-9759, or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Dividends or capital gain distributions that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account typically within 2 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date (payable date for the Balanced Fund).

Dividends on Class B, Class C, and Class D shares of a Fund will be lower than the dividends on Class A shares of that Fund as a result of their higher 12b-1 fees. Capital gain distributions will be paid in the same amount for each Class of a Fund.

Taxes

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. To the extent a Fund receives certain tax benefits on dividends that it receives, these pass-through benefits may not be realized by an investor in such Fund. Other pass-through tax benefits realized by the Funds will not pass through to investors. Dividends paid by a Fund, other than “qualified dividend income,” are generally taxable to you as ordinary income. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on gains resulting from the sale or exchange of Fund shares.

You may be taxed at different rates on capital gains distributed by the Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder’s situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

The REITs and other real estate companies (domestic and foreign) in which certain Underlying Funds (including Seligman LaSalle Monthly Dividend Real Estate Fund and Seligman Lasalle Global Real Estate Fund) invest may not provide complete tax information as to the tax character of the dividends distributed by these companies (e.g., income, capital gain or return of capital), until after the calendar year end. Consequently, because of such delay, it may be necessary for any of the Funds that invest in these Underlying Funds to request permission to extend the deadline for the issuance of a Form 1099-DIV until after January 31 or to issue a revised Form 1099-DIV after January 31.

For further information, please see the Series’ Statement of Additional Information under the section entitled “Taxation of the Series.”

The Seligman Mutual Funds

EQUITY

Specialty

Seligman Communications and Information Fund

Seeks capital appreciation by investing in companies operating in the communications, information and related industries.

Seligman Emerging Markets Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Small Company

Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Smaller-Cap Value Fund

Seeks long-term capital appreciation by investing in common stocks of smaller companies, deemed to be “value” companies by the investment manager.

Medium Company

Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of medium-sized companies.

Large Company

Seligman Common Stock Fund

Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund

Seeks long-term capital appreciation.

Seligman International Growth Fund

Seeks long-term capital appreciation by generally investing in securities of large- and mid-capitalization growth companies in international markets.

Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in common stocks of large companies, deemed to be “value” companies by the investment manager.

Balanced

Seligman Income and Growth Fund

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

Real Estate Securities

Seligman LaSalle Global Real Estate Fund

Seeks total return through a combination of current income and long-term capital appreciation by investing in equity and equity-related securities issued by global real estate companies, such as US real estate investment trusts (REITs) and similar entities outside the US.

Seligman LaSalle Monthly Dividend Real Estate Fund

Seeks to produce a high level of current income. Capital appreciation is a secondary objective.

FIXED-INCOME

Income

Seligman High-Yield Fund

Seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management. The Fund invests primarily in non-investment grade, high-yield securities.

Seligman Core Fixed Income Fund

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective. The Fund invests a significant portion of its assets in investment grade fixed-income securities.

Seligman US Government Securities Fund

Seeks a high level of current income consistent with prudent investment risk primarily by investing in a diversified portfolio of securities issued or guaranteed by the US government, its agencies or instrumentalities, or government sponsored enterprises.

Municipal

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California	Louisiana	New Jersey
• High-Yield	Maryland	New York
• Quality	Massachusetts	North Carolina
Colorado	Michigan	Ohio
Florida	Minnesota	Oregon
Georgia	Missouri	Pennsylvania
South Carolina

* A small portion of income may be subject to state and local taxes.

Money Market

Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income by investing only in high-quality money market securities. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

Seligman Asset Allocation Series, Inc. offers four different asset-allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Asset Allocation Aggressive Growth Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Asset Allocation Growth Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Asset Allocation Aggressive Growth Fund.

Seligman Asset Allocation Moderate Growth Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

Seligman Asset Allocation Balanced Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization and dividend producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securities, cash and cash equivalents than Seligman Asset Allocation Moderate Growth Fund.

Seligman Target Horizon ETF Portfolios, Inc. offers five asset-allocation mutual funds that seek to achieve their respective investment objectives by allocating their assets among exchange-traded funds (ETFs).

Seligman TargETFund 2045

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2045 approaches.

Seligman TargETFund 2035

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as 2035 approaches.

Seligman TargETFund 2025

Seeks capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2025 approaches.

Seligman TargETFund 2015

Seeks capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2015 approaches.

Seligman TargETFund Core

Seeks capital appreciation and preservation of capital with current income.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Fund’s Classes for the past five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated based on average shares outstanding during the periods. “Total Return” shows the rate that you would have earned (or lost) on an investment in the Funds, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investment or taxes. The ratios of expenses and net investment income to average net assets do not reflect the expenses of Underlying Funds in which the Funds invest. If the Funds’ returns included sales charges, costs or taxes of the Funds as well as the expenses of the Underlying Funds, the Funds’ total returns would have been lower. Deloitte and Touche, LLP, Independent Registered Public Accounting Firm, has audited this information. Their report, along with the Series’ financial statements, is included in the Series’ Annual Report, which is available upon request.

Aggressive Growth Fund

	CLASS A						CLASS B
	Year Ended December 31,						Year Ended December 31,
	2007	2006	2005	2004		2003	2007	2006	2005	2004		2003
Per Share Data:
Net asset value, beginning of year	$8.27	$7.25	$6.56	$5.68		$4.08	$7.92	$6.95	$6.33	$5.53		$3.99
Income (loss) from investment operations:
Net investment loss	(0.03)	(0.03)	(0.03)	(0.03)		(0.02)	(0.09)	(0.09)	(0.08)	(0.07)		(0.06)
Net realized and unrealized gain on investments	1.11	1.23	0.72	0.91		1.62	1.06	1.18	0.70	0.87		1.60
Total from investment operations	1.08	1.20	0.69	0.88		1.60	0.97	1.09	0.62	0.80		1.54
Less distributions to shareholders:
Net realized short-term capital gains	(0.16)	(0.12)	—	—		—	(0.09)	(0.06)	—	—		—
Net realized long-term capital gains	(0.38)	(0.06)	—	—		—	(0.38)	(0.06)	—	—		—
Total distributions	(0.54)	(0.18)	—	—		—	(0.47)	(0.12)	—	—		—
Net asset value, end of year	$8.81	$8.27	$7.25	$6.56		$5.68	$8.42	$7.92	$6.95	$6.33		$5.53
Total Return	12.86%	16.62%	10.52%	15.49%	#	39.22%	12.01%	15.76%	9.79%	14.47%	#	38.60%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$13,253	$9,007	$5,747	$4,230		$2,703	$4,133	$3,925	$3,001	$2,060		$1,490
Ratio of expenses to average net assets	0.40%	0.40%	0.42%	0.51%		0.51%	1.15%	1.16%	1.18%	1.26%		1.25%
Ratio of net investment loss to average net assets	(0.29)%	(0.40)%	(0.42)%	(0.50)%		(0.47)%	(1.04)%	(1.16)%	(1.18)%	(1.25)%		(1.22)%
Portfolio turnover rate	6.33%	1.27%	2.27%	2.79%		1.74%	6.33%	1.27%	2.27%	2.79%		1.74%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	0.60%	0.71%	1.03%	1.22%		1.58%	1.35%	1.47%	1.79%	1.97%		2.33%
Ratio of net investment loss to average net assets	(0.49)%	(0.71)%	(1.03)%	(1.21)%		(1.55)%	(1.24)%	(1.47)%	(1.79)%	(1.96)%		(2.30)%

See footnotes on page 57.

Financial Highlights

Aggressive Growth Fund (continued)

	CLASS C						CLASS D
	Year Ended December 31,						Year Ended December 31,
	2007	2006	2005	2004		2003	2007	2006	2005	2004		2003
Per Share Data:
Net asset value, beginning of year	$7.92	$6.95	$6.33	$5.53		$3.99	$7.92	$6.95	$6.33	$5.53		$3.99
Income (loss) from investment operations:
Net investment loss	(0.09)	(0.09)	(0.08)	(0.07)		(0.06)	(0.09)	(0.09)	(0.08)	(0.07)		(0.06)
Net realized and unrealized gain on investments	1.06	1.18	0.70	0.87		1.60	1.06	1.18	0.70	0.87		1.60
Total from investment operations	0.97	1.09	0.62	0.80		1.54	0.97	1.09	0.62	0.80		1.54
Less distributions to shareholders:
Net realized short-term capital gains	(0.09)	(0.06)	—	—		—	(0.09)	(0.06)	—	—		—
Net realized long-term capital gains	(0.38)	(0.06)	—	—		—	(0.38)	(0.06)	—	—		—
Total distributions	(0.47)	(0.12)	—	—		—	(0.47)	(0.12)	—	—		—
Net asset value, end of year	$8.42	$7.92	$6.95	$6.33		$5.53	$8.42	$7.92	$6.95	$6.33		$5.53
Total Return	12.01%	15.76%	9.79%	14.47%	#	38.60%	12.01%	15.76%	9.79%	14.47%	#	38.60%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$5,367	$4,832	$3,420	$2,755		$2,086	$1,235	$998	$876	$768		$707
Ratio of expenses to average net assets	1.16%	1.16%	1.18%	1.26%		1.25%	1.16%	1.16%	1.18%	1.26%		1.25%
Ratio of net investment loss to average net assets	(1.05)%	(1.16)%	(1.18)%	(1.25)%		(1.22)%	(1.05)%	(1.16)%	(1.18)%	(1.25)%		(1.22)%
Portfolio turnover rate	6.33%	1.27%	2.27%	2.79%		1.74%	6.33%	1.27%	2.27%	2.79%		1.74%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.36%	1.47%	1.79%	1.97%		2.33%	1.36%	1.47%	1.79%	1.97%		2.33%
Ratio of net investment loss to average net assets	(1.25)%	(1.47)%	(1.79)%	(1.96)%		(2.30)%	(1.25)%	(1.47)%	(1.79)%	(1.96)%		(2.30)%

See footnotes on page 57.

Financial Highlights

Growth Fund

	CLASS A						CLASS B
	Year Ended December 31,						Year Ended December 31,
	2007	2006	2005	2004		2003	2007	2006	2005	2004		2003
Per Share Data:
Net asset value, beginning of year	$8.16	$7.18	$6.53	$5.67		$4.11	$7.77	$6.85	$6.28	$5.49		$4.00
Income (loss) from investment operations:
Net investment loss	(0.01)	—Ø	(0.03)	(0.03)		(0.02)	(0.08)	(0.08)	(0.08)	(0.07)		(0.05)
Net realized and unrealized gain on investments	0.99	1.16	0.68	0.89		1.58	0.95	1.12	0.65	0.86		1.54
Total from investment operations	0.98	1.16	0.65	0.86		1.56	0.87	1.04	0.57	0.79		1.49
Less distributions to shareholders:
Net realized short-term capital gains	(0.15)	(0.08)	—	—		—	(0.08)	(0.02)	—	—		—
Net realized long-term capital gains	(0.59)	(0.10)	—	—		—	(0.59)	(0.10)	—	—		—
Total distributions	(0.74)	(0.18)	—	—		—	(0.67)	(0.12)	—	—		—
Net asset value, end of year	$8.40	$8.16	$7.18	$6.53		$5.67	$7.97	$7.77	$6.85	$6.28		$5.49
Total Return	11.84%	16.30%	9.79%	15.34%	#	37.96%	11.00%	15.30%	9.08%	14.39%	#	37.25%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$17,405	$12,189	$9,133	$7,179		$4,657	$6,924	$5,411	$4,703	$4,041		$2,949
Ratio of expenses to average net assets	0.40%	0.40%	0.42%	0.50%		0.50%	1.15%	1.16%	1.18%	1.25%		1.25%
Ratio of net investment loss to average net assets	(0.15)%	(0.39)%	(0.42)%	(0.47)%		(0.41)%	(0.90)%	(1.15)%	(1.18)%	(1.22)%		(1.16)%
Portfolio turnover rate	17.87%	5.63%	5.42%	5.50%		1.55%	17.87%	5.63%	5.42%	5.50%		1.55%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	0.49%	0.53%	0.67%	0.75%		0.81%	1.24%	1.29%	1.43%	1.50%		1.56%
Ratio of net investment loss to average net assets	(0.24)%	(0.52)%	(0.67)%	(0.72)%		(0.73)%	(0.99)%	(1.28)%	(1.43)%	(1.47)%		(1.48)%

See footnotes on page 57.

Financial Highlights

Growth Fund (continued)

	CLASS C						CLASS D
	Year Ended December 31,						Year Ended December 31,
	2007	2006	2005	2004		2003	2007	2006	2005	2004		2003
Per Share Data:
Net asset value, beginning of year	$7.77	$6.85	$6.28	$5.49		$4.00	$7.78	$6.85	$6.28	$5.49		$4.00
Income (loss) from investment operations:
Net investment loss	(0.08)	(0.08)	(0.08)	(0.07)		(0.05)	(0.08)	(0.08)	(0.08)	(0.07)		(0.05)
Net realized and unrealized gain on investments	0.95	1.12	0.65	0.86		1.54	0.94	1.13	0.65	0.86		1.54
Total from investment operations	0.87	1.04	0.57	0.79		1.49	0.86	1.05	0.57	0.79		1.49
Less distributions to shareholders:
Net realized short-term capital gains	(0.08)	(0.02)	—	—		—	(0.08)	(0.02)	—	—		—
Net realized long-term capital gains	(0.59)	(0.10)	—	—		—	(0.59)	(0.10)	—	—		—
Total distributions	(0.67)	(0.12)	—	—		—	(0.67)	(0.12)	—	—		—
Net asset value, end of year	$7.97	$7.77	$6.85	$6.28		$5.49	$7.97	$7.78	$6.85	$6.28		$5.49
Total Return	11.00%	15.30%	9.08%	14.39%	#	37.25%	11.00%	15.30%	9.08%	14.39%	#	37.25%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$11,144	$10,847	$8,756	$6,588		$5,695	$2,173	$1,788	$1,767	$1,340		$1,217
Ratio of expenses to average net assets	1.16%	1.16%	1.18%	1.25%		1.25%	1.16%	1.16%	1.18%	1.25%		1.25%
Ratio of net investment loss to average net assets	(0.91)%	(1.15)%	(1.18)%	(1.22)%		(1.16)%	(0.91)%	(1.15)%	(1.18)%	(1.22)%		(1.16)%
Portfolio turnover rate	17.87%	5.63%	5.42%	5.50%		1.55%	17.87%	5.63%	5.42%	5.50%		1.55%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.25%	1.29%	1.43%	1.50%		1.56%	1.25%	1.29%	1.43%	1.50%		1.56%
Ratio of net investment loss to average net assets	(1.00)%	(1.28)%	(1.43)%	(1.47)%		(1.48)%	(1.00)%	(1.28)%	(1.43)%	(1.47)%		(1.48)%

See footnotes on page 57.

Financial Highlights

Moderate Growth Fund

	CLASS A						CLASS B
	Year Ended December 31,						Year Ended December 31,
	2007	2006	2005	2004		2003	2007	2006	2005	2004		2003
Per Share Data:
Net asset value, beginning of year	$7.61	$6.64	$6.18	$5.53		$4.19	$7.50	$6.55	$6.10	$5.47		$4.16
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.04	0.05	0.05		0.04	—Ø	(0.01)	—Ø	0.01		0.01
Net realized and unrealized gain on investments	0.72	1.02	0.46	0.66		1.34	0.70	1.00	0.46	0.64		1.31
Total from investment operations	0.78	1.06	0.51	0.71		1.38	0.70	0.99	0.46	0.65		1.32
Less distributions to shareholders:
Net investment income	(0.06)	(0.04)	(0.05)	(0.05)		(0.04)	—Ø	—	—Ø	(0.01)		(0.01)
Net realized short-term capital gains	(0.13)	(0.05)	—	(0.01)		—	(1.12)	(0.04)	(0.01)	(0.01)		—
Net realized long-term capital gains	(0.11)	—	—	—		—	(0.11)	—	—	—		—
Total distributions	(0.30)	(0.09)	(0.05)	(0.06)		(0.04)	(0.23)	(0.04)	(0.01)	(0.02)		(0.01)
Net asset value, end of year	$8.09	$7.61	$6.64	$6.18		$5.53	$7.97	$7.50	$6.55	$6.10		$5.47
Total Return	10.18%	16.00%	8.32%	12.79%	#	32.96%	9.23%	15.13%	7.39%	12.11%	#	31.71%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$19,108	$15,138	$11,020	$7,313		$4,415	$6,302	$7,110	$5,888	$4,360		$4,123
Ratio of expenses to average net assets	0.25%	0.25%	0.30%	0.50%		0.50%	1.00%	1.01%	1.06%	1.25%		1.25%
Ratio of net investment income (loss) to average net assets	0.76%	0.56%	0.73%	0.80%		0.87%	0.01%	(0.20)%	(0.03)%	0.05%		0.12%
Portfolio turnover rate	20.42%	6.55%	3.45%	16.84%		7.48%	20.42%	6.55%	3.45%	16.84%		7.48%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	0.45%	0.47%	0.60%	0.70%		0.81%	1.20%	1.23%	1.36%	1.45%		1.56%
Ratio of net investment income (loss) to average net assets	0.56%	0.34%	0.43%	0.62%		0.56%	(0.19)%	(0.42)%	(0.33)%	(0.14)%		(0.19)%

See footnotes on page 57.

Financial Highlights

Moderate Growth Fund (continued)

	CLASS C						CLASS D
	Year Ended December 31,						Year Ended December 31,
	2007	2006	2005	2004		2003	2007	2006	2005	2004		2003
Per Share Data:
Net asset value, beginning of year	$7.50	$6.55	$6.11	$5.47		$4.16	$7.50	$6.55	$6.11	$5.47		$4.16
Income (loss) from investment operations:
Net investment income (loss)	—Ø	(0.01)	—Ø	0.01		0.01	—Ø	(0.01)	—Ø	0.01		0.01
Net realized and unrealized gain on investments	0.70	1.00	0.45	0.65		1.31	0.70	1.00	0.45	0.65		1.31
Total from investment operations	0.70	0.99	0.45	0.66		1.32	0.70	0.99	0.45	0.66		1.32
Less distributions to shareholders:
Net investment income	—Ø	—	—Ø	(0.01)		(0.01)	—Ø	—	—Ø	(0.01)		(0.01)
Net realized short-term capital gains	(0.12)	(0.04)	(0.01)	(0.01)		—	(0.12)	(0.04)	(0.01)	(0.01)		—
Net realized long-term capital gains	(0.11)	—	—	—		—	(0.11)	—	—	—		—
Total distributions	(0.23)	(0.04)	(0.01)	(0.02)		(0.01)	(0.23)	(0.04)	(0.01)	(0.02)		(0.01)
Net asset value, end of year	$7.97	$7.50	$6.55	$6.11		$5.47	$7.97	$7.50	$6.55	$6.11		$5.47
Total Return	9.23%	15.13%	7.39%	12.11%	#	31.71%	9.23%	15.13%	7.39%	12.11%	#	31.71%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$14,469	$13,659	$10,576	$7,981		$6,510	$4,007	$3,543	$3,154	$1,999		$1,388
Ratio of expenses to average net assets	1.01%	1.01%	1.06%	1.25%		1.25%	1.01%	1.01%	1.06%	1.25%		1.25%
Ratio of net investment income (loss) to average net assets	—	(0.20)%	(0.03)%	0.05%		0.12%	—	(0.20)%	(0.03)%	0.05%		0.12%
Portfolio turnover rate	20.42%	6.55%	3.45%	16.84%		7.48%	20.42%	6.55%	3.45%	16.84%		7.48%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.21%	1.23%	1.36%	1.46%		1.56%	1.21%	1.23%	1.36%	1.45%		1.56%
Ratio of net investment loss to average net assets	(0.20)%	(0.42)%	(0.33)%	(0.14)%		(0.19)%	(0.20)%	(0.42)%	(0.33)%	(0.14)%		(0.19)%

See footnotes on page 57.

Financial Highlights

Balanced Fund

	CLASS A						CLASS B
	Year Ended December 31,						Year Ended December 31,
	2007	2006	2005	2004		2003	2007	2006	2005	2004		2003
Per Share Data:
Net asset value, beginning of year	$6.31	$5.67	$5.53	$5.13		$4.29	$6.31	$5.67	$5.53	$5.13		$4.29
Income (loss) from investment operations:
Net investment income	0.12	0.09	0.09	0.08		0.08	0.07	0.04	0.05	0.04		0.04
Net realized and unrealized gain on investments	0.10	0.65	0.16	0.42		0.83	0.10	0.66	0.16	0.42		0.84
Total from investment operations	0.22	0.74	0.25	0.50		0.91	0.17	0.70	0.21	0.46		0.88
Less distributions to shareholders:
Net investment income	(0.12)	(0.09)	(0.09)	(0.08)		(0.07)	(0.07)	(0.04)	(0.05)	(0.04)		(0.04)
Net realized short-term capital gains	(0.11)	—	(0.02)	(0.02)		—	(0.11)	—	(0.02)	(0.02)		—
Return of capital	—	(0.01)	—	—		—	—	(0.02)	—	—		—
Total distributions	(0.23)	(0.10)	(0.11)	(0.10)		(0.07)	(0.18)	(0.06)	(0.07)	(0.06)		(0.04)
Net asset value, end of year	$6.30	$6.31	$5.67	$5.53		$5.13	$6.30	$6.31	$5.67	$5.53		$5.13
Total Return	3.51%	13.09%	4.53%	9.90%	#	21.44%	2.75%	12.25%	3.76%	9.09%	#	20.55%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$8,137	$6,823	$6,422	$5,092		$3,085	$2,594	$2,755	$3,219	$3,932		$4,133
Ratio of expenses to average net assets	0.25%	0.25%	0.31%	0.50%		0.50%	1.00%	1.00%	1.07%	1.25%		1.25%
Ratio of net investment income to average net assets	1.82%	1.45%	1.60%	1.46%		1.52%	1.07%	0.70%	0.84%	0.71%		0.77%
Portfolio turnover rate	19.98%	10.82%	18.35%	25.59%		5.69%	19.98%	10.82%	18.35%	25.59%		5.69%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	0.71%	0.74%	0.82%	0.79%		0.73%	1.46%	1.49%	1.58%	1.54%		1.48%
Ratio of net investment income to average net assets	1.36%	0.96%	1.09%	1.19%		1.29%	0.61%	0.21%	0.33%	0.44%		0.54%

See footnotes on page 57.

Financial Highlights

Balanced Fund (continued)

	CLASS C						CLASS D
	Year Ended December 31,						Year Ended December 31,
	2007	2006	2005	2004		2003	2007	2006	2005	2004		2003
Per Share Data:
Net asset value, beginning of year	$6.31	$5.67	$5.53	$5.13		$4.29	$6.31	$5.67	$5.53	$5.13		$4.29
Income (loss) from investment operations:
Net investment income	0.07	0.04	0.05	0.04		0.04	0.07	0.04	0.05	0.04		0.04
Net realized and unrealized gain on investments	0.10	0.66	0.16	0.42		0.84	0.10	0.66	0.16	0.42		0.84
Total from investment operations	0.17	0.70	0.21	0.46		0.88	0.17	0.70	0.21	0.46		0.88
Less distributions to shareholders:
Net investment income	(0.07)	(0.04)	(0.05)	(0.04)		(0.04)	(0.07)	(0.04)	(0.05)	(0.04)		(0.04)
Net realized short-term capital gains	(0.11)	—	(0.02)	(0.02)		—	(0.11)	—	(0.02)	(0.02)		—
Return of capital	—	(0.02)	—	—		—	—	(0.02)	—	—		—
Total distributions	(0.18)	(0.06)	(0.07)	(0.06)		(0.04)	(0.18)	(0.06)	(0.07)	(0.06)		(0.04)
Net asset value, end of year	$6.30	$6.31	$5.67	$5.53		$5.13	$6.30	$6.31	$5.67	$5.53		$5.13
Total Return	2.75%	12.25%	3.76%	9.09%	#	20.55%	2.75%	12.25%	3.76%	9.09%	#	20.55%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$5,686	$5,733	$5,382	$6,149		$6,665	$1,909	$1,672	$1,904	$1,106		$1,431
Ratio of expenses to average net assets	1.00%	1.00%	1.07%	1.25%		1.25%	1.00%	1.00%	1.07%	1.25%		1.25%
Ratio of net investment income to average net assets	1.07%	0.70%	0.84%	0.71%		0.77%	1.07%	0.70%	0.84%	0.71%		0.77%
Portfolio turnover rate	19.98%	10.82%	18.35%	25.59%		5.69%	19.98%	10.82%	18.35%	25.59%		5.69%
Without fee waiver and expense reimbursement:*
Ratio of expenses to average net assets	1.46%	1.49%	1.58%	1.54%		1.48%	1.46%	1.49%	1.58%	1.54%		1.48%
Ratio of net investment income to average net assets	0.61%	0.21%	0.33%	0.44%		0.54%	0.61%	0.21%	0.33%	0.44%		0.54%

*	The Manager, at its discretion, reimbursed certain expenses and waived certain management fees for the periods presented.
Ø	Less than + or - $0.005.
#	Excluding the effect of payments to certain of the Underlying Funds received from the Manager in 2004, total returns for the Funds would have been as follows:

AGGRESSIVE GROWTH FUND		GROWTH FUND		MODERATE GROWTH FUND		BALANCED FUND
Class A	15.43%	Class A	15.30%	Class A	12.77%	Class A	9.89%
Class B	14.41	Class B	14.35	Class B	12.09	Class B	9.08
Class C	14.41	Class C	14.35	Class C	12.09	Class C	9.08
Class D	14.41	Class D	14.35	Class D	12.09	Class D	9.08

Appendix A

Seligman Time Horizon Matrix Asset Classes

Seligman Time Horizon Matrix is the result of extensive proprietary research by the Manager that examined the historical performance of different asset classes over different time periods. The Manager compared the performance of these various asset classes over a number of one-, five-, ten-, twenty- and thirty-year holding periods from 1950 to 2007 to assess the relative volatility of the asset classes over time. The asset classes are listed below. In performing its research, the Manager selected certain unmanaged indices as approximations for the respective asset classes. The unmanaged indices (in which investors cannot directly invest) used in the research are identified next to their respective asset classes.

US Small-Company Stocks:  1979-2007: Russell 2000 Index; 1950-1978: Ibbotson Small Stock Index.

US Medium-Company Stocks:  1979-2007: Russell Midcap Index; 1950-1978: Estimated as the midpoint between the total return for the Ibbotson Small Stock Index and the Standard & Poor’s 500 Composite Stock Index (S&P 500).

US Large-Company Stocks:  1950-2006: S&P 500.

International Small-Company Stocks:  1990-2007: Citigroup Extended Markets Index World Ex. US; 1986-1989: NatWest Securities Ltd. (“NWSL”) Global Ex. U.S. Smaller Companies Index; 1970-1985: Estimated as the difference between the Morgan Stanley Capital International (“MSCI”) Europe Australasia and Far East (“EAFE”) Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969: Estimated as the Ibbotson Small Stock Index.

Emerging Markets:  1988-2007: MSCI Emerging Markets Free Index; 1985-1987: IFC Global Emerging Composite; 1970-1984: Estimated as the difference between the MSCI EAFE Index and the S&P 500, added to the Ibbotson Small Stock Index; 1950-1969: Estimated as the Ibbotson Small Stock Index.

International Large-Company Stocks:  1970-2007: MSCI EAFE Index; 1950-1969: Estimated as the S&P 500.

Investment Grade Fixed Income:  1973-2007: Lehman Brothers Government/Credit Bond Index; 1969-1972: Estimated as the Citigroup Long-Term High Grade Corporate Bond Total Return Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

High-Yield Corporate Securities:  1989-2007: Citigroup High Yield Market Index; 1981-1988: Credit Suisse First Boston High Yield Index II; 1969-1980: Estimated as the Citigroup Long High Grade Corporate Index; 1950-1968: Ibbotson Long-Term Corporate Bonds estimate.

US Corporate Bonds:   2004-2007: Citigroup BIG Credit-High Grade (10+ Y) AAA-AA Rated (LOC) Index; 1969-2003: Citigroup High Grade Corporate Index; 1950-1968: Ibbotson Long-Term Corporate Bonds Estimate.

US Government Bonds:  1973-2007: Lehman Brothers Government Bond Index; 1950-1972: Ibbotson Long-Term Government Bond Index. To the greatest extent possible, each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon, and whose returns did not reflect potential tax benefits, impaired negotiability, or special redemption or call privileges, was used.

Real Estate:  1972-2007: FTSE-NAREIT Equity REIT Index; 1950-1971: Estimated through regression analysis.

Cash Equivalents:  US 90-Day Treasury Bills.

Inflation:  1978-2007: Consumer Price Index for All Urban Consumers; 1950-1977: Consumer Price Index.

Appendix B

The chart below shows the high and low average annual returns from January 1, 1950 to December 31, 2007 for US Small-Company Stocks, US Large-Company Stocks, Investment Grade Fixed Income, US Government Bonds, and US Treasury Bills over rolling periods.

Source: Figures derived from Factset, Citigroup and © Stocks, Bonds, Bills and Inflation 2007 Yearbook™, Ibbotson Associates, Chicago (annual update work by Roger G. Ibbotson and Rex A. Sinquefield). Total returns reflect the reinvestment of distributions, if any. Used with permission. All rights reserved.

The indices are comprised of the following: US Small-Company Stocks: Russell 2000 (1979-2007) and Ibbotson Small Stock Index (1950-1978); US Large-Company Stocks: Standard & Poor’s 500 Stock Index (S&P 500); Investment Grade Fixed Income: Lehman Brothers Government/Credit Bond Index (1973-2007) and Citigroup High Grade Corporate Index (1969-1972); and Ibbotson Long Term Corporate Bonds estimate (1950-1968); US Government Bonds: Lehman Brothers Government Bond Index (1973-2007) and Ibbotson Long-Term Government Bond Index (1950-1972). (To the greatest extent possible, each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon, and whose returns did not reflect potential tax benefits, impaired negotiability, or special redemption or call privileges, was used by Ibbotson.) Treasury Bills: Ibbotson One Bill Portfolio.

The returns of these unmanaged indices, in which individuals cannot directly invest, are for illustrative purposes only, reflect past performance and do not reflect the performance of any mutual fund, nor are they any representation of the future performance of mutual funds (including the Funds) or common stocks. Also, keep in mind that the securities represented by the indices involve widely varying degrees of income and growth potential and, risk to investors. Rates on Treasury bills and US government bonds (that are backed by the full faith and credit of the US government) are fixed, and principal, if held to maturity, is guaranteed. Corporate bonds offer a fixed rate of return and principal value. Although common stocks have produced higher historical returns, they may be subject to greater risk than other types of investments. The stocks of smaller companies are subject to greater price fluctuation than the stocks of larger companies.

Appendix C

Seligman Time Horizon Matrix

Asset Classes	30	29	28	27	26	25	24	23	22	21	20	19	18
US Small-Cap	30.00%	29.60%	29.20%	28.80%	28.40%	28.00%	27.60%	27.20%	26.80%	26.40%	26.00%	24.85%	23.70%
US Mid-Cap	30.00%	29.00%	28.00%	27.00%	26.00%	25.00%	24.00%	23.00%	22.00%	21.00%	20.00%	20.50%	21.00%
US Large-Cap	10.00%	11.05%	12.10%	13.15%	14.20%	15.25%	16.30%	17.35%	18.40%	19.45%	20.50%	20.50%	20.50%
International Small-Cap	10.00%	9.85%	9.70%	9.55%	9.40%	9.25%	9.10%	8.95%	8.80%	8.65%	8.50%	8.15%	7.80%
Emerging Markets	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	9.50%	9.00%
International Large-Cap	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%
Equity REITs	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%	10.00%	10.00%
High-Yield Securities	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.00%	2.00%
Investment Grade Bonds	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Government Bonds/Cash	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Underlying Funds	30	29	28	27	26	25	24	23	22	21	20	19	18
Seligman Frontier Fund	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	2.70%	2.40%
Seligman Smaller-Cap Value Fund	13.00%	12.90%	12.80%	12.70%	12.60%	12.50%	12.40%	12.30%	12.20%	12.10%	12.00%	11.50%	11.00%
Seligman Communications and Information Fund	16.00%	15.40%	14.80%	14.20%	13.60%	13.00%	12.40%	11.80%	11.20%	10.60%	10.00%	10.00%	10.00%
Seligman Capital Fund	22.00%	21.30%	20.60%	19.90%	19.20%	18.50%	17.80%	17.10%	16.40%	15.70%	15.00%	15.50%	16.00%
Seligman Growth Fund	3.00%	3.60%	4.20%	4.80%	5.40%	6.00%	6.60%	7.20%	7.80%	8.40%	9.00%	9.00%	9.00%
Seligman Large-Cap Value Fund	3.00%	3.60%	4.20%	4.80%	5.40%	6.00%	6.60%	7.20%	7.80%	8.40%	9.00%	9.00%	9.00%
Seligman Common Stock Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Seligman Global Smaller Companies Fund	20.00%	19.70%	19.40%	19.10%	18.80%	18.50%	18.20%	17.90%	17.60%	17.30%	17.00%	16.30%	15.60%
Seligman Emerging Markets Fund	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	9.50%	9.00%
Seligman International Growth Fund	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.50%	6.00%
Seligman LaSalle Global Real Estate Fund	5.00%	5.50%	6.00%	6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%	10.00%	10.00%
Seligman LaSalle Monthly Dividend Real Estate Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Seligman High-Yield Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.00%	2.00%
Seligman Core Fixed Income Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Seligman U.S. Government Securities Fund/Seligman Cash Management Fund	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Seligman Time Horizon Matrix® is an asset allocation framework developed to help investors seek to achieve their specific financial goals. Seligman Time Horizon Matrix is designed for investors seeking to create an asset class mix based on their time frame for achieving specific goals.

Seligman Harvester® is a process designed to help investors seek to maximize their income stream while seeking to conserve capital. The program involves determining “needs” and “wants” as a percentage of total investable assets, and seeks to provide investors with an asset allocation strategy specifically designed to lower the risk of depleting their accumulated wealth too quickly.

17	16	15	14	13	12	11	10	9	8	7	6	5	4	3	2	1	Harvester
22.55%	21.40%	20.25%	19.10%	17.95%	16.80%	15.65%	14.50%	13.05%	11.60%	10.15%	8.70%	7.25%	5.80%	4.35%	2.90%	1.45%	0.00%
21.50%	22.00%	22.50%	23.00%	23.50%	24.00%	24.50%	25.00%	23.50%	22.00%	20.50%	19.00%	17.50%	16.00%	14.50%	13.00%	11.50%	10.00%
20.50%	20.50%	20.50%	20.50%	20.50%	20.50%	20.50%	20.50%	21.95%	23.40%	24.85%	26.30%	27.75%	29.20%	30.65%	32.10%	33.55%	35.00%
7.45%	7.10%	6.75%	6.40%	6.05%	5.70%	5.35%	5.00%	4.50%	4.00%	3.50%	3.00%	2.50%	2.00%	1.50%	1.00%	0.50%	0.00%
8.50%	8.00%	7.50%	7.00%	6.50%	6.00%	5.50%	5.00%	4.50%	4.00%	3.50%	3.00%	2.50%	2.00%	1.50%	1.00%	0.50%	0.00%
6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.50%	11.00%	11.50%	12.00%	12.50%	13.00%	13.50%	14.00%	14.50%	15.00%
3.00%	4.00%	5.00%	6.00%	7.00%	8.00%	9.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.00%	2.00%	3.00%	4.00%	5.00%	6.00%	7.00%	8.00%	9.00%	10.00%
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.00%	2.00%	3.00%	4.00%	5.00%	6.00%	7.00%	8.00%	9.00%	10.00%
100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
17	16	15	14	13	12	11	10	9	8	7	6	5	4	3	2	1	Harvester
2.10%	1.80%	1.50%	1.20%	0.90%	0.60%	0.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
10.50%	10.00%	9.50%	9.00%	8.50%	8.00%	7.50%	7.00%	6.30%	5.60%	4.90%	4.20%	3.50%	2.80%	2.10%	1.40%	0.70%	0.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	9.00%	8.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	1.00%	0.00%
16.50%	17.00%	17.50%	18.00%	18.50%	19.00%	19.50%	20.00%	19.00%	18.00%	17.00%	16.00%	15.00%	14.00%	13.00%	12.00%	11.00%	10.00%
9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.30%	9.60%	9.90%	10.20%	10.50%	10.80%	11.10%	11.40%	11.70%	12.00%
9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.30%	9.60%	9.90%	10.20%	10.50%	10.80%	11.10%	11.40%	11.70%	12.00%
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.10%	2.20%	3.30%	4.40%	5.50%	6.60%	7.70%	8.80%	9.90%	11.00%
14.90%	14.20%	13.50%	12.80%	12.10%	11.40%	10.70%	10.00%	9.00%	8.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	1.00%	0.00%
8.50%	8.00%	7.50%	7.00%	6.50%	6.00%	5.50%	5.00%	4.50%	4.00%	3.50%	3.00%	2.50%	2.00%	1.50%	1.00%	0.50%	0.00%
6.50%	7.00%	7.50%	8.00%	8.50%	9.00%	9.50%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	9.00%	8.00%	7.00%	6.00%	5.00%	4.00%	3.00%	2.00%	1.00%	0.00%
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.50%	3.00%	4.50%	6.00%	7.50%	9.00%	10.50%	12.00%	13.50%	15.00%
3.00%	4.00%	5.00%	6.00%	7.00%	8.00%	9.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.00%	2.00%	3.00%	4.00%	5.00%	6.00%	7.00%	8.00%	9.00%	10.00%
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.00%	2.00%	3.00%	4.00%	5.00%	6.00%	7.00%	8.00%	9.00%	10.00%
100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Seligman Time Horizon Matrix® and Seligman Harvester® are prepared using past performance of asset classes to construct model portfolios. Those model portfolios have inherent limitations in that they assume the future performance of the asset classes will, over the relevant periods, correlate to their past performance, and of course, past performance is no guarantee of future results. Furthermore, with regard to using the Funds, the Seligman Group of Funds or other funds of any other investment manager in seeking to follow Seligman Time Horizon Matrix® and Seligman Harvester®, there is no assurance that the funds selected will actually correlate to the asset classes that the investor is seeking to track and the performance of the funds selected may differ from the performance of those asset classes.

Shares of the Funds and Underlying Funds are not deposits in or obligations of, or guaranteed or endorsed by, any bank. Shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board,

or any other government agency. In addition, an investment in the Funds and Underlying Funds involves investment risks, including the possible loss of principal.

How to Contact Us

The Funds

Write to	Corporate Communications/Investor Relations Department J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Your Regular (Non-Retirement) Account

Write to	Shareholder Service Agent/Seligman Group of Funds Seligman Data Corp.

For investments into an account	P.O. Box 9766 Providence, RI 02940-9766

For non-investment inquiries	P.O. Box 9759 Providence, RI 02940-9759

For matters requiring overnight delivery	101 Sabin St. Pawtucket, RI 02860

Phone	Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Your Retirement Account

Write to	Retirement Plan Services Seligman Data Corp. 100 Park Avenue New York, NY 10017

Phone	Toll-free (800) 445-1777

24-hour automated telephone access is available by calling (800) 622-4597 on a touchtone telephone.

You will have instant access to price, yield, account balance, most recent transaction, and other information.

SELIGMAN ADVISORS, INC.

an affiliate of

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

For More Information

The following information is available, without charge, upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information (“SAI”) contains additional information about the Funds and the prospectus for each Underlying Fund contains information about that Fund. The SAI and each prospectus for the Underlying Funds are on file with the Securities and Exchange Commission, or SEC, and are incorporated by reference into (and are legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund’s investments. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year. The Funds’ SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

Information about the Funds, including the Prospectus and SAI, can be viewed and copied at the SEC’s public reference room in Washington D.C. For information about the operation of the public reference room, call (202) 551-8090. The Prospectus, SAI, Annual/Semi-Annual Reports and other information about the Funds are also available on the Edgar database on the SEC’s internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by electronic writing: securities and exchange commission, public reference section of the SEC, Washington, D.C. 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Number:    811-09545

SELIGMAN ASSET ALLOCATION SERIES, INC.

(formerly, Seligman Time Horizon Harvester Series, Inc.)

Seligman Asset Allocation Aggressive Growth Fund

(formerly, Seligman Time Horizon 30 Fund)

Seligman Asset Allocation Growth Fund

(formerly, Seligman Time Horizon 20 Fund)

Seligman Asset Allocation Moderate Growth Fund

(formerly, Seligman Time Horizon 10 Fund)

Seligman Asset Allocation Balanced Fund

(formerly, Seligman Harvester Fund)

Statement of Additional Information

May 1, 2008

100 Park Avenue

New York, New York 10017

(212) 850-1864

Toll Free Telephone: (800) 221-2450

For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current Prospectus of Seligman Asset Allocation Series (the “Series”), dated May 1, 2008 (the “Prospectus”), an asset allocation Series containing four separate funds: Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund and Seligman Asset Allocation Balanced Fund (collectively, “the Funds”), each offering Class A shares, Class B shares, Class C shares and Class D shares (Class D shares are not offered after the close of business on May 16, 2008). This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which you may obtain by writing or calling the Series at the above address or telephone numbers, respectively.

The financial statements and notes included in the Series’ Annual Report, which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.

The website references in this SAI are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this SAI.

THF1A

Series History

The Series was incorporated under the laws of the state of Maryland on August 4, 1999 under the name Seligman Time Horizon/Harvester Series, Inc. The Series changed its name to its present name on January 17, 2008.

Description of the Series and its Investments and Risks

Classification

Seligman Asset Allocation Series, Inc. is a diversified open-end management investment company, or mutual fund, which consists of four separate and distinct funds: Seligman Asset Allocation Aggressive Growth Fund, Seligman Asset Allocation Growth Fund, Seligman Asset Allocation Moderate Growth Fund and Seligman Asset Allocation Balanced Fund, hereinafter referred to as the Asset Allocation Aggressive Growth Fund, the Asset Allocation Growth Fund, the Asset Allocation Moderate Growth Fund and the Asset Allocation Balanced Fund, respectively.

Investment Strategies and Risks

Each Fund seeks to achieve its objectives by investing in a combination of mutual funds for which J. & W. Seligman & Co. Incorporated (the “Manager” or “Seligman”) either now acts or in the future will act as investment manager (the “Underlying Funds”). The Funds may also invest directly in US government securities and short-term debt instruments. Because each Fund will invest a substantial portion of its assets in the Underlying Funds, each Fund’s investment performance is directly related to the investment performance of the Underlying Funds in which it invests. The ability of a Fund to realize its investment objective(s) will depend upon the extent to which the Underlying Funds realize their objectives.

The investment objective(s) and policies of the Funds are similar to the investment objective(s) and policies of certain other mutual funds managed by the Manager. Although the investment objective(s) and policies may be similar, the investment results of the Funds may be higher or lower than the results of these other mutual funds.

Investment Strategies and Risks of the Underlying Funds. Each Underlying Fund has its own investment strategies and risks. The information provided below describes the types of instruments that one or more Underlying Funds may utilize in order to carry out its investment strategies, along with a summary of the risks presented by such instruments. Please note, however, that not every Underlying Fund is authorized under its investment objectives, strategies and policies to invest its assets in each of the instruments described below. Additionally, to the extent an Underlying Fund is authorized to invest in a particular instrument, the amount of the Underlying Fund’s assets that may be so invested or the circumstances under which the investment in the instrument may be made may be restricted by the Underlying Fund’s investment policies. References to an Underlying Fund below with respect to each type of instrument apply only to the extent that the particular Underlying Fund is authorized to invest in the instrument, subject to any such limitations or restrictions. A complete description of the types of instruments and related risks in which each Underlying Fund is permitted to invest is provided in each Underlying Fund’s Prospectus and Statement of Additional Information, which are incorporated herein by reference and are available free of charge by telephoning 1-800-221-2450.

Convertible Bonds. Certain Underlying Funds may purchase convertible bonds. Convertible bonds are convertible at a stated exchange rate or price into common stock. Before conversion, convertible securities are similar to non-convertible debt securities in that they provide a steady stream of income with generally higher yields than an issuer’s equity securities. The market value of all debt securities, including convertible securities, tends to decline as interest rates increase and to increase as interest rates decline. In general, convertible securities may provide lower interest or dividend yields than non-convertible debt securities of similar quality, but they may also allow investors to benefit from increases in the market price of the underlying common stock. When the market price of the underlying common stock increases, the price of the convertible security tends to reflect the increase. When the market price of the underlying common stock declines, the convertible security tends to trade on the basis of yield, and may not depreciate to the same extent as the underlying common stock. In an issuer’s capital structure, convertible securities are senior to common stocks. They are therefore of higher quality and involve less risk than the issuer’s common stock, but the extent to which risk is reduced depends largely on the extent to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities for an Underlying Fund, the Manager evaluates such factors as economic and business conditions involving the issuer, future earnings growth potential of the issuer, potential for price appreciation of the underlying equity, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, and capability of management. In evaluating a convertible security, the Manager gives emphasis to the attractiveness of

2

the underlying common stock and the capital appreciation opportunities that the convertible security presents. Convertible securities can be callable or redeemable at the issuer’s discretion, in which case the Manager would be forced to seek alternative investments.

Debt securities convertible into equity securities may be rated as low as CC by Standard & Poor’s Rating Service (“S&P”) or Ca by Moody’s Investors Service, Inc. (“Moody’s”). Debt securities rated below investment grade (frequently referred to as “junk bonds”) often have speculative characteristics and will be subject to greater market fluctuations and risk of loss of income and principal than higher-rated securities. The Manager does not rely on the ratings of these securities in making investment decisions but performs its own analysis, based on the factors described above, in light of the Underlying Fund’s investment objectives.

Derivatives. Certain Underlying Funds may invest in derivatives for hedging or investment purposes.

A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. An Underlying Fund will not invest in a specific type of derivative without prior approval from its Board of Directors, after consideration of, among other things, how the derivative instrument serves the Underlying Fund’s investment objective, and the risk associated with the investment. The types of derivatives in which the Underlying Funds are currently permitted to invest, as described more fully below, are forward foreign currency exchange contracts, commodities and commodity contracts, options, rights and warrants, equity-linked securities and access trades.

Forward Foreign Currency Exchange Contracts. Certain Underlying Funds may enter into forward foreign currency exchange contracts to fix the US dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or to hedge the US dollar value of securities it owns. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into.

An Underlying Fund may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the US dollar. In this case, the contract would approximate the value of some or all of the Underlying Fund’s securities denominated in such foreign currency. Under normal circumstances, the Manager will limit forward currency contracts to not greater than 75% of an Underlying Fund’s position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Underlying Fund. Under extraordinary circumstances, the Underlying Fund’s Manager may enter into forward currency contracts in excess of 75% of an Underlying Fund’s position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, an Underlying Fund may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The Underlying Fund’s Manager will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of an Underlying Fund and its ability to purchase additional securities.

Except as set forth above and immediately below, an Underlying Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Underlying Fund to deliver an amount of foreign currency in excess of the value of the Underlying Fund’s securities or other assets denominated in that currency. An Underlying Fund, in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Underlying Fund’s securities or other assets denominated in that currency provided the excess amount is “covered” by cash and/or liquid, high-grade debt securities, denominated in any currency, having a value at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Underlying Fund will be served.

At the maturity of a forward contract, an Underlying Fund may either sell the security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

3

As indicated above, it is impossible to forecast with absolute precision the market value of the Underlying Fund’s securities at the expiration of the forward contract. Accordingly, it may be necessary for an Underlying Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Underlying Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the Underlying Fund’s security if its market value exceeds the amount of foreign currency an Underlying Fund is obligated to deliver. However, an Underlying Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If an Underlying Fund retains the security and engages in offsetting transactions, the Underlying Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Underlying Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Underlying Fund’s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Underlying Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Each Underlying Fund’s dealing in forward foreign currency exchange contracts will be limited to the transactions described above. An Underlying Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Underlying Fund’s Manager or subadviser as the case may be. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to an Underlying Fund at one rate, while offering a lesser rate of exchange should the Underlying Fund desire to resell that currency to the dealer.

Commodities and Commodity Contracts. Certain Underlying Funds may purchase and sell commodities and commodity contracts only to the extent that such activities do not result in the Underlying Fund being a “commodity pool” as defined in the Commodity Exchange Act and the Commodity Futures Trading Commission’s regulations and interpretations thereunder.

Use of these instruments can involve substantial risks. For example, derivative instruments can present investment risk to a Fund if the Manager does not accurately predict the fluctuations in interest rates, currency values or the market to which the financial instrument is tied. Certain derivative instruments may involve the use of leverage and, as a result, there is the risk that a Fund could lose more than the amount of its original investment. For example, a fund may purchase futures contracts by making a relatively small “margin deposit” and, if such contract is thereafter sold at a loss, that fund could lose substantially more than the original margin deposit. Although the Funds will only utilize exchange-traded futures and options thereon, there can be no assurance that they will be able to close out positions when they wish to. In addition, a futures or options strategy may not provide an exact hedge to a position.

Options. Certain Underlying Funds are permitted to purchase put options, call options, put spreads, call spreads and collars, and to sell covered call options (i.e., where the Underlying Fund owns the underlying security) and covered put options (i.e., where the Underlying Fund maintains cash or other collateral to cover the obligation created by the put). Put options, call options, put spreads and collars and call spreads are described below.

An option is a contract that gives the holder the right to purchase (“call”) or sell (“put”) a specified security for an agreed upon price at any time before the contract’s expiration date. The amount paid for an option is known as the premium, and the exercise price is known as the strike price. The purchaser of an option has the right, but not the obligation, to purchase or sell a security. The seller (or “writer”) of an option, conversely, has an obligation to sell or purchase a security if the option is exercised. Some options have standardized terms and are traded on securities exchanges. Others are privately negotiated and have no or only a limited trading market. Options may be used individually or in combinations (e.g., put spreads and collars) to hedge securities positions or to seek increased investment returns.

4

Put spreads and collars are designed to protect against a decline in value of a security an investor owns. A collar involves the purchase of a put and the simultaneous writing of a call on the same security at a higher strike price. The put protects the investor from a decline in the price of the security below the put’s strike price. The call means that the investor will not benefit from increases in the price of the security beyond the call’s strike price. In a put spread, an investor purchases a put and simultaneously writes a put on the same security at a lower strike price. This combination protects the investor against a decline in the price down to the lower strike price. The premium received for writing the call (in the case of a collar) or writing the put (in the case of a put spread) offsets, in whole or in part, the premium paid to purchase the put. In a call spread, an investor purchases a call and simultaneously sells a call on the same security, with the call sold having a higher strike price than the call purchased. The purchased call is designed to provide exposure to a potential increase in the value of a security an investor owns. The premium received for writing the call offsets, in part, the premium paid to purchase the corresponding call, but it also means that the investor will not benefit from increases in the price of the security beyond the sold call’s strike price.

Options offer large amounts of leverage, which will result in an Underlying Fund’s net asset value being more sensitive to changes in the value of the underlying security. The successful use of options depends in part on the ability of the Manager to manage future price fluctuations, and the degree of correlation between the options and the prices of the underlying securities. If the Manager is incorrect in its expectation of changes in market prices or the correlation between the instruments or indices on which such options may be written and purchased and the instruments in an Underlying Fund’s investment portfolio, that Underlying Fund may incur losses that it would not otherwise incur. The use of options can also increase an Underlying Fund’s transaction costs. Options transactions can involve a high degree of risk, including the possibility of a total loss of the amount invested. The purchaser of an option runs the risk of losing the entire premium paid if the option expires “out of the money” (i.e., if the strike price for a call option is higher than the market price, or the strike price for a put option is lower than the market price). The seller of an option earns premium income but is subject to the risk of having to sell the underlying security at significantly less than its market price (or buy a security at significantly more than its market price). When options are purchased on the over-the-counter market, there is a risk that the counterparty that wrote the option will be unable to perform its obligations under the option contract. Such over-the-counter options may also be illiquid and, in such cases, an Underlying Fund may have difficulty closing out its position, in which case the Underlying Fund could lose money in the event of adverse price movements.

Rights and Warrants. Certain Underlying Funds may invest in common stock rights and warrants believed by the Manager to provide capital appreciation opportunities. Common stock rights and warrants received as part of a unit or attached to securities purchased (i.e., not separately purchased) are not included in each Underlying Fund’s investment restrictions regarding such securities.

Equity-Linked Securities. Certain Underlying Funds may invest in equity-linked securities (each, an “ELS”) as part of its overall investment strategy. An ELS is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an “Underlying Equity”). An ELS typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELS may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to downside market risk. An Underlying Fund may purchase ELSs that trade on a securities exchange or those that trade on the over-the-counter markets, including Rule 144A securities. An Underlying Fund may also purchase ELSs in a privately negotiated transaction with the issuer of the ELSs (or its broker-dealer affiliate, collectively referred to in this section as the “issuer”). The Underlying Fund may or may not hold an ELS until its maturity.

Investments in ELSs subject an Underlying Fund to risks, primarily to the downside market risk associated with the Underlying Equity, and to additional risks not typically associated with investments in listed equity securities, such as liquidity risk, credit risk of the issuer, and concentration risk. Most ELSs do not have any downside protection (though some ELSs provide for a floor on the downside). In general, an investor in an ELS has the same downside risk as an investor in the Underlying Equity. The liquidity of an ELS that is not actively traded on an exchange is linked to the liquidity of the Underlying Equity. The issuer of an ELS generally purchases the Underlying Equity as a hedge. If the Underlying Fund wants to sell an ELS back to the issuer prior to its maturity, the issuer may sell the Underlying Equity to unwind the hedge and, therefore, must take into account the liquidity of the Underlying Equity in negotiating the purchase price the issuer will pay to the Underlying Fund to acquire the ELS.

5

The liquidity of unlisted ELSs is normally determined by the willingness of the issuer to make a market in the ELS. While an Underlying Fund will seek to purchase ELSs only from issuers that it believes to be willing to, and capable of, repurchasing the ELS at a reasonable price, there can be no assurance that the Underlying Fund will be able to sell any ELS at such a price or at all. This may impair the Underlying Fund’s ability to enter into other transactions at a time when doing so might be advantageous. In addition, because ELSs are senior unsecured notes of the issuer, the Underlying Fund would be subject to the credit risk of the issuer and the potential risk of being too concentrated in the securities (including ELSs) of that issuer. The Underlying Fund bears the risk that the issuer may default on its obligations under the ELS. In the event of insolvency of the issuer, the Underlying Fund will be unable to obtain the intended benefits of the ELS. Moreover, it may be may be difficult to obtain market quotations for purposes of valuing the Underlying Fund’s ELSs and computing the Underlying Fund’s net asset value.

Price movements of an ELS will likely differ significantly from price movements of the Underlying Equity, resulting in the risk of loss if the Manager is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices or other relevant features of an ELS.

Access Trades. Certain Underlying Funds may participate in access trades with a global securities broker as counterparty. Access trades are over-the-counter transactions that provide access to a designated security, group of securities or market index without directly investing in the reference security/index. For a commission, the counterparty agrees to provide a return based on the return of the reference security/index. Access trades are typically used in foreign markets where limits on direct foreign ownership can affect prices and/or where there are significant complexities in directly purchasing or selling shares in the reference security/index. Since access trades are over-the-counter transactions, an Underlying Fund bears the risk that the counterparty will be unable or unwilling to meet its obligations. In addition, since over-the-counter markets are generally less liquid than exchanges, the Underlying Fund may not be able to sell when the Manager deems it advantageous to do so. The Manager will attempt to mitigate these risks by limiting access trade exposure by an Underlying Fund to 5% of total assets at the time of purchase and dealing with counterparties believed to be reputable.

Foreign Securities. Certain Underlying Funds may invest in foreign securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a US company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign securities may not be as liquid as US securities. Securities of foreign companies may involve greater market risk than securities of US companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.

By investing in foreign securities, an Underlying Fund will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. The Manager believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. Global diversification reduces the effect that events in any one country will have on the entire investment portfolio. Of course, a decline in the value of an Underlying Fund’s investments in one country may offset potential gains from investments in another country. However, diversification does not assure a profit or protect against loss in a declining market.

Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that the Underlying Fund’s foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about US issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of an Underlying Fund are uninvested and no return is earned thereon and may involve a risk of loss to an Underlying Fund. Foreign securities markets may have substantially less volume than US markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be

6

higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation, (in which case an Underlying Fund could lose its entire investment in a certain market), limitations on the removal of monies or other assets of an Underlying Fund, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgement in a court outside the United States.

Some of the risks described above may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Investments in foreign securities will usually be denominated in foreign currencies, and an Underlying Fund may temporarily hold cash in foreign currencies. Certain Underlying Funds may invest a substantial portion of their total assets in US dollar-denominated securities of foreign issuers, including foreign corporations, governments or their agencies or instrumentalities. The value of an Underlying Fund’s investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the US dollar, changes in foreign currency and US dollar exchange rates and exchange control regulations. The Underlying Fund may incur costs in connection with conversions between various currencies. An Underlying Fund’s net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities and the resulting amount, if any, to be distributed to shareholders by the Underlying Fund. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

Other Investment Companies. Certain Underlying Funds may invest in securities issued by other investment companies. Such investments are subject to the limitations on investments in other investment companies imposed by the 1940 Act, which generally prohibits an Underlying Fund from holding more than 3% of the outstanding voting securities of another investment company, and from investing more than 5% of its total assets in any one investment company, or more than 10% of its total assets in other investment companies overall. An Underlying Fund’s investments in other investment companies may include investment in exchange-traded funds (“ETFs”) if appropriate investment opportunities arise. ETFs are registered funds that trade on a stock exchange or otherwise traded in the over-the-counter market and generally seek to track the performance of a specified securities index or a basket of securities. Securities traded in the over-the-counter market present additional risks, such as counterparty and liquidity risks.

If an Underlying Fund invests in other investment companies, shareholders of the Funds would bear not only the expenses of the Fund and the Underlying Fund (including operating expenses and advisory fees), but also similar expenses of the other investment companies, and the Funds’ returns will therefore be lower. To the extent that an Underlying Fund invests in ETFs, such Underlying Fund is exposed to the risks associated with the underlying investments of the ETFs and the Underlying Fund’s performance, and the Funds’ performance, may be negatively affected if the value of those underlying investments declines.

7

Depositary Receipts. Depositary Receipts are instruments generally issued by domestic banks or trust companies that represent the deposits of a security of a foreign issuer. American Depositary Receipts (“ADRs”), which are traded in dollars on US exchanges or over-the-counter, are issued by domestic banks and evidence ownership of securities issued by foreign corporations. European Depositary Receipts (“EDRs”) are typically traded in Europe. Global Depositary Receipts (“GDRs”) are typically traded in both Europe and the United States. Depositary Receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities trade in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the US, and therefore, the import of such information may not be reflected in the market value of such instruments.

IIliquid Securities. Certain Underlying Funds may invest in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933, as amended (“1933 Act”)) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act, and an Underlying Fund’s board of directors or trustees may adopt procedures pursuant to which the Manager may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to an Underlying Fund’s limitation on illiquid securities. Should the board of directors/trustees or the Manager (as the case may be) make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in an Underlying Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Money Market Instruments. Each of the Underlying Funds, other than Seligman Cash Management Fund, which intends to invest primarily in the money market instruments described below, and Seligman U.S. Government Securities Fund, which intends to invest substantially all of its assets in US Government obligations, may invest a portion of their assets in the following money market instruments:

US Government Obligations. US Government obligations are obligations issued or guaranteed as to both principal and interest by the US Government or backed by the full faith and credit of the US, such as US Treasury Bills, securities issued or guaranteed by a US Government agency or instrumentality, and securities supported by the right of the issuer to borrow from the US Treasury.

Bank Obligations. Bank obligations include US dollar-denominated certificates of deposit, banker’s acceptances, fixed time deposits and commercial paper of domestic banks, including their branches located outside the US, and of domestic branches of foreign banks. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Commercial Paper and Short-Term Corporate Debt Securities. Commercial paper and short-term debt securities include short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest US bank holding companies in terms of assets.

Mortgage-Related Securities.

Mortgage Pass-Through Securities. Each Underlying Fund may invest in mortgage pass-through securities. Mortgage pass-through securities include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, and commercial banks. Such securities provide a “pass-through” of monthly payments of interest and principal made by the borrowers on their residential mortgage loans (net of any fees paid to the issuer or guarantor of such securities). Although the residential mortgages underlying a pool may have maturities of up to 30 years, a pool’s effective maturity may be reduced by prepayments of principal on the underlying mortgage obligations. Factors affecting mortgage prepayments include, among other things, the level of interest rates, general economic and social conditions and the location and age of the mortgages. High interest rate mortgages are more likely to be prepaid than lower-rate mortgages; consequently, the effective maturities of mortgage-related obligations that pass-through payments of higher-rate mortgages are likely to be

8

shorter than those of obligations that pass-through payments of lower-rate mortgages. If such prepayment of mortgage-related securities in which an Underlying Fund invests occurs, the Underlying Fund may have to invest the proceeds in securities with lower yields.

The Government National Mortgage Association (“GNMA”) is a US Government corporation within the Department of Housing and Urban Development, authorized to guarantee, with the full faith and credit of the US Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed residential mortgages. These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments. Other government-related issuers of mortgage-related securities include the Federal National Mortgage Association (“FNMA”), a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development but owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the US Government created for the purpose of increasing the availability of mortgage credit for residential housing that is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (“PCs”), which represent interests in mortgages from FHLMC’s national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US Government. Pass-through securities issued by FNMA are backed by residential mortgages purchased from a list of approved seller/servicers and are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through securities based on pools of conventional residential mortgage loans. Securities created by such non-governmental issuers may offer a higher rate of interest than government-related securities; however, timely payment of interest and principal may or may not be supported by insurance or guarantee arrangements, and there can be no assurance that the private issuers can meet their obligations.

Collateralized Mortgage Obligations. Certain Underlying Funds may invest in Collateralized Mortgage Obligations (“CMOs”), which may include certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (“REMICs”). CMOs are fixed-income securities collateralized by pooled mortgages and separated into short-, medium-, and long-term positions (called tranches). Tranches pay different rates of interest depending upon their maturity. CMOs may be collateralized by (a) pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veteran’s Affairs, (c) unsecuritized conventional Mortgages, (d) other mortgage related securities or (e) any combination thereof.

Each tranche of a CMO is issued at a specific coupon rate and has a stated maturity. As the payments on the underlying mortgage loans are collected, the CMO issuer generally pays the coupon rate of interest to the holders of each tranche. In a common structure referred to as a “Pay” CMO, all scheduled and unscheduled principal payments generated by the collateral, as loans are repaid or prepaid, go initially to investors in the first tranches. Investors in later tranches do not start receiving principal payments until the prior tranches are paid in full. Sometimes, CMOs are structured so that the prepayment and/or market risks are transferred from one tranche to another.

Most CMOs are issued by Federal agencies. However, the only CMOs backed by the full faith and credit of the US Government are CMOs collateralized by pass-through securities guaranteed by GNMA. All CMOs are subject to reinvestment risk; that is, as prepayments on the underlying pool of mortgages increase, the maturity of the tranches in the CMO will decrease. As a result, an Underlying Fund may have to invest the proceeds that were invested in such CMOs in securities with lower yields. Factors affecting reinvestment risk include the level of interest rates, general economic and social conditions and the location and age of the mortgages.

Stripped Mortgage-Backed Securities. Certain Underlying Funds may invest in stripped mortgage-backed securities, which are generally structured in two classes that receive different portions of interest and principal payments on the underlying collateral or, in some cases, receive only the interest portion of the cash flow (“interest only” securities or “IOs”) or only the principal portion (“principal only” securities or “POs”). The cash flows and yields on IO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity and market value of IOs. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may experience the loss of interest income, an adverse impact on

9

the value of the IO and failure to recoup all or a portion of its initial purchase price, even though the IO may be rated in the highest category for investment grade fixed-income securities. POs are subject to the risk of slower than anticipated principal payments, which would have the economic effect of lengthening the maturity of these instruments and thereby reducing their return relative to comparable fixed-income securities. Stripped mortgage-backed securities may be illiquid because they lack an established secondary trading market.

Repurchase Agreements. Each Underlying Fund may hold cash or cash equivalents and may enter into repurchase agreements with respect to securities; normally repurchase agreements relate to money market obligations backed by the full faith and credit of the US Government. Repurchase agreements are transactions in which an investor (e.g., an Underlying Fund) purchases a security from a bank, recognized securities dealer, or other financial institution and simultaneously commits to resell that security to such institution at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement thus involves the obligation of the bank or securities dealer to pay the agreed-upon price on the date agreed to, which obligation is in effect secured by the value of the underlying security held by the Underlying Fund. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest. Although repurchase agreements carry certain risks not associated with direct investments in securities, each Underlying Fund intends to enter into repurchase agreements only with financial institutions believed to present minimum credit risks in accordance with guidelines established by the Manager of each Underlying Fund. The creditworthiness of such institutions will be reviewed and monitored under the general supervision of the Board of Directors. An Underlying Fund will invest only in repurchase agreements collateralized in an amount at least equal at all times to the purchase price plus accrued interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods.

When-Issued and Forward Commitment Securities. Certain Underlying Funds may purchase securities on a when-issued or forward commitment basis. Settlement of such securities transactions (i.e., delivery of securities and payment of purchase price) normally takes place within 45 days after the date of the commitment to purchase.

At the time an Underlying Fund enters into such a commitment, both payment and interest terms will be established prior to settlement; there is a risk that prevailing interest rates on the settlement date will be greater than the interest rate terms established at the time the commitment was entered into. When-issued and forward commitment securities are subject to changes in market value prior to settlement based upon changes, real or anticipated, in the level of interest rates or creditworthiness of the issuer. If an Underlying Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or forward commitment basis, the market value of that Underlying Fund’s assets may fluctuate more than otherwise would be the case. For this reason, when investing in when-issued or forward commitment securities, cash and/or liquid securities equal to the amount of each Underlying Fund’s when-issued or forward commitment obligations will be segregated at the Underlying Fund’s custodian, and marked to market daily, with additional cash and/or liquid securities added when necessary. When the time comes to pay for when-issued or forward commitment securities, an Underlying Fund will meet its respective obligations from then available cash flow, the sale of securities (those segregated or otherwise), or, although an Underlying Fund would not normally expect to do so, from the sale of the when-issued or forward commitment securities themselves (which may have a value greater or less than an Underlying Fund’s payment obligations). Sale of securities to meet when-issued and forward commitment obligations carries with it a greater potential for the realization of capital gain or loss.

Short Sales. Each of Seligman Emerging Markets Fund, Seligman Global Smaller Companies Fund and Seligman International Growth Fund (collectively, the “Global Funds”) may sell securities short “against the box.” A short sale “against-the-box” is a short sale in which the Underlying Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short. To effect a short sale, the Underlying Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Underlying Fund will be obligated to replace the borrowed security. The Underlying Fund will realize a gain if the borrowed security declines in price between the date of the short sale and the date on which the Underlying Fund replaces the security. The Underlying Fund will incur a loss if the price of the borrowed security increases between those dates. Additionally, the Underlying Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box. Short selling involves a risk of losses to the Underlying Fund and may exaggerate the volatility of the Underlying Fund’s investment portfolio.

Lending of Portfolio Securities. Each of the Underlying Funds may lend portfolio securities to broker/dealers, banks or other institutional borrowers, provided that securities loaned by each of the Underlying Funds may not

10

exceed 33  1/3% of each Underlying Fund’s total assets taken at market value. The Underlying Funds will not lend portfolio securities to any institutions affiliated with the Underlying Fund. The borrower must maintain with the Underlying Fund’s custodian bank cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Underlying Fund an amount equal to any dividends or interest paid on the securities. The lending Underlying Fund may invest the collateral and earn additional income or receive an agreed-upon amount of interest income from the borrower. Loans made by the Underlying Funds will generally be short-term. Loans are subject to termination at the option of the lending Underlying Fund or the borrower. The lending Underlying Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The lending Underlying Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The lending of portfolio securities may involve certain risks such as: (1) an increase in the market value of the borrowed securities without a corresponding increase in the value of the posted collateral might result in an imbalance in value between the borrowed securities and the collateral; (2) in the event the borrower sought protection under the Federal bankruptcy laws, repayment of the borrowed securities to an Underlying Fund might be delayed; and (3) the borrower might refuse to repay the borrowed securities. The Underlying Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the lending Underlying Fund is insufficient to replace the loaned securities. Each Underlying Fund may lend portfolio securities to the extent that the Manager deems appropriate in seeking to achieve an Underlying Fund’s investment objective and with only a prudent degree of risk.

Seligman Cash Management Fund will not lend more than 25% of the value of its total assets, and it is not intended that payments received on account of interest paid on securities loaned will exceed 10% of the annual gross income of this Underlying Fund without offset for realized short-term capital losses, if any. This Underlying Fund has not loaned any portfolio securities to date.

Borrowing. Each Underlying Fund, other than Seligman Cash Management Fund, from time to time may borrow money to increase its portfolio of securities or for other purposes. Under the Investment Company Act of 1940 (the “1940 Act”), each of these Underlying Funds is generally permitted to borrow from banks in amounts not exceeding one-third of the value of its total assets, less liabilities other than such borrowings. With respect to each of these Underlying Funds other than Seligman Capital Fund, Seligman Communications and Information Fund, Seligman High-Yield Fund, Seligman Core Fixed Income Fund, Seligman LaSalle Monthly Dividend Real Estate Fund, Seligman LaSalle Global Real Estate Fund, and Seligman U.S. Government Securities Fund, the Board of Directors/Trustees of such Underlying Funds has adopted a non-fundamental restriction under which such Underlying Fund may not borrow more than 15% of its total assets. Borrowings may be secured by a mortgage or pledge of a Fund’s assets.

Seligman Cash Management Fund may borrow money only from banks for temporary purposes in an amount not to exceed 5% of the value of its total assets.

Each of Seligman LaSalle Monthly Dividend Real Estate Fund and Seligman LaSalle Global Real Estate Fund may borrow money as provided under the 1940 Act. However, each does not intend to borrow money except that these Underlying Funds may borrow up to 5% of their respective total assets for temporary purposes.

Seligman Core Fixed Income Fund may borrow from banks in an amount not to exceed 33 1/3 of the value of its total assets. The Underlying Fund may borrow up to an additional 5% of its total assets for temporary purposes.

Any gain in the value of securities purchased with money borrowed in excess of the cost of amounts borrowed would cause the net asset value of an Underlying Fund’s shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased with money borrowed or any gain in value less than the cost of amounts borrowed would cause net asset values to decline more than would otherwise be the case.

Except as otherwise specifically noted above, the investment strategies of each Underlying Fund are not fundamental and an Underlying Fund, with the approval of its Board of Directors, may change such strategies without the vote of a majority of the Underlying Fund’s outstanding voting securities.

Additional Risks – Related to Investments in Real Estate Companies

Real property investments are subject to varying types and degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws (e.g., Americans with Disabilities Act and tax laws), quality of management, interest rate levels and the availability of financing.

11

If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a real estate company to make payments of any interest and principal on its debt securities, and its ability to pay dividends, will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. Real estate companies are also subject to heavy cash flow dependency.

The performance of the economy in each of the regions in which the real estate owned by a real estate company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.

In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company may also have joint venture investments in certain of its properties, and consequently its ability to control decisions relating to such properties may be limited.

As discussed below, real property investments are also subject to risks that are specific to the investment sector or type of property in which the real estate companies are investing.

Retail Properties. Retail properties are affected by the overall health of the economy. A retail property may be adversely affected by the growth of alternative forms of retailing (for example, catalog or on-line shopping), bankruptcy, decline in drawing power, a shift in consumer demand due to demographic changes and/or changes in consumer preference (for example, to discount retailers), spending patterns and other trends in the retail industry. A retail property may also be adversely affected if an anchor or significant tenant ceases operation at such location, voluntarily or otherwise. Certain tenants at retail properties may be entitled to terminate their leases if an anchor tenant ceases operations at such property. Retail properties in general may suffer from declines in consumer spending, which may result from economic downturns or changes in consumer habits. Changes in market rental rates, competitive market forces, the inability to collect rent due to bankruptcy or insolvency of tenants or otherwise and changes in market rates of interest could also have an adverse effect on retail properties.

Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by the bankruptcy of those tenants. In some cases, a tenant may have a significant number of leases in one community center and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Office and Industrial Properties. Office and industrial properties generally require their owners to expend significant amounts for general capital improvements, tenant maintenance and improvements and costs of reletting space. Increases in real estate construction costs, insurance premiums and interest rates could adversely affect office and industrial properties. Industrial properties are also subject to tenant defaults and bankruptcies that could affect their collection of outstanding receivables. In addition, office and industrial properties that are not equipped to accommodate the needs of modern businesses may become functionally obsolete and thus non-competitive. Office and industrial properties may also be adversely affected if there is an economic decline in the businesses operated by their tenants or in the economy as a whole. The risk of such an adverse effect is increased if the property revenue is dependent on a single tenant or if there is a significant concentration of tenants in a particular business or industry.

Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures to keep necessary furniture, fixtures and equipment updated, competition from other hotels, increases in operating costs (which increases may not necessarily be offset in the future by increased room rates), dependence on business and commercial travelers and tourism (which may be affected by terrorist activities), increases in fuel costs and other expenses of travel, changes to regulations of operating, liquor and other licenses,

12

and adverse effects of general and local economic conditions. Because hotel rooms are generally rented for short periods of time, hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties. Also, hotels may be operated pursuant to franchise, management and lease agreements that may be terminable by the franchiser, the manager or the lessee. Hotel properties may be adversely affected if there is an economic decline in the business of the franchiser, the manager or the lessee. On the other hand, it may be difficult to terminate an ineffective operator of a hotel property after a foreclosure of the property. Hotel properties may also be adversely affected by the bankruptcy or insolvency of their tenants.

HealthCare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including: (1) federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations; (2) continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); (3) competition in terms of appearance, reputation, quality and cost of care with similar properties on a local and regional basis; (4) deterioration, including bankruptcy, of tenants; (5) occupancy rates; and (6) the general distress of the healthcare industry.

These governmental laws and regulations are subject to frequent and substantial changes resulting from legislation, adoption of rules and regulations, and administrative and judicial interpretations of existing law. Changes may also be applied retroactively and the timing of such changes cannot be predicted. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursement. In addition, in the event that a tenant is in default on its lease, a new operator or purchaser at a foreclosure sale will have to apply for all relevant licenses if such new operator does not already hold such licenses. There can be no assurance that such new licenses could be obtained, and, consequently, there can be no assurance that any healthcare property subject to foreclosure will be disposed of in a timely manner.

Multifamily/Residential Properties. The value and successful operation of a multifamily and residential property may be affected by a number of factors, such as changes in the national, regional and local economic climate, the location of the property, the ability of management to provide adequate maintenance and insurance, types of services provided by the property, the level of mortgage rates, presence of competing properties, the relocation of tenants to new projects with better amenities, adverse economic conditions in the locale, the amount of rent charged, oversupply of units due to new construction or a reduction in the demand for multifamily living and tenant competition. In addition, multifamily and residential properties may be subject to rent control laws or other laws affecting such properties, which could impact the future cash flows of such properties.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns, and adverse effects of general and local economic conditions in general and with respect to rental rates and occupancy levels.

Other factors may contribute to the level of risk of real estate investments.

Insurance Issues. Certain real estate companies may have disclosed in connection with the issuance of their securities that they carry comprehensive liability, fire, flood, extended coverage and rental loss insurance with policy specifications, limits and deductibles customarily carried for similar properties. However, such insurance is not uniform among real estate companies. Moreover, there are certain types of extraordinary losses that may be uninsurable or not economically insurable. Substantial increases in certain insurance premiums since the terrorist attacks of September 11, 2001 may cause some real estate companies to reduce their coverage. Certain of the properties may be located in areas that are subject to earthquake activity for which insurance may not be maintained. If a property sustains damage as a result of an earthquake, even if the real estate company maintains earthquake insurance, it may incur substantial losses due to insurance deductibles, co-payments on insured losses or uninsured losses. A massive earthquake or other event could threaten the financial viability of some insurance companies. It may be difficult or impossible to find commercial insurance against certain types of losses, such as those stemming from floods or mold damage. If any type of uninsured loss occurs, the real estate company could lose its investment in, and anticipated profits and cash flows from, a number of properties, which would adversely impact the investment performance of the funds of Seligman LaSalle Real Estate Fund Series, Inc.

Financial Leverage. Real estate companies, including REITs, may be highly leveraged, and financial covenants may affect the ability of those companies to operate effectively. Real estate companies are subject to risks normally associated with debt financing. If the principal payments of a real estate company’s debt cannot be refinanced, extended or paid with proceeds from other capital transactions, such as new equity capital, the real estate company’s cash flow may not be sufficient to repay all maturing debt outstanding.

13

In addition, a real estate company’s obligation to comply with covenants contained in agreements with its lenders, such as debt-to-asset ratios and secured debt-to-total asset ratios, and other contractual obligations may restrict the real estate company’s range of operating activity. A real estate company may therefore be limited from incurring additional indebtedness, selling its assets and engaging in mergers or making acquisitions that may be beneficial to the operation of the real estate company.

Environmental Risks. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate company may be considered an owner or operator of such properties or as having arranged for the disposal or treatment of hazardous or toxic substances and, therefore, may be potentially liable for removal or remediation costs, as well as governmental fines and liabilities for injuries to persons and property and other costs. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such real estate company, and, as a result, the amount available to make distributions on its shares could be reduced.

Terrorism. Terrorist attacks may adversely affect or even destroy completely the value of individual properties or wide areas. Economic disruption or recession stemming from such attacks can reduce the value of real property of all kinds. Such attacks can also disrupt business and tourism, either in a particular city or in the nation as a whole, which can adversely affect the value of properties in particular industries, e.g., hotels and retail establishments. Higher insurance costs may adversely affect real estate companies, and certain real estate companies may be unable to obtain certain kinds of insurance.

Fund Policies

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. Each Fund’s policies cannot be changed except by vote of a majority of its outstanding voting securities. Under these policies, each Fund may not:

•	Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act, as amended and supplemented;

•	Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the US Government and its agencies and instrumentalities);

•	Make investments for the purpose of exercising control or management;

•

Purchase or sell real estate, except that a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

•

Make loans, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time; and except that a Fund may lend cash to any other mutual fund (or series thereof) in the Seligman Group to the extent permitted by any order that may be obtained from the Securities and Exchange Commission (the “SEC”) relating to borrowing and lending among mutual funds in the Seligman Group;

•	Issue senior securities to the extent such issuance would violate applicable law;

•

Borrow money, except that a Fund may (i) borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) borrow up to an additional 5% of its total assets for temporary purposes (iii) obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) purchase securities on margin to the extent permitted by applicable law and (v) borrow cash from any other mutual fund (or series thereof) in the Seligman Group to the extent permitted by any order that may be obtained from the SEC relating to borrowing and lending among mutual funds in the Seligman Group. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

14

•	Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the 1933 Act in selling portfolio securities;

•

Purchase or sell commodities or contracts on commodities, except to the extent a Fund may do so in accordance with applicable law and the Prospectus and this Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

For a description of the fundamental investment restrictions of the Underlying Funds, please see “Fund Policies” in each Underlying Fund’s Statement of Additional Information, which are incorporated herein by reference and are available free of charge by telephoning 1-800-221-2450.

Each Fund may not change its investment objective without shareholder approval.

Under the Investment Company Act of 1940, as amended (“1940 Act”), a “vote of a majority of the outstanding voting securities” of a Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders’ meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In an attempt to respond to adverse market, economic, political, or other conditions, each Fund may invest up to 100% of its assets either directly (or through the Seligman Cash Management Fund or the Seligman U.S. Government Securities Fund) in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers’ acceptances, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Each Fund’s investments in foreign cash equivalents will be limited to those that, in the opinion of the Manager, equate generally to the standards established for US cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Portfolio Turnover

Each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities (i.e., the Underlying Funds and individual US Government securities) for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration dates at the time of acquisition were one year or less are excluded from the calculation.

The portfolio turnover rates for the Asset Allocation Aggressive Growth Fund for the years ended December 31, 2007 and 2006 were 6.33% and 1.27%, respectively. The portfolio turnover rates for the Asset Allocation Growth Fund for the years ended December 31, 2007 and 2006 were 17.87% and 5.63%, respectively. The portfolio turnover rates for the Asset Allocation Moderate Growth Fund for the years ended December 31, 2007 and 2006 were 20.42% and 6.55%, respectively. The portfolio turnover rates for the Asset Allocation Balanced Fund for the years ended December 31, 2007 and 2006 were 19.98% and 10.82%, respectively.

Each Fund’s portfolio turnover rate is not expected to exceed 100% annually. Because the Manager expects to reallocate each Fund’s assets among the Underlying Funds, US Government securities and short-term debt instruments on a semi-annual basis (if a Fund’s allocation with respect to a particular Underlying Fund is outside the allocation range for such Underlying Fund on the semi-annual reallocation date), the portfolio turnover rates for the Funds may be high in comparison to other mutual funds. In addition, the Funds indirectly bear the expenses associated with portfolio turnover of the Underlying Funds, a number of which have fairly high portfolio turnover rates (i.e., in excess of 100%). High portfolio turnover involves correspondingly greater expenses to an Underlying Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Shareholders in the Funds may also bear expenses directly or indirectly through sales of securities held by the Funds and the Underlying Funds which result in realization of ordinary income or taxable gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

15

Disclosure of Portfolio Holdings

The Funds’ full portfolio holdings, as well as portfolio weightings, are published quarterly, generally no earlier than 15 calendar days after the end of each calendar quarter on the website of the Funds’ distributor, Seligman Advisors, Inc. (“Seligman Advisors”) (www.seligman.com). In addition, the Funds’ top 10 holdings and the aggregate weighting of the top 10 holdings are published monthly, generally no sooner than 5 business days after the end of each month. Seligman employees may freely distribute the Funds’ portfolio holdings information described above to third parties the day after such information appears on Seligman Advisors’ website. The foregoing monthly and quarterly information will remain available on Seligman Advisors’ website for at least 5 months from the end of the period shown.

In accordance with the policies and procedures approved by the Series’ Board of Directors, the Funds’ portfolio holdings may be disclosed to certain parties prior to its public release if the disclosure is intended for research or other legitimate business purposes and the recipient is subject to a duty of confidentiality. Disclosures of portfolio holdings for such purposes (which may be on-going) are considered on a case-by-case basis, and the Funds’ procedures require the prior written approval of the Chief Investment Officer of Seligman (or its designee) and the Series’ Chief Compliance Officer (“CCO”) with respect to disclosures intended for research purposes and the President of Seligman or Seligman Advisors (or their respective designees) and the Series’ CCO with respect to disclosures intended for other legitimate business purposes. In connection with the CCO’s review and approval, the CCO considers whether such disclosure is in the best interests of Fund shareholders. If prior approval is granted, the recipient must enter into a written agreement prior to the release of the Funds’ portfolio holdings information that includes, among other things, a requirement that the holdings be kept confidential and places limits on the use of the information for trading purposes. The CCO, who reports directly to the Series’ Board of Directors regarding compliance with the Funds’ policies, and Seligman’s Chief Compliance Officer monitor compliance with this policy.

In addition, the Funds’ policies expressly permit Seligman’s employees to release the Funds’ holdings information without a confidentiality agreement as necessary to facilitate the execution of securities transactions or to respond to questions about Seligman’s views on individual securities or whether the Funds own or do not own a particular security; provided, that individual securities weightings will not be disclosed unless such weightings are otherwise provided in the quarterly disclosure noted above. Portfolio managers (or their designees) may also disclose certain information about individual securities or information about a particular investment style on an occasional basis to third parties for research purposes, provided that the information does not include the name of the Funds or the weightings of particular securities unless otherwise provided in the quarterly disclosure noted above. The Funds also permit its auditors to have access to the Funds’ portfolio holdings as necessary in connection with their auditing services.

Currently, Seligman has no arrangements to disclose the Funds’ portfolio holdings; however, Seligman has entered into ongoing arrangements to disclose the Underlying Funds’ portfolio holdings prior to the public disclosure of such information, as described in the Statements of Additional Information of the Underlying Funds.

The disclosures in respect of the Underlying Funds have been approved, as applicable, by the President of Seligman or Seligman Advisors, Seligman’s Chief Investment Officer and/or the Underlying Funds’ CCO and are made pursuant to the terms of confidentiality agreements or provisions that prohibit the disclosure and restrict the use of the holdings information. No compensation is received by any party in consideration of the disclosure of the Underlying Funds’ portfolio holdings pursuant to these arrangements.

16

Management of the Series

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Series.

Management Information

Information with respect to Directors and officers of the Series is shown below. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, New York 10017.

Name, (Age), Position(s) With Series	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years, Directorships and Other Information	Number of Portfolios in Fund Complex Overseen by Director
INDEPENDENT DIRECTORS

Maureen Fonseca (52)**** Director	July 2007 to Date	Head of School, The Masters School (educational training); Director or Trustee of each of the investment companies of the Seligman Group of Funds**; Trustee, New York State Association of Independent Schools and Greens Farms Academy (educational training); and Commissioner, Middle States Association (educational training).	59

John R. Galvin (78) Director	1999 to Date	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds**; and Chairman Emeritus, American Council on Germany. Formerly, Director, Raytheon Co. (defense and commercial electronics); Governor of the Center for Creative Leadership; and Trustee, Institute for Defense Analyses. From February 1995 until June 1997, Director, USLIFE Corporation (life insurance). From June 1987 to June 1992, Supreme Allied Commander, NATO, and Commander-in-Chief, United States European Command.	59

John F. Maher (64) Director	December 2006 to Date	Retired President and Chief Executive Officer, and former Director, Great Western Financial Corporation (bank holding company) and its principal subsidiary, Great Western Bank (a federal savings bank). Director or Trustee of each of the investment companies of the Seligman Group of Funds**. From 1989 to 1999, Director, Baker Hughes (energy products and services).	59

Frank A. McPherson (75) Director	1999 to Date	Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds**; and Director, DCP Midstream GP, LLP (natural gas processing and transporting), Integris Health (owner of various hospitals), Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum and Oklahoma City Museum of Art. Formerly, Director, ConocoPhillips (integrated international oil corporation), Kimberly-Clark Corporation (consumer products), Oklahoma Chapter of the Nature Conservancy, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation, Oklahoma City Chamber of Commerce and BOK Financial (bank holding company). From 1990 until 1994, Director, the Federal Reserve System’s Kansas City Reserve Bank.	59

Betsy S. Michel (65) Director	1999 to Date	Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds**; and Trustee, The Geraldine R. Dodge Foundation (charitable foundation) and Drew University (Madison, NJ). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI) and Trustee, World Learning, Inc. (international educational training) and Council of New Jersey Grantmakers.	59

17

Name, (Age), Position(s) With Series	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years, Directorships and Other Information	Number of Portfolios in Fund Complex Overseen by Director
INDEPENDENT DIRECTORS

Leroy C. Richie (66) Director	2000 to Date	Counsel, Lewis & Munday, P.C. (law firm); Director or Trustee of each of the investment companies of the Seligman Group of Funds**; Director, Vibration Control Technologies, LLC (auto vibration technology); Lead Outside Director, Digital Ally, Inc. (digital imaging) and Infinity, Inc. (oil and gas exploration and production); Director, OGE Energy Corp. (energy and energy services provider offering physical delivery and related services for both electricity and natural gas); Director and Chairman, Highland Park Michigan Economic Development Corp; and Chairman, Detroit Public Schools Foundation. Formerly, Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director, Kerr-McGee Corporation (diversified energy and chemical company); Trustee, New York University Law Center Foundation; and Vice Chairman, Detroit Medical Center and Detroit Economic Growth Corp. From 1990 until 1997, Vice President and General Counsel., Automotive Legal Affairs, Chrysler Corporation.	59

Robert L. Shafer (75) Director	1999 to Date	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations; and Director or Trustee of each of the investment companies of the Seligman Group of Funds**. Formerly, from May 1987 until June 1997, Director, USLIFE Corporation (life insurance) and from December 1973 until January 1996, Vice President, Pfizer Inc. (pharmaceuticals).	59

James N. Whitson (73) Director	1999 to Date	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds**; and Director, CommScope, Inc. (manufacturer of telecommunications equipment). Formerly, Director and Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable television networks).	59

INTERESTED DIRECTORS AND PRINCIPAL OFFICERS

William C. Morris*** (70) Director and Chairman of the Board	1999 to Date	Chairman and Director, J. & W. Seligman & Co. Incorporated; Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds**; Chairman and Director, Seligman Advisors, Inc., Seligman Services, Inc. and Carbo Ceramics Inc. (manufacturer of ceramic proppants for oil and gas industry); Director, Seligman Data Corp.; and President and Chief Executive Officer, The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company); and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.	59

Brian T. Zino*** (55) Director, Chief Executive Officer and President	Dir.: 1999 to Date Pres: 1995 to Date CEO: 2002 to Date	Director and President, J. & W. Seligman & Co. Incorporated; President, Chief Executive Officer and Director or Trustee of each of the investment companies of the Seligman Group of Funds**; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; Chairman, Seligman Data Corp.; and a member of the Board of Governors of the Investment Company Institute. Formerly, Director and Chairman, ICI Mutual Insurance Company.	59

Charles W. Kadlec (62) Vice President and Portfolio Manager	1999 to Date	In addition to his duties with the Series, he is also Managing Director and Director, J. & W. Seligman & Co. Incorporated, and President and Director of Seligman Advisors, Inc. and Seligman Services, Inc. Mr. Kadlec is Vice President and Co-Portfolio Manager of Seligman TargetHorizon ETF Portfolios, Inc. Mr. Kadlec is also the architect of several investment strategies, chief among them Seligman Time Horizon Matrix®, which is based on an investor’s time horizon to reaching goals, and Harvesting a Lifetime of Savings, a strategy addressing the unique concerns facing retirees.	N/A

18

Name, (Age), Position(s) With Series	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years, Directorships and Other Information	Number of Portfolios in Fund Complex Overseen by Director
PRINCIPAL OFFICERS

Thomas G. Rose (50) Vice President	2000 to Date	Managing Director, Chief Financial Officer and Treasurer, J. & W. Seligman & Co. Incorporated; Senior Vice President, Finance, Seligman Advisors, Inc. and Seligman Data Corp.; and Vice President of each of the investment companies of the Seligman Group of Funds**, Seligman Services, Inc. and Seligman International, Inc.	N/A

Eleanor T.M. Hoagland (56) Vice President and Chief Compliance Officer	2004 to Date	Managing Director, J. & W. Seligman & Co. Incorporated; and Vice President and Chief Compliance Officer for each of the investment companies of the Seligman Group of Funds**.	N/A

Lawrence P. Vogel (51) Vice President and Treasurer	V.P.: 1999 to Date Treas.: 2000 to Date	Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds**; and Treasurer, Seligman Data Corp.	N/A

Frank J. Nasta (43) Secretary	1999 to Date

Director, Managing Director, General Counsel and Corporate Secretary,

J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds**; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.; and Corporate Secretary, Seligman International, Inc. and Seligman Data Corp.

N/A

*	Each Director serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation or removal. Each officer is elected annually by the Board.
**	The Seligman Group of Funds currently consists of twenty-two registered investment companies, including the Series.
***	Mr. Morris and Mr. Zino are considered “interested persons” of the Series, as defined in the 1940 Act, by virtue of their positions with Seligman and its affiliates.
****	Dr. Fonseca became a member of the Board of Directors on July 19, 2007.

The standing committees of the Board include the Board Operations Committee, Audit Committee and Director Nominating Committee. These Committees are comprised solely of Directors who are not “interested” persons of the Funds as that term is defined in the 1940 Act. The duties of these Committees are described below.

Board Operations Committee. This Committee has authority generally to direct the operations of the Board, including the nomination of members of other Board Committees and the selection of legal counsel for the Series. The Committee met six times during the year ended December 31, 2007. Members of the Committee are Messrs. McPherson (Chairman), Galvin, Maher, Richie, Shafer and Whitson, and Mses. Fonseca and Michel. In his capacity as Chairman of the Board Operations Committee, Mr. McPherson performs duties similar to those of a “lead independent director,” as he chairs meetings of the independent Directors, and acts as a point of contact between the independent Directors and the Manager between board meetings in respect of general matters.

Audit Committee. This Committee recommends an independent registered public accounting firm for selection as auditors by the Board annually. In addition, the Committee assists the Board in its oversight of the Series’ financial reporting process and operates pursuant to a written charter. The Committee met twice during the year ended December 31, 2007. Members of the Committee are Messrs. Whitson (Chairman), Galvin, Maher, and Richie.

Director Nominating Committee. This Committee selects and nominates persons for election as Directors by the Board. In addition, if a shareholder meeting is held where Directors are to be elected, the Committee will select and nominate persons for election as Directors at such shareholder meeting. The Committee may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Series occurs and if, based on the Board’s then current size, composition and structure, the Committee determines that the vacancy should be filled.

A shareholder or group of shareholders (referred to in either case as a “Nominating Shareholder”) that, individually or as a group, has beneficially owned at least $10,000 of the Series’ shares for at least one year prior to the date the Nominating Shareholder submits a candidate for nomination as a director may submit one candidate to the

19

Nominating Committee for consideration at a special meeting or other meeting of shareholders at which directors will be elected. Nominations will not be considered except in connection with such meetings of shareholders. To be timely for consideration by the Nominating Committee, the submission, including all required information, must be submitted in writing via first class mail to the attention of the Secretary of the Series at 100 Park Avenue, New York, NY 10017 and received at such time as may be determined by the Series’ Board of Directors in its reasonable discretion. The Nominating Committee will consider only one candidate submitted by a Nominating Shareholder for nomination for election. The Nominating Committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The Nominating Committee will consider and evaluate candidates submitted by the Nominating Shareholder on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria may include the candidate’s relevant knowledge, experience and expertise, the candidate’s ability to carry out his or her duties in the best interests of the Series and the candidate’s ability to qualify as a disinterested director. The charter for the Nominating Committee, which provides a detailed description of the criteria used by the Nominating Committee as well as information required to be provided by shareholders submitting candidates for consideration by the Nominating Committee, may be obtained by writing to the Secretary of the Series at the address above.

The Committee met twice during the year ended December 31, 2007. Members of the Committee are Messrs. Shafer (Chairman) and McPherson, and Ms. Michel.

Beneficial Ownership of Shares

As of December 31, 2007, the Directors beneficially owned shares in the Series and the Seligman Group of Funds as follows:

Name	Dollar Range of Series Shares Owned By Director	Aggregate Dollar Range of Shares Owned by Director in the Seligman Group of Funds
INDEPENDENT DIRECTORS
Maureen Fonseca	None	$1-$10,000
John R. Galvin	None	$50,001-$100,000
John F. Maher	None	Over $100,000
Frank A. McPherson	None	Over $100,000
Betsy S. Michel	None	Over $100,000
Leroy C. Richie	None	Over $100,000
Robert L. Shafer	None	Over $100,000
James N. Whitson	None	Over $100,000

INTERESTED DIRECTORS
William C. Morris	None	Over $100,000
Brian T. Zino	None	Over $100,000

Compensation

Name and Position with Series	Aggregate Compensation from Series (1)	Pension or Retirement Benefits Accrued as Part of Series Expenses	Total Compensation from Series and Fund Complex Paid to Directors (1)(2)
Maureen Fonseca, Director (3)	$1,450	N/A	$43,565
John R. Galvin, Director	698	N/A	106,500
John F. Maher, Director (4)	2,736	N/A	105,000
Frank A. McPherson, Director	752	N/A	106,500
Betsy S. Michel, Director	966	N/A	112,500
Leroy C. Richie, Director	952	N/A	112,500
Robert L. Shafer, Director	966	N/A	112,500
James N. Whitson, Director	698	N/A	106,500

(1)	For the year ended December 31, 2007.
(2)	At December 31, 2007, the Seligman Group of Funds consisted of twenty-three investment companies, including the Series.
(3)	Dr. Fonseca became a member of the Board of Directors on July 19, 2007.
(4)	Mr. Maher is deferring his fees.

No compensation is paid by the Funds to Directors or officers of the Series who are employees of Seligman.

20

The Series adopted a deferred compensation plan under which independent directors may elect to defer receiving their fees. A director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of any of the investment companies advised by the Manager, as designated by the director. The cost of such fees and earnings is included in directors’ fees and expenses, and the accumulated balance thereof is included in other liabilities in each Fund’s financial statements.

Mr. Maher is currently deferring compensation pursuant to the deferred compensation plan. Mr. Maher has accrued deferred compensation (including earnings/losses) in respect of the Series in the amount of $2,966 as of December 31, 2007.

The Series may, but is not obligated to, purchase shares of the other funds in the Seligman Group of Funds to hedge its obligations in connection with the Series’ deferred compensation plan.

Class A shares of the Funds may be issued without a sales charge to present and former directors or trustees (and their family members) of the Funds. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

Code of Ethics

The Manager, Seligman Advisors, and their subsidiaries and affiliates, and the Seligman Group of Funds have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively “Employees”) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the Manager’s Chief Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another’s intention, to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering, unless prior approval has been obtained from the Manager’s Chief Compliance Officer.

The Code of Ethics also prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days either before or after the purchase or sale of the security by a client’s account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from profiting from in short-term trading (a profitable purchase and sale or vice-versa within 60 days) and (3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged to a charitable organization.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through a broker/dealer designated by the Manager. All transactions by Employees in non-exempt securities must be pre-cleared by the Manager’s compliance system. This system is designed to prevent transactions in securities that would conflict with the interests of clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.

A copy of the Code of Ethics is on public file with, and is available upon request from, the SEC. You can access it through the SEC’s Internet site, www.sec.gov.

Proxy Voting Policies

Introduction. On behalf of each Fund, one or more independent third parties under the supervision of Seligman votes the proxies of the securities held in each Fund’s portfolio in accordance with Seligman’s criteria of what is in the best interests of each Fund’s shareholders.

The financial interest of the shareholders is the primary consideration in determining how proxies should be voted. Seligman has a responsibility to analyze proxy issues and to ensure that voting is accomplished in a way consistent with those financial interests. In the case of social and political responsibility issues which do not involve financial considerations, it is not possible to fairly represent the diverse views of the shareholders. As a result, Seligman’s policy generally is to abstain from voting on these issues. Notwithstanding the above, proposals seeking disclosure of certain matters relating to social and political issues may be supported if such disclosure is not deemed to be unduly burdensome.

21

The Proxy Voting Process. In the event that any Fund holds securities other than shares of the Underlying Funds, proxies for such securities held in the portfolios of the Fund will be received, processed and voted by one or more independent third parties under the supervision of Seligman pursuant to the guidelines (the “Guidelines”) established by Seligman’s Proxy Voting Committee (the “Committee”). Proxies for securities held by the Underlying Funds are also voted pursuant to the Guidelines. A description of the Guidelines can be found below.

The Committee was established to set Seligman’s policy and Guidelines, to consider new corporate governance issues as they arise, to assist in determining how Seligman will respond to such issues and to provide oversight of the proxy voting process. The Committee currently consists of Seligman’s Chief Investment Officer (Chair), Seligman’s Chief Financial Officer and Seligman’s General Counsel.

Seligman subscribes to a service offered by an independent third party that provides research on proposals to be acted upon at shareholder meetings and assistance in the tracking, voting and recordkeeping of proxies.

Conflicts of Interests. Seligman’s Chief Compliance Officer maintains a Proxy Watch List, which contains the names of those companies that may present the potential for conflict in the voting process with Seligman, Seligman Advisors or any Seligman affiliate thereof. For example, the Proxy Watch List will include those portfolio companies for which Seligman separately manages assets in private accounts or which are significant distributors of Seligman’s products and services. As described below, proxy voting for these companies will be subject to a higher level of consideration.

Deviations from Guidelines and Special Situations. Seligman recognizes that it may not always be in the best interest of the shareholders of a Fund to vote in accordance with the Guidelines on a particular issue. In such circumstances, Seligman may deviate from the Guidelines. A member of the Committee must approve any deviation from the Guidelines. Furthermore, a majority of the Committee’s members must approve any deviation from the Guidelines for issuers included on the Proxy Watch List.

Similarly, one member of the Committee must approve the voting decision for proposals of a unique nature requiring a case-by-case evaluation. A majority of the Committee must approve the voting decision for such proposals if the issuer is included on the Proxy Watch List. Seligman may consider the views of the management of a portfolio company, as well as the view of Seligman’s investment professionals, when analyzing potential deviations from the Guidelines and proposals requiring a case-by-case evaluation. Proxies with respect to Underlying Funds are voted on a case by case basis.

Guidelines Summary. The Guidelines are briefly described as follows:

1. Seligman votes with the recommendations of a company’s board of directors on general corporate governance issues such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to shareholder meetings.

2. Seligman opposes, and supports the elimination of, anti-takeover proposals, including those relating to classified Boards, supermajority votes, poison pills, issuance of blank check preferred and establishment of classes with disparate voting rights.

3. Seligman abstains from voting on issues relating to social and/or political responsibility, except for matters relating to disclosure issues if not deemed unduly burdensome for the company (e.g., political contributions).

4. Seligman votes for stock option plans, increases in the number of shares under existing stock option plans and other amendments to the terms of such plans; provided that the overall dilution of all active stock option plans does not exceed 10% on a fully diluted basis and are otherwise considered to align the interest of the company with those of shareholders (e.g., all such plans must specifically prohibit repricing).

5. Seligman generally votes with the recommendations of a company’s board of directors on other matters relating to executive compensation, unless considered excessive.

22

6. Seligman will withhold voting for the entire board of directors (or individual directors as the case may be) if: (a) less than 75% of the board is independent; (b) the board has a nominating or compensation committee of which less than 75% of its members are independent; (c) the board has recommended shareholders vote for an anti-takeover device which Seligman votes against; or (d) the board has recommended a matter relating to a stock option plan or stock purchase plan which Seligman votes against.

7. Seligman will vote for proposals relating to the authorization of additional common stock up to 5 times that currently outstanding.

8. Seligman will vote for proposals to effect stock splits.

9. Seligman will vote for proposals authorizing share repurchase programs.

10. Seligman will vote against authorization to transact unidentified business at the meeting.

11. Acquisitions, mergers, reorganizations, reincorporations and other similar transactions will be voted on a case-by-case basis.

12. Proposals to amend a company’s charter or by-laws (other than as identified above) will be voted on a case-by-case basis.

13. Seligman will vote against all proposals where the company did not provide adequate information to make a decision.

14. Seligman abstains from voting shares which have recently been sold or for which information was not received on a timely basis.

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge upon request by calling toll free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov. Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Control Persons and Principal Holders of Securities

Control Persons

As of April 2, 2008, there was no person or persons who controlled the Series, either through a significant ownership of shares or any other means of control.

Principal Holders

As of April 2, 2008, each of the following principal holders owned 5% or more of a Fund’s Class of shares of capital stock then outstanding as follows:

Asset Allocation Aggressive Growth Fund

Name and Address	Class	Percentage of Total Outstanding Shares Held

Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	A	15.17%

Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	B	6.37%

Charles Schwab & Co., Inc, FBO Customers, Attn. Mutual Funds Dept., 101 Montgomery Street, San Francisco, CA 94104-4122	C	6.99%

AG Edwards & Sons Inc., FBO Customer, 9221 S. Woodland Drive, Highlands Ranch, CO 80126	C	5.05%

23

Name and Address	Class	Percentage of Total Outstanding Shares Held
Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	D	54.45%

MCB Trust Services, FBO Master Media Systems, Inc., Suite 300, Denver, CO 80202	D	7.17%

Asset Allocation Growth Fund

Name and Address	Class	Percentage of Total Outstanding Shares Held
Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	A	15.71%

Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	B	9.30%

Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	D	27.90%

State Street Bank & Trust Co Custodian Lancaster Mortgage Services Co FBO Victor Kicera, 2834 Kissel Hill Rd., Lititz, PA 17543	D	6.42%

State Street Bank & Trust Co. FBO Madeline E. Martin, 44 San Ramon Way, Novato, CA 94945-1640	D	5.59%

Asset Allocation Moderate Growth Fund

Name and Address	Class	Percentage of Total Outstanding Shares Held
Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	A	12.17%

Morgan Stanley & Co. Harborside Financial Center, Plaza II 3rd Floor, Jersey City, NJ 07311	A	5.70%

Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	B	20.62%

Morgan Stanley & Co. Harborside Financial Center, Plaza II 3rd Floor, Jersey City, NJ 07311	B	5.81%

Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	D	43.49%

State Street Bank & Trust Co, 3724 Camp Mangum Wynd, Raleigh, NC 27612-5300	D	5.79%

24

Asset Allocation Balanced Fund

Name and Address	Class	Percentage of Total Outstanding Shares Held
Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	A	19.83%

State Street Bank and Trust Co CUST Patricia A. Flynn, 1525 Robinhood Ct, Kirkwood, MO 63122	A	5.21%

Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	B	16.58%

Merrill Lynch, Pierce Fenner & Smith Incorporated, FBO Customers, Attn. Fund Administration, 4800 Deer Lake Drive East, Jacksonville, FL 32246	D	50.78%

Management Ownership

As of April 2, 2008, Directors and officers of the Series did not own any shares in the Funds, except that Directors and officers of the Series as a group owned 1.49% of the Asset Allocation Growth Fund’s Class A shares.

Investment Advisory and Other Services

Investment Manager

Subject to the control of the Series’ Board of Directors, the Manager manages the investment of the assets of each Fund of the Series and administers its business and other affairs pursuant to a management agreement (the “Management Agreement”). As of the date of this SAI, the Manager also served as investment manager to twenty-one other US registered investment companies which, together with the Series, make up the “Seligman Group of Funds.” There are no other management-related service contracts under which services are provided to the Series. No person or persons, other than the directors, officers or employees of the Manager and the Series, regularly advise the Series or the Manager with respect to the Funds’ investments.

The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman and Director of the Manager and Chairman of the Board of Directors and Director of the Series, owns a majority of the outstanding voting securities of the Manager and is a controlling person of the Manager.

All of the officers of the Series listed above are officers or employees of the Manager. Their affiliations with the Series and with the Manager are provided under their principal business occupations.

Each Fund pays the Manager a management fee for its services, calculated daily and payable monthly. The management fee is equal to 0.10% per annum of the Fund’s average daily net asset value. In addition, each investor in a Fund will indirectly bear the management fee charged to the Fund by the Underlying Funds in which the Fund invests.

For the year ended December 31, 2007, the management fees for Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund, were $22,113, $35,507, $42,892 and $18,744, respectively, or 0.10% per annum, respectively, of each Fund’s average daily net asset values. However, the Manager has waived the amounts in respect of each Fund other than the Asset Allocation Growth Fund, for which it is only waiving a portion of its management fee. For the year ended December 31, 2006, the management fees for Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund, were $15,998, $27,820, $35,405 and $17,054, respectively, or 0.10% per annum, respectively, of each Fund’s average daily net asset values. However, these amounts were waived by the Manager. For the year ended December 31, 2005, the management fees for Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and

25

Asset Allocation Balanced Fund, were $10,703, $21,472, $25,945 and $16,870, respectively, or 0.10% per annum, respectively, of each Fund’s average daily net asset values. However, these amounts were waived by the Manager. For the period from January 1, 2004 to March 31, 2005, the Manager waived its investment management fee and/or reimbursed each Fund’s expenses to the extent that the sum of the management fee plus other expenses (but not any 12b-1 fees) exceeded 0.50% per annum of each Fund’s average daily net assets. From April 1, 2005 through at least April 30, 2009, this limit was reduced to 0.40% per annum for Asset Allocation Aggressive Growth Fund and Asset Allocation Growth Fund and to 0.25% per annum for Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund. For additional information regarding the contractual fee waivers/reimbursements currently in effect in respect of each of the Funds, please consult the Prospectus.

Each Fund pays all of its expenses other than those assumed by the Manager, including administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying their respective shares under federal and state securities laws, and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders’ meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Series not employed by or serving as a director of the Manager or its affiliates, insurance premiums, interest on borrowings, and extraordinary expenses, such as litigation expenses. Certain expenses are allocated between each Fund in a manner determined by the Series’ Board of Directors to be fair and equitable.

The Management Agreement also provides that the Manager will not be liable to the Series for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Management Agreement was initially approved by the Series’ Board of Directors on November 18, 1999 and by the sole shareholder of each Fund of the Series on December 15, 1999. The Management Agreement will continue in effect until December 31, of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of each Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) the Manager shall not have notified the Series at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated with respect to any Fund, without penalty, on 60 days written notice to the Manager and will terminate automatically in the event of its assignment. Each Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of the Manager’s business.

Principal Underwriter

Seligman Advisors (an affiliate of the Manager) located at 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of each Fund of the Series and of the other mutual funds in the Seligman Group of Funds. Seligman Advisors is an “affiliated person” (as defined in the 1940 Act) of the Manager, which is itself an affiliated person of the Series. Those individuals identified above under “Management Information” as directors or officers of the Series and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, subject to the control of the Board of Directors, the Manager manages the investment of the assets of each Fund, including making purchases and sales of portfolio securities (i.e., the Underlying Funds, US Government securities and short-term debt instruments) consistent with each Fund’s investment objectives and policies, and administers its business and other affairs. The Manager provides the Series with such office space, administrative and other services and executive and other personnel as are necessary for Series operations. The Manager pays all of the compensation of directors of the Series who are employees or consultants of the Manager and of the officers and employees of the Series. The Manager also provides senior management for Seligman Data Corp. (“SDC”), the Series’ shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Series.

26

Other Investment Advice

No person or persons, other than directors, officers, or employees of the Manager, regularly advise the Series or Seligman with respect to each Fund’s investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares of each Fund, as set forth below:

Class A shares:

Amount of Purchase	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Reallowance as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.50	4.71	4.00
$100,000 - $249,999	3.50	3.63	3.00
$250,000 - $499,999	2.50	2.56	2.25
$500,000 - $999,999	2.00	2.04	1.75
$1,000,000 and over	0	0	0

(1)	“Offering Price” is the amount that you actually pay for each Fund’s shares; it includes the initial sales charge.

Seligman Services, Inc. (“Seligman Services”), an affiliate of Seligman, is a limited purpose broker/dealer. Prior to January 1, 2006, Seligman Services received commissions from certain sales of Fund shares. Accordingly, for the year ended December 31, 2005, Seligman Services received commissions from certain sales of the shares of Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund in the amounts of $112, $473, $1,257 and $553, respectively.

Rule 12b-1 Plan

Each Fund has adopted an Administration, Shareholder Services and Distribution Plan (“12b-1 Plan”) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, each Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of such Fund’s Class A, Class B, Class C and Class D shares. As described in the Prospectus, effective at the close of business (4:00p.m. EST) on May 16, 2008, each Fund’s Class D shares will be combined with Class C shares, and Class D shares will no longer be available. After Class D shares are combined with Class C shares, all former Class D shareholders will be subject to the Funds’ Rule 12b-1 Plan in respect of Class C shares, which is identical in its terms to Class D shares.

The Funds’ 12b-1 Plan in respect of all classes is described below.

Payments by each Fund under its 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (“Service Organizations”) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to the Fund’s shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors’ costs incurred in connection with its marketing efforts with respect to shares of the Fund. The Manager, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that the Manager receives from each Fund, respectively. Payments made by each Fund under its 12b-1 Plan are intended to be used to encourage sales of shares of each Fund, as well as to discourage redemptions.

Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares of the Fund may not be used to pay expenses incurred solely in respect of any other class of the Fund, or any other Seligman mutual fund. Expenses attributable to more than one class of a Fund are allocated between the classes of the Fund in accordance with a

27

methodology approved by the Series’ Board of Directors. Expenses of distribution activities that benefit both a Fund and other Seligman mutual funds will be allocated among the applicable funds based on relative gross sales during the quarter in which such expenses are incurred, in accordance with a methodology approved by the Board of Directors.

Class A

Under the 12b-1 Plan, each Fund, with respect to its Class A shares, is authorized to pay monthly to Seligman Advisors a service fee at an annual rate of up to 0.25% of the average daily net asset value of such Fund’s Class A shares. These fees are used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Board of Directors. Each Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one year by Seligman Advisors with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If a Fund’s 12b-1 Plan is terminated in respect of its Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class A shares. To avoid any duplication of 12b-1 fees, the 12b-1 fees to be paid by each class of a Fund will be reduced by an amount equal to the dollar amount of any 12b-1 fees paid by Underlying Funds in respect of shares owned by the Fund. The total amounts paid to Seligman Advisors in respect of Class A shares of the Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund for the year ended December 31, 2007, net of 12b-1 fees paid by the Underlying Funds, were $0 , $0 , $0 and $101 , respectively, equivalent to 0.00% per annum of each Fund’s Class A shares average daily net assets.

Class B

Under the 12b-1 Plan, each Fund, with respect to its Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund’s Class B shares. The fee is comprised of (1) a distribution fee equal to 0.75% per annum, substantially all of which is paid directly to one or more third parties that have purchased Seligman Advisor’s rights to this fee (the “Purchasers”) to compensate them for having funded, at the time of sale of Class B shares of each Fund (i) a 4% sales commission to Service Organizations and (ii) prior to August 1, 2004, a payment of up to 0.35% of sales to Seligman Advisors to help defray its costs of distributing Class B shares; and (2) a service fee of up to 0.25% per annum which is paid to Seligman Advisors. A small portion of the distribution fee is paid to Seligman Advisors in connection with sales of Class B shares for which no commissions are paid; Seligman Advisors may pay the entire 12b-1 fee to Service Organizations who have not received any sales commission for the sale of Class B shares. The service fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by Seligman Advisors or the Purchasers in any one year upon the initial purchase of Class B shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund’s 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. Seligman Advisors and the Purchasers are not reimbursed for expenses which exceed such fees. If a Fund’s 12b-1 Plan is terminated in respect of its Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors or the Purchasers with respect to its Class B shares. To avoid any duplication of 12b-1 fees, the 12b-1 fees to be paid by each class of a Fund will be reduced by an amount equal to the dollar amount of any 12b-1 fees paid by Underlying Funds in respect of shares owned by the Fund. The total amounts paid to Seligman Advisors in respect of Class B shares of the Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund for the year ended December 31, 2007, net of 12b-1 fees paid by the Underlying Funds, were $32,830, $51,081, $51,765 and $20,615, respectively, equivalent to 0.75% per annum of each Fund’s Class B shares average daily net assets.

28

Class C

Under the 12b-1 Plan, each Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund’s Class C shares. The fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class C shares is used, along with any contingent deferred sales charge (CDSC) proceeds, to (1) reimburse Seligman Advisors for its (A) payment at the time of sale of Class C shares of a 0.75% sales commission to Service Organizations or (B) ongoing payment of 0.75% of the average daily net assets attributable to such Class C shares to Service Organizations who elect not to receive a time of sale payment and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale) and for its ongoing payment of a service fee of 0.25% of the average daily net assets attributable to such Class C shares to those Service Organizations who elect not to receive a time of sale payment. The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations as service fees at either the time of sale or the ongoing service fees paid to Service Organizations who elect not to receive such service fees at the time of sale. After the initial one-year period following a sale of Class C shares, the 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of a Fund. To avoid any duplication of 12b-1 fees, the 12b-1 fees to be paid by each class of a Fund will be reduced by an amount equal to the dollar amount of any 12b-1 fees paid by Underlying Funds in respect of shares owned by a Fund. The total amounts paid to Seligman Advisors in respect of Class C shares of the Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund for the year ended December 31, 2007, net of 12b-1 fees paid by the Underlying Funds, were $39,489, $85,498, $109,850 and $44,976, respectively, equivalent to 0.76% per annum of each Fund’s Class C shares average daily net assets (except in the case of Asset Allocation Balanced Fund, where such amount was equal to 0.75% per annum).

The amounts expended by Seligman Advisors in any one year with respect to Class C shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund’s 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one year to be paid from Class C 12b-1 fees in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of December 31, 2007, Seligman Advisors incurred $278,544, $630,832, $764,598 and $599,966, of expenses in respect of Class C shares of Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund, respectively, that were not reimbursed from the amounts received from the Funds 12b-1 Plans. These amounts are equal to 5.19%, 5.66%, 5.28% and 10.55%, respectively, of their net assets.

If the 12b-1 Plan is terminated in respect of Class C shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class C shares.

Class D (NOT AVAILABLE AFTER MAY 16, 2008)

Effective on the close of business (4:00p.m. EST) on May 16, 2008 each Fund’s Class D shares will be combined with Class C shares of that Fund and Class D shares will no longer be available. After Class D shares are combined with Class C shares, all former Class D shareholders will be subject to the Funds’ Rule 12b-1 Plan in respect of Class C shares (as described immediately above), which is identical in its terms to Class D shares. Accordingly, the description of the Funds’ 12b-1 payment structure in respect of Class D shares will not be relevant after May 16, 2008.

Under the 12b-1 Plan, each Fund, with respect to its Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of such Fund’s Class D shares. The fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its (A) payment at the time of sale of Class D shares of a 0.75% sales commission to Service Organizations or (B) ongoing payment of 0.75% of the average daily net assets

29

attributable to such Class D shares to Service Organizations who elect not to receive a time of sale payment and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of 0.25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders of the Fund over the course of the one year immediately following the sale) and for its ongoing payment of a service fee of 0.25% of the average daily net assets attributable to such Class D shares to those Service Organizations who elect not to receive a time of sale payment. The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations as service fees at either the time of sale or the ongoing services fees paid to Service Organizations who elect not to receive such service fees at the time of sale. After the initial one-year period following a sale of Class D shares, the 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of a Fund. To avoid any duplication of 12b-1 fees, the 12b-1 fees to be paid by each class of a Fund will be reduced by an amount equal to the dollar amount of any 12b-1 fee paid by the Underlying Fund in respect of shares owned by the Fund. The total amounts paid to Seligman Advisors in respect of Class D shares of the Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund for the year ended December 31, 2007, net of 12b-1 fees paid by the Underlying Funds, was $8,498, $15,208, $29,343 and $14,600, respectively, equivalent to 0.76% per annum of each Fund’s Class D shares average daily net assets (except in the case of Asset Allocation Balanced, where such amount was equal to 0.75% per annum).

The amounts expended by Seligman Advisors in any one year with respect to Class D shares of each Fund may exceed the 12b-1 fees paid by the Fund in that year. Each Fund’s 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one year to be paid from Class D 12b-1 fees in any other year; however, in any year each Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of December 31, 2007, Seligman Advisors incurred $113,986, $123,093, $160,950 and $118,387 of expenses in respect of Class D shares of Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund, respectively, that were not reimbursed from the amounts received from the Funds 12b-1 Plans. These amounts are equal to 9.23%, 5.67%, 4.02% and 6.20%, respectively, of their net assets.

If the 12b-1 Plan is terminated in respect of Class D shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to its Class D shares.

Payments made by each Fund under its 12b-1 Plan for the year ended December 31, 2007, were spent on the following activities in the following amounts:

Asset Allocation Aggressive Growth Fund	Class A	Class B*	Class C	Class D
Compensation to underwriters	$0	$1	$0	$0
Compensation to broker/dealers	0	10,925	39,489	8,498
Other Compensation*	0	21,904	0	0

Asset Allocation Growth Fund	Class A	Class B*	Class C	Class D
Compensation to underwriters	$0	$127	$0	$0
Compensation to broker/dealers	0	17,024	85,498	15,208
Other Compensation*	0	33,930	0	0

Asset Allocation Moderate Growth Fund	Class A	Class B*	Class C	Class D
Compensation to underwriters	$0	$0	$0	$0
Compensation to broker/dealers		17,307	109,850	29,343
Other Compensation*	0	34,458	0	0

Asset Allocation Balanced Fund	Class A	Class B*	Class C	Class D
Compensation to underwriters	$0	$243	$0	$
Compensation to broker/dealers	101	6,867	44,976	14,600
Other Compensation*	0	13,505	0	0

30

*	Payment is made to the Purchasers to compensate them for having funded, at the time of sale, payments to broker/dealers and underwriters.

The 12b-1 Plans were initially approved on November 18, 1999 by the Board of Directors of the Series, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Series and who have no direct or indirect financial interest in the operation of the 12b-1 Plans or in any agreement related to the 12b-1 Plans (the Qualified Directors) and by the sole shareholder of each Fund on December 15, 1999. The 12b-1 Plans will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Series, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plans may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of the Class. If the amount payable in respect of Class A shares under the 12b-1 Plans is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plans as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plans may be made except by a majority of both the Directors and Qualified Directors.

The 12b-1 Plans require that the Treasurer of the Series shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plans. Rule 12b-1 also requires that the selection and nomination of Directors who are not “interested persons” of the Series be made by such disinterested Directors.

Seligman Services acts as the broker/dealer of record for shareholder accounts of the Series that do not have a designated financial advisor. As such, it receives compensation from each Fund pursuant to its 12b-1 Plan for providing personal services and account maintenance to such accounts. For the year ended December 31, 2007, Seligman Services received service fees pursuant to the 12b-1 Plan of Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund, in the amounts of $574, $973, $963, and $510, respectively.

Other Service Providers

SDC, which is owned by certain other investment companies in the Seligman Group, is the shareholder servicing agent and dividend paying agent for the Funds. SDC charges the Funds at cost for its services. Certain officers and directors of the Funds are also officers and directors of SDC. SDC’s address is 100 Park Avenue, New York, New York 10017.

Portfolio Managers

For purposes of this discussion, each member of the portfolio team is referred to as a “portfolio manager.” The following table sets forth certain additional information from that discussed in the Prospectus with respect to the portfolio managers of the Series. Unless noted otherwise, all information is provided as of December 31, 2007.

Other Accounts Managed by Portfolio Managers. The table below identifies, for each portfolio manager, the number of accounts managed (other than the Series) and the total assets in such accounts, within each of the following categories: other registered investment companies, other pooled investment vehicles, and other accounts. None of the accounts noted below has an advisory fee based on performance of the account. For purposes of the table below, each series or portfolio of a registered investment company is treated as a separate registered investment company.

Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Charles W. Kadlec	5 Other Registered Investment Companies with $190 million in total assets under management.	0 Pooled Investment Vehicles.	9 Other Accounts with approximately $4 million in total assets under management.

Gary Terpening	5 Other Registered Investment Companies with $190 million in total assets under management.	0 Pooled Investment Vehicles.	8 Other Accounts with approximately $755,000 in total assets under management.

31

Compensation/Material Conflicts of Interest. Set forth below is an explanation of the structure of, and method(s) used to determine, portfolio manager compensation. Also set forth below is an explanation of material conflicts of interest that may arise between the portfolio managers’ management of the Series’ investments and investments in other accounts.

Compensation:

As compensation for his responsibilities, including those relating to his responsibilities as a member of the Board of Directors and Management Committee of the Manager, President and a member of the Board of Directors of both Seligman Advisors, Inc. and Seligman Services, Inc., and those relating to his portfolio management responsibilities in respect of the Funds and one other investment company, Mr. Kadlec received a fixed base salary and discretionary bonus for the year ended December 31, 2007.

Mr. Kadlec’s discretionary bonus was based on numerous qualitative and quantitative factors, including the evaluation of Mr. Kadlec’s performance of his other responsibilities not related to the Series, such as overseeing the business operations of each of Seligman Advisors, Inc. and Seligman Services, Inc., and to the Manager’s overall profitability. The Manager also considered the relative pre-tax investment performance of the Funds and one other investment company (for which Mr. Kadlec also serves as portfolio manager) as compared with such funds’ respective Lipper averages for 2007, as well as the since-inception, three- and five-year periods ending thereon, as applicable.

Mr. Terpening received a fixed base salary and discretionary bonus for the year ended December 31, 2007. Mr. Terpening’s discretionary bonus was based on numerous qualitative and quantitative factors relating to his responsibilities as a Seligman product manager and research analyst. The factors included, among other things, an evaluation of Mr. Terpening’s performance of his product management responsibilities as they relate to certain Seligman products, primarily, the Seligman Time Horizon Matrix and Seligman Harvester asset allocation strategies (collectively, the “Time Horizon Matrix”), as well as the Series’ Funds and Seligman TargetHorizon ETF Portfolios, Inc. (also an asset allocation type series of mutual funds), each of which utilize the Time Horizon Matrix. The Manager also considered Mr. Terpening’s portfolio management responsibilities with respect to the Funds and the funds of Seligman TargetHorizon ETF Portfolios, Inc. With respect to these funds, the Manager evaluated the quality of research performed by Mr. Terpening, as well as his contributions and assistance to the design of the overall asset allocations underlying these funds. The Manager also considered the competitive environment for Mr. Terpening’s services.

Conflicts of Interest:

Actual or potential conflicts of interest may arise from the fact that Seligman, and the portfolio managers of the Series have day-to-day management responsibilities with respect to accounts of clients of Seligman other than the Series (“Other Accounts”). Seligman has policies and procedures intended to mitigate or manage the conflicts of interest described below. There is no guarantee that any such policies or procedures will detect each and every situation in which a conflict of interest arises.

Seligman may receive higher compensation with respect to Other Accounts (including accounts which are private investment funds or have performance or higher fees paid to Seligman, or in which one or more portfolio managers have direct or indirect personal interest in the receipt of such fees) than that received with respect to the Series. This may create a potential conflict of interest for Seligman or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, Seligman could be viewed as having a conflict of interest to the extent that Seligman or an affiliate has a proprietary investment in one or more Other Accounts, the portfolio managers have personal investments, directly or indirectly, in one or more Other Accounts or the Other Accounts are investment options in Seligman’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Seligman may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. Seligman may be

32

perceived as causing accounts it manages to participate in an offering to increase Seligman’s overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account or when a sale in one account lowers the sale price received in a sale by a second account. Because Seligman manages accounts that engage in short sales of securities of the type in which many clients may invest, Seligman could be seen as harming the performance of certain client accounts (i.e., those not engaging in short sale transactions) for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. Conversely, Seligman could be seen as benefiting those accounts that may engage in short sales through the sale of securities held by other clients to the extent that such sales reduce the cost to cover the short positions.

Seligman and its affiliates may at times give advice or take action with respect to accounts that differs from the advice given other accounts. A particular security may be bought or sold only for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. Simultaneous portfolio transactions in the same security by multiple clients may tend to decrease the prices received by clients for sales of such securities and increase the prices paid by clients for purchases of such securities. A conflict may also arise to the extent that Seligman advises multiple accounts which own different capital structures of an issuer (e.g., bonds versus common stocks). This conflict may be more pronounced if such an issuer files for bankruptcy and Seligman participates in negotiations to restructure that issuer.

Employees of Seligman, including portfolio managers, may engage in personal trading, subject to Seligman’s Code of Ethics. In addition to the general conflicts noted above, personal trading by employees may create apparent or actual conflicts to the extent that one or more employees personally benefit or appear to benefit from subsequent trading by clients in similar securities.

Because portfolio managers of Seligman manage multiple client accounts, portfolio managers may devote unequal time and attention to the portfolio management of client accounts.

Securities Ownership. As of December 31, 2007, Mr. Kadlec owned between $50,001 and $100,000 of the shares of the Asset Allocation Moderate Growth Fund. As of the same date, Mr. Terpening owned between $1 and $10,000 of each of the Asset Allocation Growth Fund and the Asset Allocation Moderate Growth Fund. Other than as described herein, the portfolio managers did not own shares of the Funds.

Brokerage Allocation and Other Practices

Brokerage Transactions

To the extent that any Fund invests directly in US Government securities or short-term debt instruments, the Manager will seek the most favorable price and execution in the purchase and sale of such securities. When two or more of the investment companies in the Seligman Group of Funds or other investment advisory clients of the Manager desire to buy or sell these same securities at the same time, the securities purchased or sold are allocated by the Manager in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

Fixed-income securities are generally traded on the over-the-counter market on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. To the extent the Funds invest directly in US Government securities or short-term debt instruments, the Funds will engage in transactions with these dealers or deal directly with the issuers. Prices paid to dealers generally include a “spread,” i.e., the difference between the prices at which a dealer is willing to purchase or to sell the security at that time. The Management Agreement recognizes that in the purchase and sale of such securities, the Manager will seek the most favorable price and execution and, consistent with that policy, may give consideration for research, statistical and other services furnished by dealers to the Manager for its use in connection with its services to the Funds as well as to other clients.

In over-the-counter markets, the Series deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. Each Fund may buy securities from or sell securities to dealers acting as principal in accordance with applicable law.

For the years ended December 31, 2007, 2006 and 2005 the Funds did not pay brokerage commissions to others for execution, research or statistical services.

33

Commissions

To the extent that the Funds invest their assets in Underlying Funds, the Funds will not pay any commissions for purchases and sales. Each Fund, however, will bear a portion of the commissions paid by the Underlying Funds in which it invests in connection with the purchase and sale of portfolio securities.

Brokerage Selection

Seligman selects broker-dealers with the goal of obtaining “best execution”. Seligman will consider a full range and quality of a broker-dealer’s services, such as price, market familiarity, reliability, integrity, commission rates, execution and settlement capabilities, ability to handle large orders, financial condition, technological infrastructure and operational capabilities, willingness to commit capital and the brokerage and research services provided or made available by the broker-dealer. These brokerage and research services, including supplemental investment research, analysis, and reports concerning issuers, industries, and securities, may be useful to Seligman in connection with its services to clients other than the Funds. The relative weighting given to any of the criteria mentioned above depends on a variety of factors including the nature of the transaction, the market on which a particular trade is being executed and the number of broker-dealers making a market in the security to be traded.

Although sales of investment company shares will not be considered in selecting broker-dealers to effect securities transactions, Seligman offers its investment products primarily through the broker-dealer selling networks and expects that nearly all broker-dealers that effect securities transactions for the investment companies of the Seligman Group of Funds will have a relationship with Seligman or its affiliates to distribute shares of the investment companies or other investment products offered by Seligman. Seligman ranks broker-dealers through an internal voting process which considers the services provided by broker-dealers excluding investment company or product sales by that broker-dealer.

In connection with any agency trades, Seligman determines the reasonableness of the commissions to be paid to a broker-dealer based upon the quality of the brokerage and research services provided, or arranged for, and as a result, may select a broker-dealer whose commission costs may be higher than another would have charged.

Seligman monitors and evaluates the performance and execution capabilities of broker-dealers through which it places orders and periodically reviews its policy with regard to negotiating commissions or mark-ups for the Seligman registered investment companies in light of current market conditions, statistical studies and other available information.

Regular Broker-Dealers

During the year ended December 31, 2007, the Series did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

Capital Stock and Other Securities

Capital Stock

The Directors of the Series are authorized to issue, create and classify shares of capital stock in separate funds without further action by shareholders. Shares of capital stock of each Fund have a par value of $.001 and are divided into four classes, designated as Class A common stock, Class B common stock, Class C common stock, and Class D common stock (Class D shares will be combined with Class C shares at the close of business on May 16, 2008. Accordingly, thereafter, there will exist only three classes of each Fund). Each share of a Fund’s Class A, Class B, Class C and Class D common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Series has adopted a Plan (“Multiclass Plan”) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Series’ Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. Shares have non-cumulative voting rights for the election of directors. Each outstanding share will be fully paid and non-assessable, and freely transferable. There are no preferential liquidation, conversion or prescriptive rights.

34

Other Securities

The Series has no authorized securities other than the above-mentioned common stock.

Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Purchase Price. Class A shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Employee and Family Members. Class A shares of each Fund of the Series may be issued without a sales charge to present and former directors, trustees, officers, employees (and their respective family members) of the Funds, the other investment companies in the Seligman Group of Funds, and the Manager and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Funds. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

If you are eligible to purchase Class A shares without a sales charge or qualify for volume discounts, you should inform your financial advisor, financial intermediary or SDC of such eligibility and be prepared to provide proof thereof.

Purchases of Class A shares by a “single person” (as defined below under “Persons Entitled to Reductions”) may be eligible for the following reductions in initial sales charges:

Discounts and Rights of Accumulation. Reduced sales charges will apply if the sum of (i) the current amount being invested by a “single person” in Class A shares of the Fund and in Class A shares of other Seligman mutual funds (excluding Class A shares of the Seligman Cash Management Fund), (ii) the current net asset value of the Class A shares and Class B shares of other Seligman mutual funds already owned by the “single person” other than Seligman Cash Management Fund (except as provided in (iii)) and (iii) the current net asset value of Class A shares of Seligman Cash Management Fund which were acquired by a “single person” through an exchange of Class A shares of another Seligman mutual fund, exceeds the breakpoint discount thresholds for Class A shares described in the prospectus (the “Breakpoint Discounts”).

The value of the shares contemplated by items (ii) and (iii) above (collectively, the “Prior Owned Shares”) will be taken into account only if SDC or the financial intermediary (if you are purchasing through a financial intermediary) is notified that there are holdings eligible for aggregation to meet the applicable Breakpoint Discount thresholds. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the Breakpoint Discounts to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in the Seligman Group of Funds if those investments are held in your accounts with a different intermediary or with SDC.

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

Letter of Intent. A letter of intent allows an investor to purchase Class A shares over a 13-month period with the benefit of the Breakpoint Discounts discussed in the Prospectus, based on the total amount of Class A shares of a Fund that the letter states the investor intends to purchase plus the total net asset value of the Prior Owned Shares. Reduced sales charges may be applied to purchases made within a 13-month period starting from the date of receipt from you of a letter of intent. In connection with such arrangement, a portion of the shares you initially purchase

35

under the letter of intent will be held in escrow to provide for any sales charges that might result if you fail to purchase the amount of shares contemplated by the letter of intent assuming your purchases would not otherwise be eligible for Breakpoint Discounts. These shares will be released upon completion of the purchases contemplated by the letter of intent. In the event that you do not fulfill your obligations and the amount of any outstanding sales charge is greater than the value of the shares in escrow, you will be required to pay the difference. If the amount of the outstanding sales charge is less than the value of the shares in escrow, you will receive any shares remaining in the escrow after shares, with a value equal to the amount of the outstanding sales charge, are redeemed by the transfer agent.

Persons Entitled to Reductions. Reductions in initial sales charges apply to purchases of Class A shares in an account held by a “single person”. A “single person” includes an individual; members of a family unit comprising, husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are also considered “single persons” for this purpose. The uniform criteria are as follows:

1. Employees must authorize the employer, if requested by the Series, to receive in bulk and to distribute to each participant on a timely basis the Series prospectus, reports, and other shareholder communications.

2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Series 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to “eligible employee benefit plans,” except that the Series may sell shares at net asset value to “eligible employee benefit plans” which have at least $2 million in plan assets at the time of investment in a Fund, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination. “Eligible employee benefit plan” means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Series’ shares. Sales to eligible employee benefit plans are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. However, Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees.

Sales to eligible employee benefit plans must be made in connection with a payroll deduction system of plan funding or other systems acceptable to SDC, the Series’ shareholder service agent. Contributions or account information for plan participation also should be transmitted to SDC by methods which it accepts. Additional information about “eligible employee benefit plans” is available from financial advisors or Seligman Advisors.

Ascensus (formerly, BISYS) Plans. Plans that (i) own Class B shares of any Seligman mutual fund and (ii) participate in Seligman Growth 401(k) through Ascensus’ third-party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value are subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1)	to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Series’ shares;

(2)	to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3)	to registered representatives and employees (and their spouses and minor children) of any dealer or bank that has a sales agreement with Seligman Advisors;

36

(4)	to financial institution trust departments;

(5)	to registered investment advisers exercising discretionary investment authority with respect to the purchase of Series’ shares;

(6)	to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided the Manager or one of its affiliates has entered into an agreement with respect to such accounts;

(7)	pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Series;

(8)	to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a "fund of funds" arrangement;

(9)	to certain “eligible employee benefit plans” as discussed above;

(10)	to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by the Manager, or to their directors or trustees;

(11)	in connection with sales pursuant to a retirement plan alliance program which has a written agreement with Seligman Advisors; and

(12)	to participants in retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 401(k), 403(b), or 457 of the Internal Revenue Code and “rabbi trusts”, for which Charles Schwab & Co., Inc. or an affiliate acts a broker-dealer, trustee, or record keeper.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge due to a purchase of $1,000,000 or more, alone or through a volume discount, Right of Accumulation or letter of intent, are subject to a CDSC of 1% on redemptions of such shares within 18 months of purchase. Employee benefit plans eligible for net asset value sales may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within 18 months prior to plan termination, except that any such plan that is or was a separate account client of Seligman at the time of initial investment in a Seligman mutual fund (or within the prior 30 days) will not be subject to a CDSC on redemption of any shares. Other available reductions will not be subject to a 1% CDSC. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e., pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an 18 month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See “CDSC Waivers” below for other waivers which may be applicable to Class A shares.

Class B

Class B shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase	CDSC
Less than 1 year	5%
1 year or more but less than 2 years	4%
2 years or more but less than 3 years	3%
3 years or more but less than 4 years	3%
4 years or more but less than 5 years	2%
5 years or more but less than 6 years	1%
6 years or more	0%

37

Approximately eight years after purchase, Class B shares will convert automatically to Class A shares. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

Conversion occurs during the month which precedes the eighth anniversary of the purchase date. If Class B shares of a Fund are exchanged for Class B shares of another Seligman mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of each Fund exercising the exchange privilege will continue to be subject to such Fund’s CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of each Fund acquired by exchange will be subject to such Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman mutual fund from which the exchange has been made.

Class C

Class C shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class C shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not convert to Class A shares.

Class D (NOT AVAILABLE AFTER MAY 16, 2008)

Effective at the close of business (4:00 p.m. EST) on May 16, 2008, each Fund’s Class D shares will be combined with that Fund’s Class C shares, and Class D shares will no longer be available. Purchase orders for Class D shares to be effective on or after May 9, 2008 through May 16, 2008 may, in the Funds’ discretion, be rejected due to operational reasons relating to the combination; if you are considering purchasing Class D shares during such period, you should consider Class C shares instead (consult your financial advisor as necessary).

Any orders for exchange or redemption of the Funds’ Class D shares to be effective through May 16, 2008 will continue to be accepted in accordance with the Prospectus. All orders (i.e., purchases, exchanges and redemptions) for Class D shares to be effective after the close of business on May 16, 2008 cannot be processed because no Class D shares will be outstanding or offered. Class D shares are identical in their terms to the Class C shares.

When offered, Class D shares of each Fund of the Series may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class D shares do not convert to Class A shares.

Systematic Withdrawals. Class B, Class C and Class D shareholders of each Fund who reinvest both their dividends and capital gain distributions to purchase additional shares of each Fund, respectively, may use the Fund’s Systematic Withdrawal Plan to withdraw up to 12%, 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B, Class C and Class D shares of each Fund of the Series (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1)	on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)

in connection with (1) distributions from retirement plans qualified under Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, or minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3)	in whole or in part, in connection with shares sold to current and retired Directors of the Series;

38

(4)	in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)	in whole or in part, in connection with systematic withdrawals;

(6)	in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc., or NYLIM Service Company LLC, or retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates;

(7)	on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, trustee fees, wire fees or courier fees) not to exceed $25.00 per occurrence;

(8)	On redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan level termination; and

(9)	on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of Seligman at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund.

If, with respect to a redemption of any Class A, Class B, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Payment in Securities. In addition to cash, the Series may accept securities in payment for Series’ shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge). Generally, the Series will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if the Manager determines that the offered securities are a suitable investment for the Series and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Series would not accept securities with a value of less than $100,000 per issue in payment for shares. The Series may reject in whole or in part offers to pay for Series’ shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Series’ shares at any time without notice. The Series will not accept restricted securities in payment for shares. The Series will value accepted securities in the manner provided for valuing portfolio securities of the Series. Any securities accepted by the Series in payment for Series’ shares will have an active and substantial market and have a value which is readily ascertainable.

Offering Price

When you buy or sell shares of each Fund, you do so at the Class’s net asset value (“NAV”) next calculated after Seligman Advisors accepts your request. However, in some cases, the Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Fund. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. Any applicable sales charge will be added to the purchase price for Class A shares.

NAV per share of each class of a Fund (including the Underlying Funds (Class A shares only)) is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class of a Fund and Underlying Fund is computed by dividing such class’s share of the value of the net assets of the Fund or Underlying Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of a Fund and Underlying Fund, including the management fee paid by the Funds or the Underlying Funds, are accrued daily and taken into account for the purpose of determining their respective NAVs. The NAV of Class B, Class C and Class D shares of the Funds will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares.

The Underlying Funds owned by the Funds are valued at their respective net asset values. Each Underlying Fund’s portfolio securities, including open short positions and options written, are generally valued at the last sale price on

39

the securities exchange or securities market on which such securities primarily are traded. Securities traded on over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. Fixed-income securities not listed on an exchange or securities market, or in which there were no transactions, are valued either by independent pricing services based on bid prices that consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or by Seligman based on quotations provided by primary market makers in such securities. Generally, trading in foreign securities, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the net asset value of the shares of each Fund and Underlying Fund are generally determined at such times. Since the closing prices for securities traded on markets and exchanges outside the US may not fully reflect events that occur after the local markets close but before the close of the NYSE, the Board of Directors has approved “fair value” procedures under which a third party pricing service on a regular basis recommends adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on statistical analysis of the historical relationships between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any) and movements in country or regional ETFs or futures contracts. The factors used vary with each security, depending on which factors have been most important historically. Foreign currency exchange rates are also determined in accordance with procedures approved by the Board of Directors.

Premiums received on the sale of call options will be included in the net asset value, and the current market value of the options sold by each Underlying Fund will be subtracted from its net asset value.

In addition, if Seligman concludes that the most recently reported (or closing) price of a security held by a Fund or an Underlying Fund is no longer valid or reliable, or such price is otherwise unavailable, Seligman will value such security at fair value as determined in accordance with procedures approved by the applicable Board of Directors. In addition, fair value pricing may also be utilized, in accordance with procedures approved by the Board of Directors, in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, or extreme market volatility.

Foreign currency exchange rates are also generally determined in accordance with procedures approved by the Series’ Board of Directors. Any other assets for which recent market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Series’ Board of Directors.

Short-term debt obligations of the Funds and Underlying Funds with 60 days or less remaining to maturity are generally valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term obligations with more than 60 days remaining to maturity will be valued at current market value until the 60th day prior to maturity, and then will be valued as described above for short-term obligations maturing in 60 days or less.

For purposes of determining the net asset value per share of each Underlying Fund, all assets and liabilities initially expressed in foreign currencies will be converted into US dollars on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

For more information on the valuation of the securities held in each Underlying Fund’s portfolio, including the valuation of individual US Government securities and short-term debt instruments held by the Funds, please see “Pricing of Fund Shares” in each Underlying Fund’s prospectus (Seligman U.S. Government Securities Fund prospectus and Seligman Cash Management Fund’s prospectus for individual US Government securities and short-term debt instruments) which are incorporated herein by reference and are available free of charge by telephoning 1-800-221-2450.

40

Specimen Price Make-Up

Under the current distribution arrangements between the Series and Seligman Advisors, Class A shares are sold with a maximum initial sales charge of 5.75% and Class B, Class C and Class D shares are sold at NAV(1). Class D shares will be combined with Class C shares at the close of business on March 16, 2008. Thereafter, Class D shares will no longer be available. Using each Class’s NAV at December 31, 2007, the maximum offering price of the Funds’ shares is as follows:

	Asset Allocation	Asset Allocation
	Aggressive Growth Fund	Growth Fund
Class A
Net asset value per share	$8.81	$8.40
Maximum initial sales charge (5.75% of offering price)	0.54	0.51
Offering price to public	$9.35	$8.91
Class B
Net asset value and offering price per share(1)	$8.42	$7.97.
Class C
Net asset value and offering price per share(1)	$8.42	$7.97
Class D(2)
Net asset value and offering price per share(1)	$8.42	$7.97

	Asset Allocation	Asset Allocation
	Moderate Growth Fund	Balanced Fund
Class A
Net asset value per share	$8.09	$6.30
Maximum initial sales charge (5.75% of offering price)	0.49	0.38
Offering price to public	$8.58	$6.68
Class B
Net asset value and offering price per share(1)	$7.97	$6.30
Class C
Net asset value and offering price per share(1)	$7.97	$6.30
Class D(2)
Net asset value and offering price per share(1)	$7.97	$6.30

(1)

Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class C shares and Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

(2)	Class D shares not available after the close of business on May 16, 2008.

Redemption in Kind

The procedures for selling Series’ shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities of the Funds and/or the Underlying Funds is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Funds and/or Underlying Funds of their shares impracticable or it is not reasonably practicable for the Funds and/or the Underlying Funds to fairly determine the value of its net assets; or (iii) such other periods as ordered by the SEC for the protection of each Fund’s or Underlying Fund’s shareholders. Under these circumstances, redemption proceeds may be made in securities (i.e., a redemption in kind). If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

41

Anti-Money Laundering

As part of each Fund's responsibility for the prevention of money laundering, you may be required by a Fund, Seligman or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, a Fund or its service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from a Fund. A Fund, by written notice to you, may suspend payment to you of any proceeds or distributions if the Fund or its service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Fund, Seligman or their respective service providers.

Arrangements Permitting Frequent Trading of Fund Shares

The Series has no arrangements with any person to permit frequent trading of a Fund’s Shares.

Taxation of the Series

Each Fund is qualified and intends to continue to qualify for tax treatment as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, each Fund will not be subject to federal income taxes on its investment company taxable income and net capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its investment company taxable income (which includes net short-term capital gains) is distributed to shareholders each year.

Qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements a Fund must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to the US Federal income taxes on dividends and distributions by a Fund and assumes that each Fund qualifies as a regulated investment company.

Dividends from net investment income (other than “qualified dividend income”) and distributions from the excess of net short-term capital gains over net long-term capital losses are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. For taxable years beginning before January 1, 2011, qualified dividend income will be taxed at a reduced rate to individuals of generally 15% (5% for individuals in lower tax brackets). Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (generally foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). The amount of dividend income that may be designated as “qualified dividend income” by a Fund will generally be limited to the aggregate of the eligible dividends received by a Fund. In addition, each Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate US shareholder must meet certain holding period requirements with respect to the Fund shares. To the extent designated as derived from a Fund’s dividend income that would be eligible for the dividends received deduction if such Fund was not a regulated investment company, distributions are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

If for any year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. Such distributions will generally be taxable to the shareholders as qualified dividend income and generally will be eligible for the dividends received deduction in the case of corporate shareholders.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term capital losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder. Non-corporate US shareholders will be subject to federal income tax on distributions of net capital gains at a maximum rate of 15% if designated as derived from the Funds’ capital gains from property held for more than one year and recognized in taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Series will be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

42

Dividends and capital gain distributions declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

During the year ended December 31, 2007, the Asset Allocation Moderate Growth Fund and the Asset Allocation Balanced Fund utilized all of their prior years’ capital loss carryforwards of $538,257 and $867,826, respectively. As of the date hereof, the Asset Allocation Moderate Growth Fund and the Asset Allocation Balanced Fund have net capital loss carryforwards that are available for offset against future taxable net capital gains, expiring in various amounts through 2012. There is no assurance that the Funds will be able to utilize all of their capital loss carryforwards before they expire.

Any gain or loss realized upon a sale or redemption of shares in each Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Long-term capital gain of a non-corporate US shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum rate of 15% in respect of shares that are held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of each Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of such Fund.

In determining gain or loss on shares of each Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the exchange or reinstatement options offered by the Series. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder’s tax basis in the shares acquired pursuant to the exchange or reinstatement options.

Each Fund is subject to a 4% nondeductible excise tax on the under-distribution of amounts required to be paid under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund’s ordinary income for the calendar year, at least 98% of its net capital gain income realized during the one-year period ending on October 31 during such year, and all ordinary income and net capital gain income for prior years that was not previously distributed. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary income and net capital gain income prior to the end of each calendar year to avoid liability for the excise tax.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Series is required to withhold and remit to the US Treasury Department a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the US Treasury Department, the Series may be fined on an annual basis for each account for which a certified taxpayer identification number (social security number for individuals) is not provided. In the event that such a fine is imposed, the Series may charge a service fee equal to such fine that may be deducted from the shareholder’s account and offset against any of its undistributed dividends and capital gain distributions. The Series also reserves the right to close any account which does not have a certified taxpayer identification number or social security number, as applicable.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”) depends on whether the income from a Fund is “effectively connected” with a US trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a US trade or business carried on by a foreign shareholder, ordinary income dividends paid to such foreign shareholders generally will be subject to a 30% US withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty or law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the US withholding tax.

43

If the income from a Fund is effectively connected with a US trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to US federal income tax at the graduated rates applicable to US citizens or domestic corporations, and a foreign corporate investor will also be subject to a branch profits tax. In the case of foreign non-corporate shareholders, a Fund may be required to backup withhold US federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of a Fund by an individual foreign shareholder will not be subject to US federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for US federal estate tax purposes, subject to any applicable estate tax treaty.

Shareholders are urged to consult their tax advisors concerning the effect of federal income and state and local taxes in their individual circumstances.

Underwriters

Distribution of Securities

The Series and Seligman Advisors are parties to a Distributing Agreement dated January 3, 2000, as amended August, 1, 2001, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Series. Seligman Advisors accepts orders for the purchase of the Series’ shares, which are offered continuously. As general distributor of the Series’ shares, Seligman Advisors allows reallowances to all dealers on sales of Class A shares, as set forth above under “Dealer Reallowances” and, prior to June 4, 2007, Class C shares. Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Total initial sales charges paid by shareholders of Class A shares and (only through June 3, 2007) Class C shares of Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund for the year ended December 31, 2007 amounted to $54,227, $76,505, $125,068 and $47,047, respectively, of which $6,538, $10,611, $15,345 and $5,908, respectively, was retained by Seligman Advisors. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares

Total initial sales charges paid by shareholders of Class A shares and Class C shares of Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund for the year ended December 31, 2006 amounted to $38,535, $62,020, $119,249 and $34,326, respectively, of which $3,222, $7,307, $12,268 and $3,504, respectively, was retained by Seligman Advisors.

Total initial sales charges paid by shareholders of Class A shares and Class C shares of Asset Allocation Aggressive Growth Fund, Asset Allocation Growth Fund, Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund for the year ended December 31, 2005 amounted to $44,413, $60,955, $79,794 and $48,094, respectively, of which $4,763, $6,626, $8,261 and $5,247, respectively, was retained by Seligman Advisors.

Compensation

Seligman Advisors, which is an affiliated person of the Manager, which is an affiliated person of the Series, received the following commissions (including sales charges after January 1, 2006 that otherwise would have been paid to Seligman Services) and other compensation from each Fund during the year ended December 31, 2007:

44

Fund	Net Underwriting Discounts and Commissions (Class A and Class C Sales Charges Retained)(1)	Compensation on Redemptions and Repurchases (CDSC on Class A, Class C and Class D Shares Retained)(2)	Brokerage Commissions	Other Compensation(3)
Asset Allocation Aggressive Growth Fund	$6,538	$833	$-0-	$1
Asset Allocation Growth Fund	10,611	2,580	-0-	127
Asset Allocation Moderate Growth Fund	15,345	1,395	-0-	-0-
Asset Allocation Balanced Fund	5,908	3,849	-0-	243

(1)	Effective June 4, 2007, there is no initial sales charges on purchases of Class C shares. Accordingly, any net underwriting discounts and commissions in respect of Class C shares retained by Seligman Advisors would relate to purchases prior to June 4, 2007.
(2)	Seligman Advisors has sold its rights to collect a substantial portion of the distribution fees paid by each Fund in respect of Class B shares and any CDSC imposed on redemptions of Class B shares to the Purchasers in connection with an arrangement discussed above under “Rule 12b-1 Plan.”
(3)	During the year ended December 31, 2007, Seligman Advisors received distribution and service fees in respect of Class B, Class C and Class D pursuant to each such Fund’s Rule 12b-1 Plan. These amounts and the arrangements pursuant to which such compensation is paid are detailed above under the discussion “Rule 12b-1 Plan.”

Other Payments

Seligman Advisors pays authorized dealers and investment advisors, from its own resources, a fee on purchases of Class A shares of the Seligman mutual funds (other than Seligman TargetHorizon ETF Portfolios, Inc. (the “TargETFunds”) and Seligman Cash Management Fund, Inc. (the “Cash Fund”)) of $1,000,000 or more (“NAV sales”), calculated as follows:

Amount of Purchase	Payment to Dealer (as a % of NAV Sales)
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $24,999,999	0.50%
$25,000,000 or more	0.25%

With respect to purchases of Class A shares of the TargETFunds, Seligman Advisors shall pay authorized dealers and investment advisors 0.25% on NAV sales attributable to such funds. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee described above once they are exchanged for Class A shares of another Seligman mutual fund. The calculation of the fee will be based on assets held by a “single person,” including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors also pays authorized dealers and investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an “eligible employee benefit plan” that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the applicable fee described below are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has, for accounts opened prior to January 7, 2008, at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available or, for accounts opened on or after January 7, 2008, at least $2 million in plan assets at the time of investment in a Fund. The payment schedule, for each calendar year, in respect of the Seligman mutual funds (other than the TargETFunds and the Cash Fund) is as follows:

Amount of Purchase	Payment to Dealer (as a % of NAV Sales)
Sales up to but not including $4,000,000	1.00%
$4,000,000 - $24,999,999	0.50%
$25,000,000 or more	0.25%

45

The payment is based on cumulative sales for each plan during a single calendar year, or portion thereof. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Cash Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The payment schedule, for each calendar year, in respect of the TargETFunds is 0.25% of sales. These fees in respect of eligible employee benefit plans and the fees on NAV sales described above are not duplicative (i.e., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan).

With respect to the fees relating to eligible employee benefit plans and NAV sales (each as described above), no fees shall be payable on any assets invested in a Fund by an eligible employee benefit plan that is a separate account client of Seligman at the time of initial investment (or within the prior 30 days) in such Fund.

The Manager and Seligman Advisors may make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms, third party administrators and other financial intermediaries (collectively, “Financial Intermediaries”), subject to the Manager's and Seligman Advisors' respective internal policies and procedures.

Seligman Advisors provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by the Manager (the “Seligman Funds”). Seligman Advisors also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to Seligman Advisors’ internal policies and procedures governing payments for such seminars. These seminars may take place at Seligman Advisors' headquarters or other appropriate locations and may include reimbursement of travel expenses (i.e., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to Seligman Advisors’ internal policies and procedures, Seligman Advisors may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) Seligman Advisors' promotional items of nominal value (golf balls, shirts, etc.).

In addition, Financial Intermediaries may have omnibus accounts and similar arrangements with SDC and may be paid by SDC for providing sub-transfer agency and other services. Such expenses paid by SDC are included in the annual operating expenses set forth in the Prospectus.

The Manager and/or Seligman Advisors have revenue sharing arrangements with certain Financial Intermediaries. Payments to these Financial Intermediaries are usually structured in any of three ways or a combination thereof: (i) as a percentage of gross sales; (ii) as a percentage of net assets attributable to the Financial Intermediary; or (iii) a fixed dollar amount.

The foregoing payments (which may take the form of expense reimbursements) by the Manager, Seligman Advisors and/or SDC may be made for shareholder servicing, promotion of Seligman Funds, and other services provided by the Manager, such as advisory services to managed accounts, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediaries. These payments are in addition to the 12b-1 fees and sales loads borne by shareholders, as well as the finders’ fees and loads paid by Seligman Advisors, as set forth in the prospectus or otherwise described above. Such payments may result in, or be necessary for, the inclusion of the Seligman Funds on a sales list, including a preferred or select sales list, in various sales programs. Receipt by Financial Intermediaries of the foregoing payments or services could create an incentive for the Financial Intermediaries to offer a Seligman Fund in lieu of other mutual funds where such payments or services are not provided. Shareholders should consult their Financial Intermediaries for further information.

Calculation of Performance Data

The Funds may quote performance data in various ways. All performance information supplied by the Funds in advertising is historical and past performance is not indicative of future investment results. The rate of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Since the Funds’ inception through March 31, 2005, the Manager waived its investment

46

management fee and/or reimbursed Fund expenses in order to limit each Fund’s expenses (other than 12b-1 fees) to 0.50% per annum of average daily net assets. From April 1, 2005 through at least April 30, 2009, this limit was reduced to 0.40% per annum for Asset Allocation Aggressive Growth Fund and Asset Allocation Growth Fund and to 0.25% per annum for Asset Allocation Moderate Growth Fund and Asset Allocation Balanced Fund. Absent such reimbursements and/or fee waiver, each of the Fund's returns would have been lower.

Performance Calculations

Performance quoted in advertising reflects any change in price per share, assumes the reinvestment of dividends and capital gain distributions, if any, and may or may not include the effect of a Class’s maximum initial sales charge and/or CDSC, as applicable. Such performance may be quoted as a percentage or as a dollar amount, may be calculated over any time period and may be presented in a table, graph or similar illustration. Excluding applicable sales charges from a performance calculation produces a higher performance figure than if such sales charges were included in the calculation.

Effective January 7, 2008, the maximum initial sales charge on investments in Class A shares of less than $50,000 is 5.75%. Effective June 4, 2007, there is no initial sales charge on purchases of Class C shares. Although for all periods presented the Funds’ Class C share returns do not reflect an initial sales charge, the actual returns for periods prior to June 4, 2007 would have been lower if a 1.00% maximum initial sales charge then in effect was incurred. Effective at the close of business on May 16, 2008, the Funds will no longer offer Class D shares. For additional information, see the section of the Prospectus "Deciding Which Class of Shares to Buy — Class C or Class D."

Average annual total returns are calculated by determining the growth or decline in the value of a hypothetical $1,000 investment in the Funds over a stated period, and then calculating the annual rate required for this hypothetical investment to grow to the amount that would have been received upon a redemption at the end of such period (i.e., the average annual compound rate of return). Average annual total returns include any applicable maximum initial sales charge or CDSC.

The average annual returns quoted below were computed by (1) assuming a hypothetical initial investment of $1,000 at the beginning of the periods specified, (2) subtracting the maximum initial sales charge of 5.75% for Class A shares and (3) assuming that all of the dividends and capital gains distributions paid by each Fund’s Classes, if any, were reinvested at net asset value over the relevant time periods. It was then assumed that at the end of the one-and five-year periods and the period since inception, the entire amounts were redeemed, subtracting the applicable CDSC. The average annual total returns were then determined by calculating the rate required for the initial investment to grow to the amount that would have been received upon redemption (income and capital).

Cumulative total returns reflect the simple change in the value of a hypothetical investment in the Funds over a stated period. The cumulative total returns for each Class of shares of the Funds shown below was calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified; subtracting the maximum initial sales charge for Class A shares; determining total value of all dividends and distributions, if any, that would have been paid during the period on such shares assuming that each dividend or distribution was reinvested in additional shares at net asset value; calculating the total value of the investment at the end of the period; subtracting the CDSC on Class B, Class C and Class D shares, if applicable; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its total value at the end of the period by the amount of the hypothetical initial investment.

No adjustments have been made for any income taxes payable by investors on dividends invested or gain distributions taken in shares or on the redemption of shares.

The performance of the Funds presented below is through December 31, 2007:

	Average Annual Total Returns			Cumulative Total Return Since Inception(1)	Value of Initial $1,000 Investment (2)
	1 Year	5 Years	Since Inception(1)
Asset Allocation Aggressive Growth Fund
Class A	6.43%	17.12%	3.60%	32.57%	$1,326
Class B	7.01	17.49	3.65	33.09	1,331
Class C	11.01	17.70	3.44	31.00	1,310
Class D(3)	11.01	17.70	3.61	32.72	1,327

Asset Allocation Growth Fund
Class A	5.38%	16.45%	3.32%	29.80%	1,298
Class B	6.00	16.78	3.32	29.79	1,298
Class C	10.00	16.99	3.29	29.46	1,295
Class D(3)	10.00	16.99	3.29	29.46	1,295

47

	Average Annual Total Returns			Cumulative Total Return Since Inception(1)	Value of Initial $1,000 Investment (2)
	1 Year	5 Years	Since Inception(1)
Asset Allocation Moderate Growth Fund
Class A	3.90%	14.35%	2.77%	24.34%	1,243
Class B	4.23	14.57	2.74	24.02	1,240
Class C	8.23	14.80	2.75	24.20	1,242
Class D(3)	8.23	14.80	2.72	23.86	1,239

Asset Allocation Balanced Fund
Class A	(2.37)%	9.01%	0.52%	4.23%	1,042
Class B	(2.25)	9.21	0.50	4.08	1,041
Class C	1.75	9.49	0.49	3.94	1,039
Class D(3)	1.75	9.49	0.49	3.94	1,039

(1)

Commencement of investment operations for Class A shares was January 10, 2000. Class A returns were computed from the commencement of investment operations. Class B, C and D shares were offered to the public on January 10, 2000, but were first issued at various later dates. Total returns for Class B, C and D shares of the Funds have been computed from the commencement of investment operations and incorporate the total return of Class A shares of the Funds from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for expenses of those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C and D shares from their individual initial issuance dates would be different, and may be lower, than those shown above.

(2)

The “Value of Initial $1,000 Investment” as of the date indicated in footnote (1) reflects the effect of the maximum sales charge or CDSC, if applicable, and assumes that all dividends and capital gain distributions, if any, were reinvested.

(3)	Class D shares not available after the close of business on May 16, 2008.

Financial Statements

The Series’ Annual Report to Shareholders for the year ended December 31, 2007 contains portfolios of investments of the Funds as of December 31, 2007, as well as certain other financial information as of this date. Each of the Fund’s financial statements and notes included in the Annual Report, which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. These Reports will be furnished without charge to investors who request copies of this SAI.

General Information

Custodian. State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian of the Series. It also maintains, under the general supervision of the Manager, the accounting records and determines the net asset value for each Fund of the Series.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has been selected as auditors of the Series. Their address is Two World Financial Center, New York, New York 10281.

48

PART C. OTHER INFORMATION

Item 23.	Exhibits.

All Exhibits listed below have been previously filed and are incorporated herein by reference, except those Exhibits marked with an asterisk (*), which are filed herewith.

(a)	Articles of Incorporation. (Incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on August 31, 1999.)

(a)(1)	*Form of Articles Supplementary (Conversion of Class D shares).

(b)	Amended and Restated By-laws of the Registrant. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 9 filed on May 1, 2006.)

(c)	Specimen Stock Certificate. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 19, 1999.)

(d)(1)	Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 19, 1999.)

(d)(2)	*Form of Waiver/Reimbursement Agreement, dated May 1, 2008.

(e)	Form of Addendum to Sales/Bank Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 5 of the Registration Statement of Seligman Investment Grade Fixed Income Fund, Inc. (File No. 811-10423) filed on April30, 2003.)

(e)(1)	Distributing Agreement between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November19, 1999.)

(e)(2)	Form of Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of Seligman Investment Grade Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2003.)

(f)	Deferred Compensation Plan for Directors of Seligman Asset Allocation Series, Inc. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 19, 1999.)

(g)	Form of Custody and Investment Accounting Agreement between Registrant and Investors Fiduciary Trust Company (assigned to State Street Bank and Trust Company) (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 19, 1999.)

(h)	Not applicable.

(i)	Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on December 22, 1999.)

(j)	*Consent of Independent Registered Public Accounting Firm.

(k)	Balance Sheet. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on December 22, 1999.)

(l)	Purchase Agreement (Investment Letter) between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on December 22, 1999.)

(m)	Amended Administration, Shareholder Services and Distribution Plan, in respect of Seligman Asset Allocation Aggressive Growth Fund. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 filed on April 30, 2004.)

(m)(1)	Amended Administration, Shareholder Services and Distribution Plan, in respect of Seligman Asset Allocation Growth Fund. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 filed on April 30, 2004.)

PART C. OTHER INFORMATION (continued)

(m)(2)	Amended Administration, Shareholder Services and Distribution Plan, in respect of Seligman Asset Allocation Moderate Growth Fund. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 filed on April 30, 2004.)

(m)(3)	Amended Administration, Shareholder Services and Distribution Plan, in respect of Seligman Asset Allocation Balanced Fund. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 filed on August 30, 2004.)

(m)(4)	Form of Supplemental Fund Services Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Seligman LaSalle Real Estate Fund Series, Inc. Post-Effective Amendment No. 7 filed on December 29, 2006.)

(m)(5)	Form of Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 19, 1999.)

(m)(6)	Form of Services Agreement between Paine Webber Incorporated and Seligman Advisors, Inc. (Incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(7)	Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, Seligman Advisors, Inc. and Seligman Data Corporation. (Incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(8)	Participation Agreement between Salomon Smith Barney Inc. and Seligman Advisors, Inc. (Incorporated by reference as Exhibit (m)(8) to Post-Effective Amendment No. 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 28, 2005.)

(m)(9)	Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, Seligman Advisors, Inc. and Seligman Data Corporation. (Incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(10)	Form of Mutual Fund Dealer Agreement between Seligman Advisors, Inc. and Salomon Smith Barney Inc. (Incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. filed on July 9, 2003.)

(m)(11)	Form of Supplemental Fund Services Agreement between The Princeton Retirement Group, Inc. and GPC Securities, Inc. and J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Seligman LaSalle Real Estate Fund Series, Inc. Post-Effective Amendment No. 7 filed on December 29, 2006.)

(m)(12)	Form of Mutual Fund Services Agreement between Prudential Investment Management Services LLC, Prudential Investments LLC, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(11) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(13)	Form of Operating Agreement between Pershing LLC, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(12) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(14)	Form of Load Fund Operating Agreement between Charles Schwab & Co., the Registrant, Seligman Advisors, Inc. and Seligman Data Corp. (Incorporated by reference to Exhibit (m)(13) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

PART C. OTHER INFORMATION (continued)

(n)	Form of Amended Plan of Multiple Classes of Shares pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement of Seligman Cash Management Fund, Inc. (File No. 811-02650) filed on April 29, 2008.)

(p)	Code of Ethics of Registrant, J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc. and affiliates, as amended. (Incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 29, 2008.)

(Other Exhibits):(a) *Power of Attorney for Maureen Fonseca.

(b) Power of Attorney for John F. Maher. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed on April 30, 2007.)

(c) Power of Attorney for Leroy C. Richie. (Incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on April 27, 2001.)

(d) Powers of Attorney. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on November 19, 1999.)

Item 24.	Persons Controlled by or Under Common Control with Registrant. None.

Item 25.	Indemnification. Reference is made to the provisions of Article Twelfth of Registrant’s Articles of Incorporation filed as Exhibit 23(a) to Registrant’s Registration Statement, filed on Form N-1A on August 13, 1999, and Article X of Registrant’s Amended and Restated By-laws, which are filed as Exhibit Item 23(b) to Post-Effective Amendment No. 8 filed on May 1, 2006. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised by the Securities and Exchange Commission that such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of counsel the matter has be settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation (“Seligman”), is the Registrant’s investment adviser and is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Item 26 of Post-Effective Amendment No. 46 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828), which was filed on January 28, 2008.

Item 27.	Principal Underwriters.

(a)	The names of each investment company (other than the Registrant) for which Registrant’s principal underwriter is currently distributing securities of the Registrant and also acts as a principal underwriter are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc. Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.

PART C. OTHER INFORMATION (continued)

(b)	Name of each director, officer or partner of Registrant’s principal underwriter named in response to Item 20:

Seligman Advisors, Inc.

As of April 2, 2008

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
William C. Morris*	Chairman of the Board and Director	Chairman of the Board
Brian T. Zino*	Director	President, Director and Chief Executive Officer
Charles W. Kadlec*	Director and President	None
David F. Stein*	Director	None
Rodney G.D. Smith*	Director	None
John H. Clark*	Director	None
John B. Cunningham*	Director	None
Neil T. Eigen*	Director	None
Thomas G. Moles*	Director	None
Paul H. Wick*	Director	None
Richard M. Potocki*	Managing Director, Director of Sales	None
Jonathan G. Evans*	Managing Director, Regional Sales	None
Bruce M. Tuckey*	Managing Director, Regional Sales	None
Andrew S. Veasy*	Managing Director, Regional Sales	None
Peter Quinn*	Managing Director, National Sales	None
Michelle L. Rappa*	Managing Director, Director of Marketing	None
Thomas G. Rose*	Senior Vice President, Finance	Vice President
James R. Besher*	Senior Vice President, Regional Sales	None
Steven O’Brien*	Senior Vice President, Regional Sales	None
Gerald I. Cetrulo, III*	Senior Vice President, Regional Sales	None
John Feneck*	Senior Vice President, Regional Sales	None
Arthur A. Condron*	Senior Vice President, Offshore Sales and Administration	None
Emily H. Calcagno*	Senior Vice President, Relationship Management	None
Jeffrey S. Dean*	Senior Vice President, Director of Operations and Business Planning	None
Kenneth J. Dougherty*	Senior Vice President, Regional Sales	None
Ronald W. Pond*	Senior Vice President, Divisional Sales Director	None
Mike Hogan*	Senior Vice President, Division Sales Director	None
Thomas P. Parnell*	Senior Vice President, Regional Sales	None
Daniel R. Molloy*	Senior Vice President, Regional Retirement Plans Manager	None
Jeffery C. Pleet*	Senior Vice President, Regional Retirement Plans Manager	None
Judith L. Lyon*	Senior Vice President, Regional Sales	None
Gary A. Terpening*	Senior Vice President, Product Management	None
Matthew K. Scott*	Senior Vice President, Regional Retirement Plans Manager	None
Brian C. Lighty*	Senior Vice President, Regional Retirement Plans Manager	None
Nicole C. Grogan*	Senior Vice President, Manager, Sales Administration & Planning, Managed Money	None
Peter J. Campagna*	Senior Vice President, Managed Products Seligman Advisors, Inc. As of April 2, 2008	None

(1)	(2)	(3)
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Matthew Witschel*	Senior Vice President, Manager of Internal Sales	None
Matthew Saunders*	Vice President, Product Manager	None
Paula A. Smith*	Senior Vice President, Director of Retirement Plans	None
William A. DeSanto*	Senior Vice President, Director of Product Management	None
Karin Billias*	Vice President, Retirement Marketing	None
Marco F. Acosta*	Vice President, Product Manager	None
Robert T. Maloney*	Vice President, Relationship Manager	None
Michael E. Swinarski*	Vice President, Relationship Manager	None
Kevin Collins*	Vice President, Regional Retirement Plans Manager	None
Kurt Stam*	Vice President, Product Manager	None
Brian C. Kelleher*	Vice President, Regional Sales	None
David C. Carrano*	Vice President, Regional Sales	None
Matthew R. Compton*	Vice President, Regional Sales	None
James M. Wing*	Vice President, Regional Sales	None
Chad Harding*	Vice President, Regional Sales	None
Seth Leibick*	Vice President, Regional Sales	None
Lisa M. MacDonald*	Vice President, Sales Administration & Planning	None
Bret L. Solnoki*	Vice President, Sub-Advisory	None
Frank J. Nasta*	Director and Corporate Secretary	Secretary
Paul B. Goucher*	Assistant Corporate Secretary	Assistant Secretary
Jennifer G. Muzzey*	Assistant Corporate Secretary	None
Joseph D’Alessandro*	Assistant Corporate Secretary	Assistant Secretary
Albert A. Pisano*	Senior Vice President, Chief Compliance Officer	None
Katherine J. Shetler*	Vice President and Treasurer	None
Julie S. Rosenberg*	Assistant Treasurer	None
Lawrence P. Vogel*	Assistant Treasurer	Vice President and Treasurer
Thomas Figueira*	Assistant Treasurer	None
Brian R. Nash*	Assistant Treasurer	None
Jennie Haluska*	Assistant Treasurer	None
Keith R. Landry*	Vice President, Manager, Order Desk	None
Sandra Floris*	Assistant Vice President, Order Desk	None
Glen Matthews*	Assistant Vice President, Order Desk	None
Valerie Elaine Rummo*	Assistant Vice President, Retirement Consultant Desk Manager	None
Mike Lynn*	Assistant Vice President, Regional Sales	None
Mike Stoppiello*	Assistant Vice President, Regional Sales	None
George Kounalakis*	Assistant Vice President, Regional Sales	None
Oscar Lagos*	Assistant Vice President, Business Development	None

*	The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

(c)	Not applicable.

Item 28.	Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J. & W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, NY 10017 or at the following locations: (1) State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, custodian of the Registrant's cash and securities and agent performing certain accounting and record-keeping functions relating to portfolio transactions and calculating the net asset value of the Registrant; and (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, as shareholder service agent, maintains shareholder records for the Registrant.

Item 29.	Management Services. Seligman Data Corp. (“SDC”), the Registrant’s shareholder service agent, has an agreement with First Data Investors Services Group (“FDISG”) pursuant to which FDISG provides a data processing system for certain shareholder accounting and record-keeping functions performed by SDC.

Item 30.	Undertakings. Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 11 to its Registration Statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 11 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 29th day of April, 2008.

SELIGMAN ASSET ALLOCATION SERIES, INC.

By:	/s/ Brian T. Zino
Brian T. Zino, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2008.

Signature		Title

/s/ Brian T. Zino		Director, President and Chief Executive Officer
Brian T. Zino		(Principal Executive Officer)

/s/ William C. Morris		Chairman of the Board and Director
William C. Morris

/s/ Lawrence P. Vogel		Treasurer (Principal Financial and Accounting Officer)
Lawrence P. Vogel

Maureen Fonseca, Director	)
John R. Galvin, Director	)
John F. Maher, Director	)
Frank A. McPherson, Director	)
Betsy S. Michel, Director	)
Leroy C. Richie, Director	)	/s/ Brian T. Zino
Robert L. Shafer, Director	)	Brian T. Zino, Attorney-in-Fact
James N. Whitson, Director	)

SELIGMAN ASSET ALLOCATION SERIES, INC.

Post-Effective Amendment No. 11

Registration Statement on Form N-1A

EXHIBIT INDEX

Form N-1A Item No.	Description
Item 23(a)(1)	Form of Articles Supplementary (Conversion of Class D shares).

Item 23(d)(2)	Form of Waiver/Reimbursement Agreement.

Item 23(j)	Consent of Independent Registered Public Accounting Firm.

(Other Exhibits)	Power of Attorney for Maureen Fonseca.